UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number:
811-23402
Name of Fund:
BlackRock ETF Trust
iShares FinTech Active ETF
iShares Health Innovation Active ETF
iShares International Country Rotation Active ETF
iShares International Equity Factor Rotation Active ETF
iShares Large Cap Core Active ETF
iShares Large Cap Value Active ETF
iShares U.S. Carbon Transition Readiness Aware Active ETF
iShares U.S. Equity Factor Rotation Active ETF
iShares U.S. Industry Rotation Active ETF
iShares U.S. Thematic Rotation Active ETF
iShares World ex U.S. Carbon Transition Readiness Aware Active ETF
Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809
Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock ETF Trust, 50 Hudson Yards, New York, NY 10001
Registrant's telephone number, including area code:
(800) 441-7762
Date of fiscal year end:
7/31/2026
Date of reporting period:
7/31/2026
Item 1 — Reports to Stockholders
(a) The Reports to Shareholders are attached herewith

iShares FinTech Active ETF
BPAY | NYSE Arca
Annual Shareholder Report — July 31, 2026

This annual shareholder report contains important information about iShares FinTech Active ETF (the “Fund”) for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 474‑2737.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares FinTech Active ETF	$56	0.60%
How did the Fund perform last year?
  For the reporting period ended July 31, 2026, the Fund returned (13.85)%.
  For the same period, the Fund’s benchmark, the MSCI All Country World Index (Net) returned 22.11%.
What contributed to performance?
Sezzle, Inc., a U.S.-based provider of buy now, pay later services, was the leading contributor to the Fund’s absolute performance. The company reported strong growth in payment volumes, revenue, and profitability, supported by increased customer engagement and more frequent use of its products. In addition, it raised its full-year guidance. Nu Holdings Ltd., one of the largest digital financial services platforms in Latin America, was also a top contributor. The company continued to add customers across Brazil, Mexico and Colombia, while increasing the number of financial products used by each customer. Investors reacted favorably to the company’s robust revenue growth and improving profitability, as well as the ongoing expansion of its credit portfolio. Affirm Holdings, Inc., a U.S. provider of installment payment solutions, was another key contributor. Affirm reported strong growth in gross merchandise volume and revenue, together with a significant improvement in profitability.
What detracted from performance?
The blockchain infrastructure company Circle Internet Group, Inc. was the largest detractor. The shares declined from the elevated levels they reached following the company’s initial public offering, as investors became more cautious about its valuation and the sensitivity of its earnings interest rate movements. Accelerant Holdings, a specialty insurance marketplace that connects underwriters with providers of risk capital, was an additional detractor due to concerns about the concentration of its third-party insurance relationships. Coinbase Global, Inc., a cryptocurrency exchange and digital asset infrastructure platform, also detracted. The company was affected by weaker cryptocurrency prices and lower spot trading activity, which reduced transaction revenue and weighed on profitability.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: August 16, 2022 through July 31, 2026
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	Since Fund Inception
Fund NAV	(13.85)%	3.89%
MSCI All Country World Index (Net)	22.11	16.12
Key Fund statistics
Net Assets	$9,592,607
Number of Portfolio Holdings	41
Net Investment Advisory Fees	$58,474
Portfolio Turnover Rate	70%
The inception date of the Fund was August 16, 2022.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of July 31, 2026)
Industry allocation
Industry	Percent of Total Investments(a)
Financial Services	46.6%
Consumer Finance	17.4%
Capital Markets	15.4%
Banks	8.3%
Broadline Retail	6.7%
Software	4.1%
IT Services	1.5%
Ten largest holdings
Security	Percent of Total Investments(a)
Global Payments, Inc.	4.7%
Capital One Financial Corp.	4.3%
Chime Financial, Inc., Class A	4.0%
Etoro Group Ltd., Class A	3.7%
Kaspi.KZ JSC	3.7%
Klarna Group PLC	3.7%
Block, Inc.	3.6%
Shift4 Payments, Inc., Class A	3.5%
Sea Ltd., ADR	3.5%
Robinhood Markets, Inc., Class A	3.5%
(a)	Excludes money market funds.
Material Fund changes
This is a summary of certain changes to the Fund since July 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after July 31, 2026 at blackrock.com/fundreports or upon request by contacting us at (800) 474-2737.
Effective November 28, 2025, BlackRock Fund Advisors (“BFA”) has contractually agreed to cap the Fund’s total annual fund operating expenses to 0.55% as a percentage of the Fund’s average daily net assets through June 30, 2027.
Additionally, effective November 28, 2025, for its investment advisory services to the Fund, BFA will be paid a management fee by the Fund, based on a percentage of the Fund’s average daily net assets, at an annual rate of 0.66% of the first $3 billion of the Fund’s average daily net assets, 0.63% of the next $2 billion of the Fund’s average daily net assets, 0.61% of the next $5 billion of the Fund’s average daily net assets and 0.60% of the average daily net assets of the Fund in excess of $10 billion. Prior to November 28, 2025, BFA was paid a management fee by the Fund, based on a percentage of the Fund’s average daily net assets, at an annual rate of 0.70% of the first $1 billion of the Fund’s average daily net assets, 0.66% of the next $2 billion of the Fund’s average daily net assets, 0.63% of the next $2 billion of the Fund’s average daily net assets, 0.61% of the next $5 billion of the Fund’s average daily net assets and 0.60% of the average daily net assets of the Fund in excess of $10 billion.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 474-2737.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares FinTech Active ETF
Annual Shareholder Report — July 31, 2026
BPAY-07/26-AR

iShares Health Innovation Active ETF
BMED | NYSE Arca
Annual Shareholder Report — July 31, 2026

This annual shareholder report contains important information about iShares Health Innovation Active ETF (the “Fund”) for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 474‑2737.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Health Innovation Active ETF	$69	0.61%
How did the Fund perform last year?
  For the reporting period ended July 31, 2026, the Fund returned 25.58%.
  For the same period, the Fund’s benchmark, the MSCI All Country World Index (Net) returned 22.11%, and the STOXX Global Breakthrough Healthcare Index (Net) returned 26.42%.
What contributed to performance?
Exact Sciences Corp., which was taken over at a premium by Abbott Laboratories in November 2025, was the leading contributor to absolute performance. Johnson & Johnson, which delivered strong results, raised its guidance, and demonstrated a healthy new product pipeline, was also a top contributor. Bruker Corp., a provider of scientific instruments and diagnostics solutions, further contributed to results. The stock advanced on signs of a return to organic revenue growth and profit margin expansion.
What detracted from performance?
Boston Scientific Corp. a leading cardiovascular and medical-surgical technology company, was the Fund’s largest individual detractor. The stock fell sharply in February 2026 after management issued revenue guidance that was well below expectations, and it weakened further in August after again cutting its sales and earnings outlook. Intuitive Surgical, Inc., a maker of robotic surgical systems, also detracted meaningfully. The stock lagged due to tariff headwinds, pricing pressures, and reduced demand for bariatric procedures stemming from rising GLP-1 usage. WuXi Biologics, Inc., which was pressured by changes in U.S. biosecurity policy, was an additional detractor of note.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: September 29, 2020 through July 31, 2026
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Fund NAV	25.58%	0.69%	3.71%
MSCI All Country World Index (Net)	22.11	10.85	14.28
STOXX Global Breakthrough Healthcare Index (Net)	26.42	(1.04)	2.56
Key Fund statistics
Net Assets	$11,153,084
Number of Portfolio Holdings	58
Net Investment Advisory Fees	$48,717
Portfolio Turnover Rate	172%
The inception date of the Fund was September 29, 2020.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of July 31, 2026)
Industry allocation
Industry	Percent of Total Investments(a)
Biotechnology	40.1%
Life Sciences Tools & Services	28.5%
Pharmaceuticals	20.7%
Health Care Equipment & Supplies	9.1%
Health Care Providers & Services	1.6%
Ten largest holdings
Security	Percent of Total Investments(a)
Merck & Co., Inc.	6.1%
Gilead Sciences, Inc.	5.0%
Johnson & Johnson	4.7%
Edwards Lifesciences Corp.	4.6%
Thermo Fisher Scientific, Inc.	4.3%
Charles River Laboratories International, Inc.	3.8%
Danaher Corp.	3.8%
Biogen, Inc.	3.6%
Waters Corp.	3.6%
Mettler-Toledo International, Inc.	3.6%
(a)	Excludes money market funds.
Material Fund changes
This is a summary of certain changes to the Fund since July 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after July 31, 2026 at blackrock.com/fundreports or upon request by contacting us at (800) 474-2737.
Effective February 24, 2026, the Fund added “Focus Risk,” or the risk of focusing its investments in the securities of a limited number of issuers, to its principal investment risks.
Effective November 28, 2025, BlackRock Fund Advisors (“BFA”) has contractually agreed to cap the Fund’s total annual fund operating expenses to 0.55% as a percentage of the Fund’s average daily net assets through June 30, 2027.
Additionally, effective November 28, 2025, for its investment advisory services to the Fund, BFA will be paid a management fee by the Fund, based on a percentage of the Fund’s average daily net assets, at an annual rate of 0.77% of the first $5 billion of the Fund’s average daily net assets, 0.74% of the next $5 billion of the Fund’s average daily net assets and 0.72% of the average daily net assets of the Fund in excess of $10 billion. Prior to November 28, 2025, for its investment advisory services to the Fund, BFA was paid a management fee by the Fund, based on a percentage of the Fund’s average daily net assets, at an annual rate of 0.85% of the first $1 billion of the Fund’s average daily net assets, 0.80% of the next $2 billion of the Fund’s average daily net assets, 0.77% of the next $2 billion of the Fund’s average daily net assets, 0.74% of the next $5 billion of the Fund’s average daily net assets and 0.72% of the average daily net assets of the Fund in excess of $10 billion.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 474-2737.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI Inc., STOXX Ltd. and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Health Innovation Active ETF
Annual Shareholder Report — July 31, 2026
BMED-07/26-AR

iShares International Country Rotation Active ETF
CORO | NASDAQ
Annual Shareholder Report — July 31, 2026

This annual shareholder report contains important information about iShares International Country Rotation Active ETF (the “Fund”) for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 474‑2737.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares International Country Rotation Active ETF	$13	0.11%
How did the Fund perform last year?
  For the reporting period ended July 31, 2026, the Fund returned 31.73%.
  For the same period, the Fund’s benchmark, the MSCI ACWI ex-USA Index (Net) returned 28.46%.
What contributed to performance?
Holdings within South Korea, Japan and Taiwan made the largest contributions to return over the period.
South Korea was the largest contributor to return, driven by strong performance in technology and semiconductors. The robust demand for AI-related hardware, memory chips, and other technology components support South Korea’s exceptional earnings growth. Japan was a positive contributor to performance as improving corporate fundamentals, market reforms, and continued economic normalization helped fuel equity market gains. Taiwan was another positive contributor as companies there benefited from playing a central role in the global semiconductor and AI supply chain. The continued strong chip demand has supported earnings growth in Taiwan.
What detracted from performance?
Holdings within India, Finland and Qatar weighed most heavily on return.
India was the largest detractor from performance as elevated equity valuations, concerns around the pace of economic growth and softer earnings expectations weighed on investor sentiment there and led to foreign investor outflows. Finland’s equity market faced pressure from a challenging economic backdrop and slowing growth across parts of Europe, with particular weakness in several of the country’s industrial and technology-related companies. Qatar was another detractor as energy market disruption and moderation in sentiment toward Gulf markets broadly weighed on returns there. In addition, Qatar’s equity market is concentrated in energy and financial companies which saw their shares negatively impacted as investors rotated toward faster-growing, more technology-oriented markets.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: December 3, 2024 through July 31, 2026
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	Since Fund Inception
Fund NAV	31.73%	28.18%
MSCI ACWI ex-USA Index (Net)	28.46	25.73
Key Fund statistics
Net Assets	$7,829,294,504
Number of Portfolio Holdings	33
Net Investment Advisory Fees	$2,218,966
Portfolio Turnover Rate	78%
The inception date of the Fund was December 3, 2024.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of July 31, 2026)
Portfolio composition
Asset Class	Percent of Total Investments(a)
International Equity	96.2%
Domestic Equity	3.8%
Ten largest holdings
Security	Percent of Total Investments(a)
iShares MSCI Japan ETF	19.0%
iShares MSCI Canada ETF	13.4%
iShares MSCI South Korea ETF	8.2%
iShares MSCI United Kingdom ETF	7.0%
iShares MSCI Switzerland ETF	6.6%
iShares MSCI Spain ETF	6.5%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4.2%
iShares MSCI Taiwan ETF	3.9%
iShares Core S&P 500 ETF	3.8%
iShares MSCI Hong Kong ETF	3.6%
(a)	Excludes money market funds.
Material Fund changes
This is a summary of certain changes to the Fund since July 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after July 31, 2026 at blackrock.com/fundreports or upon request by contacting us at (800) 474-2737.
The Fund's net expense ratio decreased from the prior fiscal year primarily due to an increase in the investment advisory fee waiver, which the Manager applies in an amount equal to the acquired fund fees and expenses attributable to the Fund's investments in affiliated funds, reflecting a greater allocation to BlackRock-managed underlying funds during the current fiscal year.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 474-2737.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares International Country Rotation Active ETF
Annual Shareholder Report — July 31, 2026
CORO-07/26-AR

iShares International Equity Factor Rotation Active ETF

IDYN | NYSE Arca

Annual Shareholder Report — July 31, 2026

This annual shareholder report contains important information about iShares International Equity Factor Rotation Active ETF (the “Fund”) for the period of August 5, 2025 to July 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 474‑2737.
What were the Fund costs for the period?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares International Equity Factor Rotation Active ETF	$51(a)	0.46%(b)
(a)	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
(b)	Annualized.
How did the Fund perform during the period?
  For the abbreviated reporting period beginning August 5, 2025 and ended July 31, 2026, the Fund returned 23.34%.
  For the same period, the Fund’s benchmark, the MSCI EAFE Index (Net) returned 23.73%.
What contributed to performance?
Positive contributions to performance were led by technology and semiconductor-related companies, along with exposure to the broader digital economy and innovation. Select holdings in health care, industrials and financials also contributed positively. ASML Holding N.V. was the top individual contributor. The Dutch provider of photolithography systems used in manufacturing advanced chips has benefited from surging demand driven by the AI data center buildout. Other leading contributors included Swiss pharmaceutical company Novartis AG, Japanese semiconductor test equipment manufacturer Advantest Corp., Japanese electrical equipment manufacturer Fujikura Ltd., and Spanish bank Banco Santander S.A.
What detracted from performance?
Detractors from performance were spread across a range of sectors, reflecting increased stock level performance dispersion over the period rather than weakness in a single area of the market. This occurred against a backdrop of shifting market leadership and periods of investor rotation across growth-oriented, cyclical and more defensive areas. The largest individual detractors included German enterprise software company SAP SE, British multinational information and analytics company RELX Plc, Japanese video game manufacturer Nintendo Co., Ltd., Norwegian fertilizer producer Yara International ASA, and German arms manufacturer Rheinmetall AG.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: August 5, 2025 through July 31, 2026
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
As of the date of this report, the Fund does not have a full fiscal year of performance information to report. The inception date of the Fund was August 5, 2025.
Key Fund statistics
Net Assets	$107,765,659
Number of Portfolio Holdings	188
Net Investment Advisory Fees	$364,252
Portfolio Turnover Rate	64%
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of July 31, 2026)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	31.5%
Industrials	19.5%
Information Technology	11.3%
Health Care	8.3%
Materials	7.2%
Communication Services	6.8%
Utilities	6.0%
Consumer Staples	5.1%
Consumer Discretionary	3.2%
Real Estate	1.1%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
Japan	25.3%
United Kingdom	12.0%
France	8.0%
Germany	7.0%
Switzerland	6.1%
Spain	6.0%
Australia	5.2%
Italy	4.3%
Hong Kong	4.1%
Netherlands	4.1%
Other#	17.9%
(a)	Excludes money market funds.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 474-2737.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI Inc. and its affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares International Equity Factor Rotation Active ETF
Annual Shareholder Report — July 31, 2026
IDYN-07/26-AR

iShares Large Cap Core Active ETF
BLCR | NASDAQ
Annual Shareholder Report — July 31, 2026

This annual shareholder report contains important information about iShares Large Cap Core Active ETF (the “Fund”) for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 474‑2737.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Large Cap Core Active ETF	$38	0.33%
How did the Fund perform last year?
  For the reporting period ended July 31, 2026, the Fund returned 30.39%.
  For the same period, the Fund’s benchmark, the Russell 1000 Index returned 18.94%.
What contributed to performance?
Positive contributions to performance were led by stock selection within the information technology sector, most notably a position in Micron Technology, Inc. as the memory chip manufacturer has benefited from surging demand for AI-related memory and data center infrastructure. An overweight in Intel Corp. also boosted returns as investors gained confidence in the company's turnaround efforts and ability to participate in the expanding semiconductor and AI ecosystem. Networking company Ciena Corp. and hard disk drive manufacturer Western Digital Corp. were also beneficiaries of enthusiasm around artificial intelligence. Outside of information technology, stock selection within industrials and consumer discretionary contributed meaningfully.
What detracted from performance?
The largest detractor from performance was stock selection in the financials sector, most notably an overweight position in futures and derivatives exchange CME Group, Inc. as reduced market volatility led investors to temper expectations for future trading activity and earnings growth. Holdings of Intercontinental Exchange, Inc., an operator of financial exchanges, clearing businesses and mortgage technology platforms, detracted as investors rotated away from financial infrastructure companies toward higher-growth areas of the market. Positioning in healthcare equipment & supplies also detracted, most notably positions in medical technology companies Medtronic plc and Boston Scientific Corp. as capital flowed toward industries perceived as more direct beneficiaries of artificial intelligence, digital infrastructure, and accelerating technology spending.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: October 24, 2023 through July 31, 2026
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	Since Fund Inception
Fund NAV	30.39%	27.49%
Russell 1000 Index	18.94	24.15
Key Fund statistics
Net Assets	$6,451,293,346
Number of Portfolio Holdings	45
Net Investment Advisory Fees	$7,012,634
Portfolio Turnover Rate	67%
The inception date of the Fund was October 24, 2023.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of July 31, 2026)

Industry allocation
Industry	Percent of Total Investments(a)
Semiconductors & Semiconductor Equipment	17.3%
Interactive Media & Services	9.3%
Broadline Retail	7.6%
Aerospace & Defense	6.5%
Technology Hardware, Storage & Peripherals	6.1%
Health Care Providers & Services	5.8%
Financial Services	5.7%
Software	5.1%
Electronic Equipment, Instruments & Components	4.0%
Trading Companies & Distributors	3.2%
Other*	29.4%

Ten largest holdings
Security	Percent of Total Investments(a)
Amazon.com, Inc.	7.6%
Nvidia Corp.	6.6%
Microsoft Corp.	5.1%
Alphabet, Inc., Class A	5.1%
Meta Platforms, Inc., Class A	4.2%
Visa, Inc., Class A	4.1%
Cardinal Health, Inc.	3.7%
ATI, Inc.	3.6%
Apple, Inc.	3.4%
WESCO International, Inc.	3.2%
(a)	Excludes money market funds.
*	Ten largest industries are presented. Additional industries are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 474-2737.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Large Cap Core Active ETF
Annual Shareholder Report — July 31, 2026
BLCR-07/26-AR

iShares Large Cap Value Active ETF
BLCV | NYSE Arca
Annual Shareholder Report — July 31, 2026

This annual shareholder report contains important information about iShares Large Cap Value Active ETF (the “Fund”) for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 474‑2737.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Large Cap Value Active ETF	$51	0.45%
How did the Fund perform last year?
  For the reporting period ended July 31, 2026, the Fund returned 25.50%.
  For the same period, the Fund’s benchmark, the Russell 1000 Index returned 18.94%, and the Russell 1000 Value Index returned 31.19%.
What contributed to performance?
Positive contributions to the Fund’s performance were led by the information technology sector, most notably holdings within the technology hardware, storage & peripherals industry. In this vein, data storage device manufacturer Western Digital Corp. highlighted contributions as favorable storage supply-demand dynamics and increasing AI-related infrastructure demand supported pricing and profitability expectations. Technology hardware provider Hewlett Packard Enterprise Co. also contributed as AI-related infrastructure demand and strength in its networking segment supported business momentum.
Utilities holdings also generated strong returns, supported by growing electricity demand and increased investment in power generation and grid infrastructure. In particular, exposure to a pair of midwestern utilities, Evergy Inc. and DTE Energy Co., drove performance within the sector. Finally, consumer discretionary holdings performed well, led by the automobile industry where General Motors Co. led contributions.
What detracted from performance?
On the downside, financials and real estate were the only sector-level detractors during the period. Within financials, concerns around AI-related business model disruption weighed on shares of banking software and payment processing provider Fidelity National Information Services. Similarly, sentiment around Intercontinental Exchange Inc., operator of the New York Stock Exchange, was impacted by concerns that AI could disrupt its securities exchange and fixed income data businesses. With respect to real estate, continued elevated interest rates have weighed on the sector broadly. The weakest performance was concentrated in the specialized and industrial REIT industries, with cell tower company Crown Castle Inc. the biggest detractor from Fund returns.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: May 19, 2023 through July 31, 2026
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	Since Fund Inception
Fund NAV	25.50%	20.22%
Russell 1000 Index	18.94	21.33
Russell 1000 Value Index	31.19	19.63
Key Fund statistics
Net Assets	$344,901,423
Number of Portfolio Holdings	56
Net Investment Advisory Fees	$814,203
Portfolio Turnover Rate	149%
On February 27, 2026, the Fund acquired all of the assets, subject to the liabilities, of iShares Large Cap Value Active ETF (the “Predecessor Fund”) and CornerCap Fundametrics® Large-Cap ETF, a series of Advisor Managed Portfolios, through a tax-free reorganization (the “Reorganization”). The Predecessor Fund commenced operations on May 19, 2023 and is the performance and accounting survivor of the Reorganization.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of July 31, 2026)
Industry allocation
Industry	Percent of Total Investments(a)
Broadline Retail	8.7%
Software	8.3%
Technology Hardware, Storage & Peripherals	7.0%
Banks	6.7%
Oil, Gas & Consumable Fuels	5.5%
Health Care Providers & Services	5.1%
Capital Markets	4.7%
Aerospace & Defense	4.7%
Pharmaceuticals	4.3%
Health Care Equipment & Supplies	3.8%
Other*	41.2%
Ten largest holdings
Security	Percent of Total Investments(a)
Amazon.com, Inc.	8.7%
Microsoft Corp.	8.3%
Apple, Inc.	5.4%
Charles Schwab Corp. (The)	3.1%
Chevron Corp.	3.1%
Wells Fargo & Co.	3.0%
CVS Health Corp.	2.8%
British American Tobacco PLC, ADR, NVS	2.7%
Baxter International, Inc.	2.4%
Keurig Dr. Pepper, Inc.	2.4%
(a)	Excludes money market funds.
*	Ten largest industries are presented. Additional industries are found in Other.
Material Fund changes
This is a summary of certain changes to the Fund since July 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after July 31, 2026 at blackrock.com/fundreports or upon request by contacting us at (800) 474-2737.
On February 27, 2026, the Predecessor Fund and CornerCap Fundametrics® Large-Cap ETF, a series of Advisor Managed Portfolios, were reorganized into the Fund as part of the Reorganization. Prior to the Reorganization, the Fund had not yet commenced operations. Following the Reorganization, as of March 2, 2026, the Fund changed its name from iShares Large Cap Value Active ETF II to iShares Large Cap Value Active ETF.
In connection with the Reorganization, the Fund’s Board approved an investment advisory agreement for the Fund, pursuant to which BlackRock Fund Advisors is paid a management fee from the Fund at an annual rate of 0.45% of the Fund’s average daily net assets. The Fund's net expense ratio decreased from the prior fiscal year end primarily due to a change in the Fund’s expense structure in connection with the Reorganization.
As of June 2, 2026, the Fund changed its classification from “non-diversified” to “diversified” under the Investment Company Act of 1940, as amended. As a result of this change, the Fund removed the risk factor entitled "Non-Diversification Risk" from its prospectus.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 474-2737.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Large Cap Value Active ETF
Annual Shareholder Report — July 31, 2026
BLCV-07/26-AR

iShares U.S. Carbon Transition Readiness Aware Active ETF
LCTU | NYSE Arca
Annual Shareholder Report — July 31, 2026

This annual shareholder report contains important information about iShares U.S. Carbon Transition Readiness Aware Active ETF (the “Fund”) (formerly known as BlackRock U.S. Carbon Transition Readiness ETF) for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 474‑2737.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Carbon Transition Readiness Aware Active ETF	$15	0.14%
How did the Fund perform last year?
  For the reporting period ended July 31, 2026, the Fund returned 17.60%.
  For the same period, the Fund’s benchmark, the Russell 1000 Index returned 18.94%.
What contributed to performance?
At a time of positive returns for the broader market, all eleven sectors contributed to the Fund’s absolute performance. Holdings in information technology made the largest contribution due to the combination of the sector’s sizable portfolio weighting and robust total return. Apple, Inc. was the top contributor in both the sector and the portfolio as a whole. A number of semiconductor stocks further helped results, led by Advanced Micro Devices, Inc., Micron Technology, Inc., and NVIDIA Corp., among others. Healthcare was the second-largest contributor, highlighted by a strong gain for Eli Lilly & Co., Inc. The Fund’s holdings in industrials and financials also performed very well and had a meaningful influence on results. RTX Corp. and Goldman Sachs Group, Inc. were the leading contributors in the two sectors, respectively.
What detracted from performance?
The strong performance for more carbon-intensive energy and materials stocks was a headwind for the Fund given its emphasis on lower-carbon companies.
Although no sector finished the annual period with a negative return, certain individual holdings—including Meta Platforms, Inc., Microsoft Corp., and Netflix, Inc.—lost ground and hurt the Fund’s performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: April 6, 2021 through July 31, 2026
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Fund NAV	17.60%	11.43%	12.46%
Russell 1000 Index	18.94	12.12	12.97
Key Fund statistics
Net Assets	$1,207,979,693
Number of Portfolio Holdings	327
Net Investment Advisory Fees	$2,013,927
Portfolio Turnover Rate	40%
The inception date of the Fund was April 6, 2021.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of July 31, 2026)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	35.3%
Financials	12.8%
Consumer Discretionary	9.5%
Industrials	9.3%
Communication Services	9.3%
Health Care	9.2%
Consumer Staples	4.5%
Energy	3.2%
Materials	2.3%
Utilities	2.3%
Other*	2.3%
Ten largest holdings
Security	Percent of Total Investments(a)
Nvidia Corp.	7.4%
Apple, Inc.	7.1%
Microsoft Corp.	4.2%
Amazon.com, Inc.	3.3%
Alphabet, Inc., Class A	2.8%
Broadcom, Inc.	2.4%
Alphabet, Inc., Class C, NVS	2.2%
Meta Platforms, Inc., Class A	1.9%
Bank of America Corp.	1.6%
Micron Technology, Inc.	1.3%
(a)	Excludes money market funds.
*	Ten largest sectors are presented. Additional sectors are found in Other.
Material Fund changes
This is a summary of certain changes to the Fund since July 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after July 31, 2026 at blackrock.com/fundreports or upon request by contacting us at (800) 474-2737.
On February 19, 2026, the Fund’s Board approved certain changes to the Fund’s investment strategy and investment process. Effective April 24, 2026, under the Fund’s revised investment strategy, although a majority of the Low Carbon Economy Transition Readiness score will be comprised of environmental considerations, the score will also incorporate social and governance considerations, as well as certain non-sustainability signals, including financial signals. The weighting of these inputs is determined and dynamically adjusted by BlackRock Fund Advisors based on their assessed relative importance and prevailing market conditions.
On February 20, 2025, the Fund’s Board approved a change in the name of BlackRock U.S. Carbon Transition Readiness ETF to iShares U.S. Carbon Transition Readiness Aware Active ETF. This change became effective on November 21, 2025.
Also on February 20, 2025, the Fund’s Board approved a change in the Fund's principal investment strategies. Under Fund’s revised strategies, investments in derivatives are counted toward the Fund’s policy to invest at least 80% of its net assets plus the amount of any borrowings for investment purposes in equity securities of issuers listed in the United States of America to the extent that such derivatives provide investment exposure to the securities included within that policy or to one or more market risk factors associated with such securities. Additionally, under the Fund’s revised strategies, the Fund seeks to maintain a Low Carbon Economy Transition Readiness score that is at least 10% better than that of the Russell 1000 Index.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 474-2737.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares U.S. Carbon Transition Readiness Aware Active ETF
Annual Shareholder Report — July 31, 2026
LCTU-07/26-AR

iShares U.S. Equity Factor Rotation Active ETF
DYNF | NYSE Arca
Annual Shareholder Report — July 31, 2026

This annual shareholder report contains important information about iShares U.S. Equity Factor Rotation Active ETF (the “Fund”) for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 474‑2737.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Equity Factor Rotation Active ETF	$29	0.26%
How did the Fund perform last year?
  For the reporting period ended July 31, 2026, the Fund returned 21.46%.
  For the same period, the Fund’s benchmark, the MSCI USA Index returned 19.09%.
What contributed to performance?
Positive contributions to performance were led by holdings of several U.S. mega-cap and technology-related companies which experienced strong earnings supported by ongoing investment in AI and digital infrastructure. Holdings of Apple Inc. highlighted contributions as the iPhone manufacturer benefited from a successful product upgrade and investors rewarded the company’s disciplined approach to spending on AI. Shares of Google parent Alphabet Inc. rose sharply as investors viewed the company’s elevated infrastructure spending as vindicated by its enormous cloud services order backlog. Memory chip manufacturer Micron Technology, Inc., networking equipment provider Cisco Systems, Inc. and semiconductor manufacturing equipment provider Applied Materials, Inc. all saw surging demand driven by the AI infrastructure buildout.
What detracted from performance?
On the downside, the Fund’s largest detractors included social media giant Meta Platforms Inc., hyperscaler and enterprise software provider Microsoft Corp., streaming services company Netflix Inc., data analytics software provider Palantir Technologies Inc., and customer relationship management software firm Salesforce Inc. While AI remained an important driver of broader market performance, returns across growth and technology-related companies became increasingly differentiated as market leadership shifted and investors became more selective. In this vein, perceived risk from AI-related business model disruption weighed on holdings of software companies held in the Fund.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: March 19, 2019 through July 31, 2026
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Fund NAV	21.46%	14.97%	16.53%
MSCI USA Index	19.09	12.36	15.86
Key Fund statistics
Net Assets	$38,624,677,418
Number of Portfolio Holdings	229
Net Investment Advisory Fees	$79,328,570
Portfolio Turnover Rate	32%
The inception date of the Fund was March 19, 2019.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of July 31, 2026)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	37.8%
Financials	15.7%
Communication Services	10.8%
Industrials	9.4%
Consumer Discretionary	7.1%
Health Care	6.7%
Energy	5.3%
Real Estate	2.3%
Utilities	2.2%
Consumer Staples	1.8%
Materials	0.9%
Ten largest holdings
Security	Percent of Total Investments(a)
Nvidia Corp.	8.0%
Apple, Inc.	7.5%
Microsoft Corp.	5.1%
Amazon.com, Inc.	4.4%
JPMorgan Chase & Co.	3.9%
ExxonMobil Holdings Corp.	3.0%
Broadcom, Inc.	2.9%
Alphabet, Inc., Class A	2.6%
Bank of America Corp.	2.2%
Alphabet, Inc., Class C, NVS	2.2%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 474-2737.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares U.S. Equity Factor Rotation Active ETF
Annual Shareholder Report — July 31, 2026
DYNF-07/26-AR

iShares U.S. Industry Rotation Active ETF
INRO | NASDAQ
Annual Shareholder Report — July 31, 2026

This annual shareholder report contains important information about iShares U.S. Industry Rotation Active ETF (the “Fund”) for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 474‑2737.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Industry Rotation Active ETF	$46	0.42%
How did the Fund perform last year?
  For the reporting period ended July 31, 2026, the Fund returned 20.90%.
  For the same period, the Fund’s benchmark, the MSCI USA Index returned 19.09%.
What contributed to performance?
Positions in the semiconductor industry made the largest contribution to performance, led by Micron Technology, Inc. and NVIDIA Corp. Semiconductor companies continued to deliver strong results, fueled by AI-linked chip demand and investments in AI infrastructure.
Holdings in the technology hardware, storage, & peripherals industry also contributed. Apple, Inc., which continued to demonstrate durable earnings, was the leading individual contributor.
Interactive media & services, where shares of Google parent Alphabet, Inc. rallied on the strength of the AI boom, was a further contributor of note.
What detracted from performance?
Software was the largest detractor, as the industry lagged considerably due to concerns about AI displacement. Microsoft Corp. was the most significant individual detractor in the category.
The entertainment industry also weighed on performance. Changing consumer spending patterns and increased competition for audience engagement caused companies to experience slowing revenue projections.
Professional services, which suffered from concerns about displacement from the rise of AI technology, was an additional detractor.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: March 26, 2024 through July 31, 2026
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	Since Fund Inception
Fund NAV	20.90%	17.27%
MSCI USA Index	19.09	18.24
Key Fund statistics
Net Assets	$34,370,407
Number of Portfolio Holdings	302
Net Investment Advisory Fees	$132,100
Portfolio Turnover Rate	111%
The inception date of the Fund was March 26, 2024.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of July 31, 2026)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	38.2%
Financials	11.8%
Consumer Discretionary	10.8%
Health Care	9.4%
Communication Services	9.2%
Industrials	8.8%
Consumer Staples	5.2%
Energy	3.6%
Materials	1.4%
Utilities	1.2%
Real Estate	0.4%
Ten largest holdings
Security	Percent of Total Investments(a)
Apple, Inc.	7.9%
Nvidia Corp.	7.2%
Microsoft Corp.	5.5%
Amazon.com, Inc.	4.1%
Alphabet, Inc., Class A	3.2%
Alphabet, Inc., Class C, NVS	2.4%
JPMorgan Chase & Co.	2.2%
Broadcom, Inc.	2.2%
Meta Platforms, Inc., Class A	1.8%
Micron Technology, Inc.	1.5%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 474-2737.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares U.S. Industry Rotation Active ETF
Annual Shareholder Report — July 31, 2026
INRO-07/26-AR

iShares U.S. Thematic Rotation Active ETF
THRO | NYSE Arca
Annual Shareholder Report — July 31, 2026

This annual shareholder report contains important information about iShares U.S. Thematic Rotation Active ETF (the “Fund”) for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 474‑2737.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Thematic Rotation Active ETF	$60	0.55%
How did the Fund perform last year?
  For the reporting period ended July 31, 2026, the Fund returned 18.21%.
  For the same period, the Fund’s benchmark, the S&P 500 Index returned 19.56%.
What contributed to performance?
Positive contributions to performance were led by holdings of several U.S. mega-cap and technology-related companies which experienced strong earnings supported by ongoing investment in AI and digital infrastructure. Holdings of Apple Inc. highlighted contributions as the iPhone manufacturer benefited from a successful product upgrade and investors rewarded the company’s disciplined approach to spending on AI. Memory chip manufacturer Micron Technology, Inc. saw surging demand driven by the AI infrastructure buildout. Shares of Google parent Alphabet Inc. rose sharply as investors viewed the company’s elevated spending as vindicated by its enormous cloud services order backlog. Semiconductor company Intel Corp. also outperformed on a turnaround story and strong AI-related demand for its chips featuring advanced processing speed.
What detracted from performance?
Detractors were spread across a range of industries, reflecting greater stock-level performance dispersion over the period rather than weakness in a single area of the market. Holdings that had the biggest negative impact on performance included social media giant Meta Platforms Inc., cloud services and enterprise software company Microsoft Corp., medical device manufacturer Boston Scientific Corp., cybersecurity software provider Check Point Software Technologies Ltd., and electronic vehicle and satellite technology provider Tesla Inc. Perceived risk from AI-related business model disruption weighed on software companies held in the Fund. Boston Scientific has faced increasing competitive pressure and lower standalone usage for its industry-leading Watchman heart implant device, leading management to reduce forward guidance and analysts to revise outlooks downward.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: December 14, 2021 through July 31, 2026
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	Since Fund Inception
Fund NAV	18.21%	13.03%
S&P 500 Index	19.56	12.54
Key Fund statistics
Net Assets	$6,474,369,752
Number of Portfolio Holdings	243
Net Investment Advisory Fees	$37,690,132
Portfolio Turnover Rate	93%
The inception date of the Fund was December 14, 2021.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of July 31, 2026)
Industry allocation
Industry	Percent of Total Investments(a)
Semiconductors & Semiconductor Equipment	18.8%
Technology Hardware, Storage & Peripherals	9.5%
Software	8.5%
Interactive Media & Services	7.8%
Broadline Retail	5.7%
Banks	4.8%
Aerospace & Defense	4.7%
Pharmaceuticals	4.4%
Oil, Gas & Consumable Fuels	3.6%
Machinery	3.2%
Other*	29.0%
Ten largest holdings
Security	Percent of Total Investments(a)
Apple, Inc.	8.2%
Nvidia Corp.	7.6%
Microsoft Corp.	6.5%
Amazon.com, Inc.	5.7%
Alphabet, Inc., Class A	4.4%
JPMorgan Chase & Co.	3.3%
Broadcom, Inc.	2.8%
ExxonMobil Holdings Corp.	2.2%
Alphabet, Inc., Class C, NVS	2.2%
Micron Technology, Inc.	2.2%
(a)	Excludes money market funds.
*	Ten largest industries are presented. Additional industries are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 474-2737.
The Fund is not sponsored, endorsed, issued, sold, or promoted by S&P Dow Jones Indices and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares U.S. Thematic Rotation Active ETF
Annual Shareholder Report — July 31, 2026
THRO-07/26-AR

iShares World ex U.S. Carbon Transition Readiness Aware Active ETF
LCTD | NYSE Arca
Annual Shareholder Report — July 31, 2026

This annual shareholder report contains important information about iShares World ex U.S. Carbon Transition Readiness Aware Active ETF (the “Fund”) (formerly known as BlackRock World ex U.S. Carbon Transition Readiness ETF) for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 474‑2737.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares World ex U.S. Carbon Transition Readiness Aware Active ETF	$23	0.21%
How did the Fund perform last year?
  For the reporting period ended July 31, 2026, the Fund returned 22.03%.
  For the same period, the Fund’s benchmark, the MSCI World ex USA Index (Net) returned 25.00%.
What contributed to performance?
At a time of positive returns for the broader market, ten of eleven sectors contributed to the Fund’s absolute performance. Holdings in financials made the largest contribution due to the combination of the sector’s sizable portfolio weighting and robust total return. HSBC Holdings PLC, Royal Bank of Canada, and Canadian Imperial Bank of Commerce were the leading contributors in the sector. Information technology was the second-largest contributor, highlighted by strong gains for the semiconductor stocks ASML Holding NV and Advantest Corp. The Fund’s holdings in industrials also had a meaningful, positive influence on results, led by the European companies Siemens AG and Schneider Electric SE.
What detracted from performance?
The strong performance for more carbon-intensive energy and materials stocks was a headwind for the Fund given its emphasis on lower-carbon companies.
Communication services was the only sector in which the Fund’s holdings finished the period with a negative absolute return. Autotrader Group PLC was the largest detractor, followed by Telus Corp. and Nintendo Co., Ltd. Outside of communication services, the largest detractors were the German enterprise software provider SAP SE, the Canadian infrastructure firm WSP Global, Inc., and the U.K. IT services company RELX PLC.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: April 6, 2021 through July 31, 2026
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Fund NAV	22.03%	7.71%	8.17%
MSCI World ex USA Index (Net)	25.00	9.62	9.94
Key Fund statistics
Net Assets	$285,985,683
Number of Portfolio Holdings	350
Net Investment Advisory Fees	$483,883
Portfolio Turnover Rate	33%
The inception date of the Fund was April 6, 2021.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of July 31, 2026)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	28.1%
Industrials	17.9%
Information Technology	10.3%
Health Care	9.1%
Consumer Discretionary	7.4%
Materials	7.1%
Consumer Staples	6.4%
Energy	5.3%
Utilities	3.6%
Communication Services	3.2%
Real Estate	1.6%
Ten largest holdings
Security	Percent of Total Investments(a)
ASML Holding NV	2.7%
Royal Bank of Canada	2.2%
Novartis AG, Registered	1.6%
HSBC Holdings PLC	1.5%
AstraZeneca PLC	1.3%
SAP SE	1.3%
Banco Santander SA	1.2%
Nestle SA, Registered	1.2%
Schneider Electric SE	1.2%
Enbridge, Inc.	1.2%
(a)	Excludes money market funds.
Material Fund changes
This is a summary of certain changes to the Fund since July 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after July 31, 2026 at blackrock.com/fundreports or upon request by contacting us at (800) 474-2737.
On February 19, 2026, the Fund’s Board approved certain changes to the Fund’s investment strategy and investment process. Effective April 24, 2026, under the Fund’s revised investment strategy, although a majority of the Low Carbon Economy Transition Readiness score will be comprised of environmental considerations, the score will also incorporate social and governance considerations, as well as certain non-sustainability signals, including financial signals. The weighting of these inputs is determined and dynamically adjusted by BlackRock Fund Advisors based on their assessed relative importance and prevailing market conditions.
On February 20, 2025, the Fund’s Board approved a change in the name of BlackRock World ex U.S. Carbon Transition Readiness ETF to iShares World ex U.S. Carbon Transition Readiness Aware Active ETF. This change became effective on November 21, 2025.
Also on February 20, 2025, the Fund’s Board approved a change in the Fund’s principal investment strategies. Under Fund’s revised strategies, the Fund seeks to maintain a Low Carbon Economy Transition Readiness score that is at least 10% better than that of the MSCI World ex USA Index.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 474-2737.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares World ex U.S. Carbon Transition Readiness Aware Active ETF
Annual Shareholder Report — July 31, 2026
LCTD-07/26-AR

(b) Not Applicable

Item 2 –

Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, the code of ethics was amended to update certain information and to make other non-material changes. During the period covered by this report, there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, who calls 1-800-441-7762.

Item 3 –

Audit Committee Financial Expert – The registrant’s board of trustees (the “board of trustees”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

Neil A. Cotty

Henry R. Keizer

Kenneth L. Urish

Claire A. Walton

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of trustees in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of trustees.

Item 4 –	Principal Accountant Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for the services rendered to the Fund:

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
iShares FinTech Active ETF	$16,362	$16,362	$0	$0	$10,185	$10,185	$0	$0
iShares Health Innovation Active ETF	$13,433	$13,433	$0	$0	$10,185	$10,185	$0	$0
iShares International Country Rotation Active ETF	$16,362	$14,746	$0	$0	$10,185	$10,185	$0	$0
iShares International Equity Factor Rotation Active ETF	$16,362	$0	$0	$0	$10,185	$0	$0	$0
iShares Large Cap Core Active ETF	$13,433	$13,433	$0	$0	$10,185	$10,185	$0	$0
iShares Large Cap Value Active ETF	$13,433	$13,433	$0	$0	$10,185	$10,185	$0	$0
iShares U.S. Carbon Transition Readiness Aware Active ETF	$16,362	$16,362	$0	$0	$10,185	$10,185	$0	$0

iShares U.S. Equity Factor Rotation Active ETF	$13,433	$13,433	$0	$0	$10,185	$10,185	$0	$0
iShares U.S. Industry Rotation Active ETF	$13,433	$13,433	$0	$0	$10,185	$10,185	$0	$0
iShares U.S. Thematic Rotation Active ETF	$13,433	$13,433	$0	$0	$10,185	$10,185	$0	$0
iShares World ex U.S. Carbon Transition Readiness Aware Active ETF	$13,433	$13,433	$0	$0	$10,185	$10,185	$0	$0

The following table presents fees billed by PwC that were required to be approved by the registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC (the “Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Affiliated Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[3]	$0	$0

1 The nature of the services includes assurance and related services reasonably related to the performance of the audit or review of financial statements not included in Audit Fees, including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters, out-of-pocket expenses and internal control reviews not required by regulators.

2 The nature of the services includes tax compliance and/or tax preparation, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews, taxable income and tax distribution calculations.

3 Aggregate fees borne by BlackRock in connection with the review of compliance procedures and attestation thereto performed by PwC with respect to all of the registered closed-end funds and some of the registered open-end funds advised by BlackRock.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The Committee has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Affiliated Service Providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are (a) consistent with the Securities and Exchange Commission’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”). The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimis exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) The aggregate non-audit fees, defined as the sum of the fees shown under “Audit-Related Fees,” “Tax Fees” and “All Other Fees,” paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Affiliated Service Providers were:

Entity Name	Current Fiscal Year End	Previous Fiscal Year End
iShares FinTech Active ETF	$10,185	$10,185
iShares Health Innovation Active ETF	$10,185	$10,185
iShares International Country Rotation Active ETF	$10,185	$10,185
iShares International Equity Factor Rotation Active ETF	$10,185	$0
iShares Large Cap Core Active ETF	$10,185	$10,185
iShares U.S. Carbon Transition Readiness Aware Active ETF	$10,185	$10,185
iShares Large Cap Value Active ETF	$10,185	$10,185
iShares U.S. Equity Factor Rotation Active ETF	$10,185	$10,185
iShares U.S. Industry Rotation Active ETF	$10,185	$10,185
iShares U.S. Thematic Rotation Active ETF	$10,185	$10,185
iShares World ex U.S. Carbon Transition Readiness Aware Active ETF	$10,185	$10,185

(h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser and the Affiliated Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not Applicable

(j) Not Applicable

Item 5 –	Audit Committee of Listed Registrant

(a) The following individuals are members of the registrant’s separately designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934 (15 U.S.C. 78c(a)(58)(A)):

Neil A. Cotty

Henry R. Keizer

Lori Richards

Kenneth L. Urish

Claire A. Walton

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.

July 31, 2026

2026 Annual Financial Statements and Additional Information

BlackRock ETF Trust
• iShares FinTech Active ETF | BPAY | NYSE Arca
• iShares Health Innovation Active ETF | BMED | NYSE Arca
• iShares International Country Rotation Active ETF | CORO | NASDAQ
• iShares International Equity Factor Rotation Active ETF | IDYN | NYSE Arca
• iShares Large Cap Core Active ETF | BLCR | NASDAQ
• iShares Large Cap Value Active ETF | BLCV | NYSE Arca
• iShares U.S. Carbon Transition Readiness Aware Active ETF | LCTU | NYSE Arca
• iShares U.S. Equity Factor Rotation Active ETF | DYNF | NYSE Arca
• iShares U.S. Industry Rotation Active ETF | INRO | NASDAQ
• iShares U.S. Thematic Rotation Active ETF | THRO | NYSE Arca
• iShares World ex U.S. Carbon Transition Readiness Aware Active ETF | LCTD | NYSE Arca

Not FDIC Insured • May Lose Value • No Bank Guarantee

Derivative Financial Instruments
The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Funds must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Funds' successful use of a derivative financial instrument depends on the investment adviser's ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Funds can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds' investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

2026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments
July 31, 2026
iShares FinTech Active ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Banks — 7.9%
Inter & Co., Inc.	24,025	$133,700
NU Holdings Ltd./Cayman Islands, Class A(a)	18,230	261,236
Rakuten Bank Ltd., NVS(a)	4,400	150,377
TBC Bank Group PLC	3,313	215,139
		760,452
Broadline Retail — 6.4%
MercadoLibre, Inc.(a)	154	289,204
Sea Ltd., ADR(a)	2,998	320,007
		609,211
Capital Markets — 14.7%
Charles Schwab Corp.(The)	2,608	274,466
Coinbase Global, Inc., Class A(a)	411	60,113
Etoro Group Ltd., Class A(a)	9,625	343,324
Galaxy Digital, Inc., Class A(a)	8,245	173,228
Robinhood Markets, Inc., Class A(a)	3,690	319,406
Wealthfront Corp., NVS(a)(b)	25,664	243,551
		1,414,088
Consumer Finance — 16.6%
American Express Co.	600	201,750
Capital One Financial Corp.	1,878	392,521
Dave, Inc.(a)	512	190,817
Happen, Inc.(a)	14,150	270,831
Kaspi.KZ JSC	3,811	338,340
Qfin Holdings, Inc.	14,052	195,042
		1,589,301
Financial Services — 44.5%
Adyen NV(a)(c)	167	169,875
Affirm Holdings, Inc.(a)	2,301	164,545
Block, Inc.(a)	4,057	329,591
Cab Payments Holdings PLC(a)	159,169	174,190
Chime Financial, Inc., Class A(a)	16,058	369,173
Fidelity National Information Services, Inc.	5,716	255,905
Fiserv, Inc.(a)	2,873	154,970
Global Payments, Inc.	5,168	434,525
Klarna Group PLC(a)(b)	17,805	337,227
Mastercard, Inc., Class A	492	281,965
Nexi SpA(c)	55,722	273,087
PicS NV(a)	20,903	275,920
Sezzle, Inc., NVS(a)(b)	1,070	165,583
Security	Shares	Value
Financial Services (continued)
Shift4 Payments, Inc., Class A(a)(b)	6,061	$321,233
Visa, Inc., Class A	784	287,046
WEX, Inc.(a)	616	115,167
Wise Group PLC, Class A(a)	13,131	156,836
		4,266,838
IT Services — 1.5%
GDS Holdings Ltd., ADR(a)(b)	4,281	140,160
Software — 3.9%
Circle Internet Group, Inc., Class A(a)	1,803	112,886
Pagaya Technologies Ltd., Class A(a)	9,173	176,764
Temenos AG, Registered	1,069	88,924
		378,574
Total Long-Term Investments — 95.5% (Cost: $8,448,161)		9,158,624
Short-Term Securities
Money Market Funds — 12.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.81%(d)(e)(f)	803,188	803,429
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.65%(d)(e)	430,000	430,000
Total Short-Term Securities — 12.8% (Cost: $1,233,362)		1,233,429
Total Investments — 108.3% (Cost: $9,681,523)		10,392,053
Liabilities in Excess of Other Assets — (8.3)%		(799,446)
Net Assets — 100.0%		$9,592,607

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Schedule of Investments

Schedule of Investments (continued)
July 31, 2026
iShares FinTech Active ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/26	Shares Held at 07/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$1,849,389	$—	$(1,045,878)(a)	$(133)	$51	$803,429	803,188	$14,369 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	270,000	160,000 (a)	—	—	—	430,000	430,000	13,560	—
				$(133)	$51	$1,233,429		$27,929	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$7,931,158	$1,227,466	$—	$9,158,624
Short-Term Securities
Money Market Funds	1,233,429	—	—	1,233,429
	$9,164,587	$1,227,466	$—	$10,392,053
See notes to financial statements.

2026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments
July 31, 2026
iShares Health Innovation Active ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Biotechnology — 38.7%
AbbVie, Inc.	1,528	$383,436
Alkermes PLC(a)	1,712	83,871
Amgen, Inc.	722	278,085
Apogee Therapeutics, Inc.(a)	576	77,236
Arcus Biosciences, Inc.(a)	2,566	72,336
Argenx SE, ADR(a)	250	213,455
Avalo Therapeutics, Inc.(a)	781	14,253
Biogen, Inc.(a)	1,935	392,708
BioMarin Pharmaceutical, Inc.(a)	2,280	136,846
BioNTech SE, ADR(a)	705	63,859
Cogent Biosciences, Inc.(a)	1,632	63,534
Cytokinetics, Inc.(a)(b)	2,600	200,538
Dianthus Therapeutics, Inc.(a)	651	69,605
Eikon Therapeutics, Inc.(a)(b)	1,253	11,540
Erasca, Inc.(a)	2,375	43,106
Gilead Sciences, Inc.	4,165	542,325
Halozyme Therapeutics, Inc.(a)	1,267	104,578
Incyte Corp.(a)	1,981	236,769
Insmed, Inc.(a)	493	48,610
Moderna, Inc.(a)	5,948	326,069
Neurocrine Biosciences, Inc.(a)	1,145	190,986
Protagonist Therapeutics, Inc.(a)	780	106,579
Revolution Medicines, Inc.(a)	723	135,584
Roivant Sciences Ltd.(a)	4,654	157,817
Sagimet Biosciences, Inc., Class A, NVS(a)	1,688	12,002
Summit Therapeutics, Inc.(a)	636	8,281
Ultragenyx Pharmaceutical, Inc.(a)	460	11,459
Vertex Pharmaceuticals, Inc.(a)	690	329,199
		4,314,666
Health Care Equipment & Supplies — 8.7%
Abbott Laboratories	1,797	189,943
Dexcom, Inc.(a)	3,493	291,491
Edwards Lifesciences Corp.(a)	5,726	492,837
		974,271
Health Care Providers & Services — 1.5%
Guardant Health, Inc.(a)	1,050	170,089
Life Sciences Tools & Services — 27.6%
Bio-Techne Corp.	3,805	274,302
Bruker Corp.	1,844	115,877
Charles River Laboratories International, Inc.(a)	1,783	414,565
Danaher Corp.	2,077	404,973
Illumina, Inc.(a)	1,309	268,476
IQVIA Holdings, Inc.(a)	929	218,334
Mettler-Toledo International, Inc.(a)	274	388,066
Thermo Fisher Scientific, Inc.	812	466,332
Waters Corp.(a)	1,035	390,516
Wuxi Biologics Cayman, Inc.(a)(c)	26,500	130,791
		3,072,232
Pharmaceuticals — 20.0%
AstraZeneca PLC	875	148,435
Axsome Therapeutics, Inc.(a)	649	141,475
Bristol-Myers Squibb Co.	2,169	141,657
Security	Shares	Value
Pharmaceuticals (continued)
Johnson & Johnson	1,955	$501,164
MBX Biosciences, Inc.(a)	993	65,468
Merck & Co., Inc.	5,064	659,333
Novartis AG, Registered	1,579	246,943
Roche Holding AG, NVS	540	236,030
UCB SA	333	85,476
		2,225,981
Total Common Stocks — 96.5% (Cost: $9,620,087)		10,757,239
Rights
Biotechnology — 0.0%
Blueprint Medicines Corp., CVR, NVS (d)	110	109
Contra Mirati Therapeutics, Inc., CVR, NVS (d)	334	264
Vigil Neuroscience, Inc., CVR(d)	484	24
		397
Health Care Equipment & Supplies — 0.0%
Abiomed, Inc., CVR, NVS (d)	246	374
Industrial Conglomerates — 0.0%
Frequency Therapeutics, Inc., CVR, NVS (d)	420	—
Total Rights — 0.0% (Cost: $560)		771
Total Long-Term Investments — 96.5% (Cost: $9,620,647)		10,758,010
Short-Term Securities
Money Market Funds — 5.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.81%(e)(f)(g)	205,960	206,022
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.65%(e)(f)	410,000	410,000
Total Short-Term Securities — 5.5% (Cost: $616,002)		616,022
Total Investments — 102.0% (Cost: $10,236,649)		11,374,032
Liabilities in Excess of Other Assets — (2.0)%		(220,948)
Net Assets — 100.0%		$11,153,084

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Schedule of Investments

Schedule of Investments (continued)
July 31, 2026
iShares Health Innovation Active ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/26	Shares Held at 07/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$183,837	$22,098 (a)	$—	$99	$(12)	$206,022	205,960	$1,398 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	50,000	360,000 (a)	—	—	—	410,000	410,000	9,572	—
				$99	$(12)	$616,022		$10,970	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$10,057,999	$699,240	$—	$10,757,239
Rights	—	—	771	771
Short-Term Securities
Money Market Funds	616,022	—	—	616,022
	$10,674,021	$699,240	$771	$11,374,032
See notes to financial statements.

2026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments
July 31, 2026
iShares International Country Rotation Active ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Denmark — 0.1%
Novo Nordisk A/S, ADR, NVS	110,053	$5,181,295
Netherlands — 0.9%
ASML Holding NV, ADR(a)	46,244	75,331,476
Taiwan — 4.2%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	810,534	327,658,370
Total Common Stocks — 5.2% (Cost: $383,497,180)		408,171,141
Investment Companies
Domestic Equity — 3.8%
iShares Core S&P 500 ETF(b)	397,581	298,312,976
International Equity — 90.8%
iShares MSCI Belgium ETF(b)	4,872,634	131,268,760
iShares MSCI Canada ETF(b)	17,637,015	1,047,462,321
iShares MSCI Chile ETF(b)	1,783,637	70,150,443
iShares MSCI China ETF(b)(c)	4,904,201	273,654,416
iShares MSCI Denmark ETF(b)	142,840	16,186,457
iShares MSCI Finland ETF(b)	3,604,975	187,350,551
iShares MSCI Germany ETF(b)(c)	185,422	7,945,333
iShares MSCI Hong Kong ETF(b)	12,154,721	280,530,961
iShares MSCI India ETF(b)(c)(d)	1,936,177	96,421,615
iShares MSCI Italy ETF(b)	2,898,500	178,547,600
iShares MSCI Japan ETF(b)	16,054,124	1,483,240,516
iShares MSCI Netherlands ETF(b)(c)	2,000,741	133,689,514
iShares MSCI Norway ETF(b)	573,666	20,026,680
iShares MSCI Philippines ETF(b)(c)	721,473	18,440,850
iShares MSCI Poland ETF(b)	1,119,471	47,946,943
iShares MSCI Saudi Arabia ETF(b)(c)	966,867	35,735,404
iShares MSCI Singapore ETF(b)	5,207,668	168,103,523
iShares MSCI South Korea ETF(b)(c)	4,071,801	639,679,937
iShares MSCI Spain ETF(b)	8,245,564	506,937,275
Security	Shares	Value
International Equity (continued)
iShares MSCI Sweden ETF(b)(c)	4,536,366	$237,478,760
iShares MSCI Switzerland ETF(b)(c)	8,164,740	515,684,978
iShares MSCI Taiwan ETF(b)	3,139,605	303,128,863
iShares MSCI Thailand ETF(b)	1,329,979	97,141,666
iShares MSCI UAE ETF(b)(c)	3,615,951	68,449,952
iShares MSCI United Kingdom ETF(b)(c)	11,288,012	546,452,661
		7,111,655,979
Total Investment Companies — 94.6% (Cost: $7,173,653,539)		7,409,968,955
Total Long-Term Investments — 99.8% (Cost: $7,557,150,719)		7,818,140,096
Short-Term Securities
Money Market Funds — 7.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.81%(b)(e)(f)	586,374,431	586,550,343
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.65%(b)(e)	14,910,000	14,910,000
Total Short-Term Securities — 7.7% (Cost: $601,405,366)		601,460,343
Total Investments — 107.5% (Cost: $8,158,556,085)		8,419,600,439
Liabilities in Excess of Other Assets — (7.5)%		(590,305,935)
Net Assets — 100.0%		$7,829,294,504

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(b)	Affiliate of the Fund.
(c)	All or a portion of this security is on loan.
(d)	Non-income producing security.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/26	Shares Held at 07/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$136,275	$586,258,251 (a)	$—	$100,840	$54,977	$586,550,343	586,374,431	$2,634,087 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	20,000	14,890,000 (a)	—	—	—	14,910,000	14,910,000	344,098	—
iShares Core S&P 500 ETF	—	309,679,370	(26,022,597)	562	14,655,641	298,312,976	397,581	967,136	—
iShares MSCI Australia ETF(c)	426,988	206,988	(639,940)	10,683	(4,719)	—	—	200	—
iShares MSCI Belgium ETF	365,834	144,063,370	(20,086,352)	757,710	6,168,198	131,268,760	4,872,634	1,542,033	—
iShares MSCI Brazil ETF(c)	134,476	46,901,813	(49,529,533)	2,498,333	(5,089)	—	—	7,118	—
iShares MSCI Canada ETF	1,279,833	1,017,245,159	(10,930,279)	400,293	39,467,315	1,047,462,321	17,637,015	4,581,938	—
iShares MSCI Chile ETF	37,854	74,719,640	(2,070,722)	(52,531)	(2,483,798)	70,150,443	1,783,637	1,074,803	—
iShares MSCI China ETF	897,401	445,161,127	(165,788,645)	(8,679,687)	2,064,220	273,654,416	4,904,201	1,827,842	—
iShares MSCI Denmark ETF	—	16,368,292	(44,231)	(1,650)	(135,954)	16,186,457	142,840	—	—
iShares MSCI Finland ETF	—	198,286,965	(187,039)	2,814	(10,752,189)	187,350,551	3,604,975	739,593	—
Schedule of Investments

Schedule of Investments (continued)
July 31, 2026
iShares International Country Rotation Active ETF

Affiliates (continued)
Affiliated Issuer	Value at 07/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/26	Shares Held at 07/31/26	Income	Capital Gain Distributions from Underlying Funds
iShares MSCI France ETF(c)	$465,408	$96,765,461	$(100,797,948)	$3,620,356	$(53,277)	$—	—	$2,977	$—
iShares MSCI Germany ETF	589,103	118,045,350	(107,455,968)	(3,390,977)	157,825	7,945,333	185,422	2,182,401	—
iShares MSCI Hong Kong ETF	160,818	280,106,519	(857,485)	62,373	1,058,736	280,530,961	12,154,721	3,894,167	—
iShares MSCI India ETF	483,235	226,169,676	(130,487,309)	(2,389,701)	2,645,714	96,421,615	1,936,177	—	—
iShares MSCI Ireland ETF(c)	—	11,200	(11,876)	676	—	—	—	—	—
iShares MSCI Israel ETF(c)	64,458	22,737,429	(24,168,986)	1,377,443	(10,344)	—	—	—	—
iShares MSCI Italy ETF	321,490	217,045,384	(53,219,394)	4,260,828	10,139,292	178,547,600	2,898,500	2,169,542	—
iShares MSCI Japan ETF	1,399,590	1,436,239,383	(6,535,247)	672,728	51,464,062	1,483,240,516	16,054,124	7,416,990	—
iShares MSCI Japan Value ETF(c)	—	86,036,666	(89,526,995)	3,490,329	—	—	—	397,175	—
iShares MSCI Mexico ETF(c)	74,453	42,150	(136,345)	29,133	(9,391)	—	—	1,603	—
iShares MSCI Netherlands ETF	316,377	278,889,100	(161,740,666)	747,305	15,477,398	133,689,514	2,000,741	1,406,111	—
iShares MSCI New Zealand ETF(c)	—	9,335,491	(9,245,345)	(90,146)	—	—	—	—	—
iShares MSCI Norway ETF	—	62,436,093	(43,408,677)	(104,291)	1,103,555	20,026,680	573,666	166,006	—
iShares MSCI Peru and Global Expo- sure ETF(c)	—	1,663,517	(1,781,064)	117,547	—	—	—	57	—
iShares MSCI Philippines ETF	29,741	27,525,463	(9,533,643)	(178,904)	598,193	18,440,850	721,473	132,684	—
iShares MSCI Poland ETF	—	68,975,610	(24,595,989)	(67,985)	3,635,307	47,946,943	1,119,471	495,069	—
iShares MSCI Qatar ETF(c)	108,181	34,641,674	(33,774,041)	(971,139)	(4,675)	—	—	895	—
iShares MSCI Saudi Arabia ETF	84,360	55,534,437	(18,611,715)	(80,398)	(1,191,280)	35,735,404	966,867	647,429	—
iShares MSCI Singapore ETF	342,045	252,553,352	(108,472,902)	4,068,491	19,612,537	168,103,523	5,207,668	2,938,060	—
iShares MSCI South Africa ETF(c)	105,729	18,858	(143,578)	25,596	(6,605)	—	—	(90)	—
iShares MSCI South Korea ETF	422,953	706,970,138	(25,219,443)	2,675,555	(45,169,266)	639,679,937	4,071,801	21,147	—
iShares MSCI Spain ETF	534,806	519,270,504	(62,498,519)	1,336,685	48,293,799	506,937,275	8,245,564	6,786,547	—
iShares MSCI Sweden ETF	—	250,274,732	(22,507,386)	79,768	9,631,646	237,478,760	4,536,366	—	—
iShares MSCI Switzerland ETF	345,790	507,785,743	(1,530,641)	137,466	8,946,620	515,684,978	8,164,740	6,317,790	—
iShares MSCI Taiwan ETF	208,812	306,234,025	(38,894,584)	3,557,240	32,023,370	303,128,863	3,139,605	4,180	7,358
iShares MSCI Thailand ETF	39,438	96,483,099	(145,505)	10,219	754,415	97,141,666	1,329,979	2,130,831	—
iShares MSCI UAE ETF	—	68,314,417	(341,175)	22,765	453,945	68,449,952	3,615,951	2,241,416	—
iShares MSCI United Kingdom ETF	602,246	879,720,050	(354,825,933)	(6,175,651)	27,131,949	546,452,661	11,288,012	11,889,741	—
				$7,880,678	$235,712,127	$8,011,429,298		$64,961,576	$7,358

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.
Derivative Financial Instruments Outstanding as of Period End
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	390,489,000	USD	278,654,903	Goldman Sachs International	09/16/26	$(4,094,048)
USD	274,544,811	AUD	390,489,000	Goldman Sachs International	09/16/26	(16,044)
						(4,110,092)
						$(4,110,092)

2026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2026
iShares International Country Rotation Active ETF

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities—Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency exchange contracts	$—	$—	$—	$4,110,092	$—	$—	$4,110,092
For the period ended July 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Forward foreign currency exchange contracts	$—	$—	$—	$2,016,022	$—	$—	$2,016,022
Net Change in Unrealized Appreciation (Depreciation) on:
Forward foreign currency exchange contracts	$—	$—	$—	$(4,110,896)	$—	$—	$(4,110,896)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$68,636,203
Average amounts sold — in USD	$103,746,042
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments - Offsetting as of Period End
The Fund's derivative assets and liabilities (by type) were as follows:
	Assets	Liabilities
Derivative Financial Instruments:
Forward foreign currency exchange contracts	$—	$4,110,092
Total derivative assets and liabilities in the Statements of Assets and Liabilities	—	4,110,092
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA")	—	—
Total derivative assets and liabilities subject to an MNA	$—	$4,110,092
The following table presents the Fund’s derivative liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral pledged by the Fund:
Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Pledged(b)	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities(c)(d)
Goldman Sachs International	$4,110,092	$—	$—	$—	$4,110,092

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount represents the net amount payable due to the counterparty in the event of default.
(d)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
Schedule of Investments

Schedule of Investments (continued)
July 31, 2026
iShares International Country Rotation Active ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$408,171,141	$—	$—	$408,171,141
Investment Companies	7,409,968,955	—	—	7,409,968,955
Short-Term Securities
Money Market Funds	601,460,343	—	—	601,460,343
	$8,419,600,439	$—	$—	$8,419,600,439
Derivative Financial Instruments(a)
Liabilities
Foreign Currency Exchange Contracts	$—	$(4,110,092)	$—	$(4,110,092)

(a)
Derivative financial instruments are forward foreign currency exchange contracts.  Forward foreign currency exchange contracts are valued at the unrealized appreciation
(depreciation) on the instrument.

See notes to financial statements.

2026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments
July 31, 2026
iShares International Equity Factor Rotation Active ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 5.1%
ANZ Group Holdings Ltd.	8,128	$212,426
Commonwealth Bank of Australia	8,965	1,120,668
Evolution Mining Ltd.	64,281	509,705
Fortescue Ltd.	49,367	640,599
Lynas Rare Earths Ltd.(a)	30,010	294,541
National Australia Bank Ltd.	233	6,747
Northern Star Resources Ltd.	14,779	204,819
PLS Group Ltd.(a)	78,113	226,967
QBE Insurance Group Ltd.	51,183	887,757
South32 Ltd.	378,620	1,207,080
Telstra Group Ltd.	9,462	33,404
Transurban Group	699	7,259
Wesfarmers Ltd.	2,291	143,498
Woolworths Group Ltd.	719	20,064
		5,515,534
Austria — 0.2%
Raiffeisen Bank International AG	28	1,923
Verbund AG	3,235	222,047
		223,970
Belgium — 1.8%
Anheuser-Busch InBev SA/NV	14,282	1,240,448
Argenx SE(a)	169	144,748
Elia Group SA/NV, Class B	1,039	148,873
UCB SA	1,417	363,720
		1,897,789
Denmark — 1.1%
AP Moller - Maersk A/S, Class A	76	198,149
AP Moller - Maersk A/S, Class B, NVS	147	394,714
Danske Bank A/S	1,339	77,059
Orsted A/S(a)(b)	8,389	187,036
Vestas Wind Systems A/S	11,382	306,374
		1,163,332
Finland — 1.4%
Fortum OYJ	32,196	731,936
Nokia OYJ	83,360	770,491
		1,502,427
France — 8.0%
ArcelorMittal SA	9,446	667,240
AXA SA	23,666	1,226,599
BNP Paribas SA	10,699	1,359,507
Carrefour SA	35,951	659,772
Credit Agricole SA	1,929	43,104
Ipsen SA	5	966
Klepierre SA	2,424	110,101
L'Oreal SA	1,532	682,346
Orange SA	27,477	525,022
Sanofi SA	2,774	238,874
Societe Generale SA	12,679	1,191,783
STMicroelectronics NV	8,726	466,129
Vinci SA	10,205	1,440,872
		8,612,315
Germany — 6.9%
Allianz SE, Registered	1,163	579,292
Commerzbank AG	32	1,396
Deutsche Boerse AG	2,308	695,209
Deutsche Post AG, Registered	6,225	415,841
Deutsche Telekom AG, Registered	39,035	1,204,658
Evonik Industries AG	2,860	57,857
Hannover Rueck SE	108	31,131
Security	Shares	Value
Germany (continued)
Infineon Technologies AG	8,923	$640,346
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	577	346,604
Rheinmetall AG	185	244,560
SAP SE	7,722	1,415,405
Siemens AG, Registered	2,290	750,310
Siemens Energy AG(a)	6,324	1,080,411
		7,463,020
Hong Kong — 4.1%
AIA Group Ltd.	72,600	731,873
BOC Hong Kong Holdings Ltd.	130,500	867,833
CK Hutchison Holdings Ltd.	60,500	566,841
Galaxy Entertainment Group Ltd., Class L	55,000	239,855
SITC International Holdings Co. Ltd.	179,000	902,481
Sun Hung Kai Properties Ltd.	43,500	682,726
WH Group Ltd.(b)	400,500	430,925
		4,422,534
Israel — 2.9%
Azrieli Group Ltd.	2,618	345,607
Bank Hapoalim BM	1,017	24,691
Elbit Systems Ltd.	1,092	882,153
Enlight Renewable Energy Ltd.(a)	3,577	303,579
Harel Insurance Investments & Financial Services Ltd.	3,082	176,683
Mizrahi Tefahot Bank Ltd.	1,365	101,581
Nova Ltd.(a)	2	795
Phoenix Financial Ltd.	17,569	985,084
Tower Semiconductor Ltd.(a)	1,455	318,741
		3,138,914
Italy — 4.3%
Banco BPM SpA	34,719	633,906
Enel SpA	154,478	1,744,582
Generali	33,332	1,689,233
Poste Italiane SpA	594	17,970
Prysmian SpA	419	57,819
Telecom Italia SpA/Milano(a)	5,858	49,745
UniCredit SpA	3,703	349,237
Unipol Assicurazioni SpA	2,859	89,457
		4,631,949
Japan — 25.2%
Advantest Corp.	5,200	1,027,426
Astellas Pharma, Inc.	26,200	359,852
Central Japan Railway Co.	18,300	455,393
Chugai Pharmaceutical Co. Ltd.	7,300	316,757
Daiichi Life Group, Inc.	45,900	553,433
Disco Corp.	400	142,974
Ebara Corp.	100	3,395
Fast Retailing Co. Ltd.	800	391,735
Fujikura Ltd.	25,000	634,409
Fujitsu Ltd.	2,300	53,013
Furukawa Electric Co. Ltd.	1,400	26,715
Hitachi Ltd.	25,400	832,372
Hoya Corp.	200	30,583
Ibiden Co. Ltd.	1,800	180,077
IHI Corp.	14,000	244,789
ITOCHU Corp.	87,000	1,091,816
Japan Post Bank Co. Ltd.	14,700	284,226
Japan Post Holdings Co. Ltd.	700	10,356
Kajima Corp.	2,900	96,901
Kawasaki Heavy Industries Ltd.	1,200	20,502
KDDI Corp.	42,900	790,377
Komatsu Ltd.	6,300	273,358
Schedule of Investments

Schedule of Investments (continued)
July 31, 2026
iShares International Equity Factor Rotation Active ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Kubota Corp.	4,200	$71,255
Kyocera Corp.	8,600	196,138
Lasertec Corp.	900	206,759
Minebea Mitsumi, Inc.	100	2,277
Mitsubishi Corp.	43,000	1,285,389
Mitsubishi Electric Corp.	20,300	731,269
Mitsubishi Heavy Industries Ltd.	28,600	668,163
Mitsubishi UFJ Financial Group, Inc.	76,200	1,702,041
Mitsui & Co. Ltd.	45,200	1,386,929
Mitsui Kinzoku Co. Ltd.	400	75,309
Mizuho Financial Group, Inc.	18,600	964,302
MS&AD Insurance Group Holdings, Inc.	39,700	1,222,108
Murata Manufacturing Co. Ltd.	13,800	628,788
NEC Corp.	5,800	172,368
Nintendo Co. Ltd.	3,100	147,877
Nippon Yusen KK	1,100	42,237
NTT, Inc.	77,200	73,997
Obayashi Corp.	3,700	72,721
ORIX Corp.	11,400	460,096
Otsuka Holdings Co. Ltd.	2,500	173,348
Panasonic Holdings Corp.	13,400	354,329
Recruit Holdings Co. Ltd.	6,900	545,658
Renesas Electronics Corp.	4,800	96,210
Resona Holdings, Inc.	500	6,780
Resonac Holdings Corp.	600	49,979
Ryohin Keikaku Co. Ltd.	3,700	97,052
Shimizu Corp.	8,500	125,212
Shin-Etsu Chemical Co. Ltd.	10,000	356,501
SoftBank Group Corp.	18,800	585,573
Sompo Holdings, Inc.	15,400	683,708
Sony Group Corp.	1,400	32,716
Sumitomo Electric Industries Ltd.	42,000	555,874
Sumitomo Metal Mining Co. Ltd.	13,100	658,477
Sumitomo Mitsui Financial Group, Inc.	27,700	1,190,239
Taisei Corp.	3,000	243,007
TDK Corp.	9,100	174,979
Tokio Marine Holdings, Inc.	16,000	815,462
Tokyo Electron Ltd.	2,800	936,144
Toyota Motor Corp.	23,500	444,730
Toyota Tsusho Corp.	25,600	1,062,537
		27,118,997
Netherlands — 4.0%
ASM International NV	12	11,114
ASML Holding NV	2,536	4,179,188
BE Semiconductor Industries NV	379	86,912
Koninklijke Ahold Delhaize NV, Class N	2,047	81,106
		4,358,320
Norway — 2.6%
DNB Bank ASA	10,566	340,211
Telenor ASA	44,840	633,035
Yara International ASA	38,725	1,826,728
		2,799,974
Portugal — 1.1%
Banco Comercial Portugues SA, Class R	117,019	144,180
EDP SA	204,001	1,050,462
		1,194,642
Singapore — 2.9%
Keppel Ltd.	46,500	415,290
Oversea-Chinese Banking Corp. Ltd.	28,600	649,598
Singapore Technologies Engineering Ltd.	102,800	807,780
Security	Shares	Value
Singapore (continued)
Singapore Telecommunications Ltd.	348,900	$1,207,158
		3,079,826
Spain — 6.0%
Banco Bilbao Vizcaya Argentaria SA	46,973	1,316,742
Banco Santander SA	140,140	1,993,108
CaixaBank SA	72,030	1,046,332
Iberdrola SA	85,880	2,039,958
Indra Sistemas SA	903	59,369
		6,455,509
Sweden — 1.9%
Investor AB, Class B	22,288	962,794
Nordea Bank Abp	27,847	562,040
Sandvik AB	5,143	192,321
Telefonaktiebolaget LM Ericsson, Class B	30,579	300,796
		2,017,951
Switzerland — 7.5%
ABB Ltd., Registered	13,366	1,318,675
Novartis AG, Registered	20,693	3,236,215
Roche Holding AG, NVS	3,463	1,513,651
UBS Group AG, Registered	24,485	1,294,219
Zurich Insurance Group AG	948	722,118
		8,084,878
United Kingdom — 12.5%
3i Group PLC	12,685	488,345
Admiral Group PLC	2,088	105,846
Airtel Africa PLC(b)	31,203	140,847
Antofagasta PLC	5,337	266,000
Associated British Foods PLC	6,525	183,317
AstraZeneca PLC	14,964	2,545,531
Barclays PLC	151,902	1,044,104
BT Group PLC	154,502	418,336
Compass Group PLC	24,534	779,098
Diageo PLC	6,446	141,608
Endeavour Mining PLC	804	38,355
Fresnillo PLC	20,126	677,963
Lloyds Banking Group PLC	142,746	220,630
London Stock Exchange Group PLC	1,706	191,912
Next PLC	1,733	347,047
Prudential PLC	23,838	358,251
Reckitt Benckiser Group PLC	9,608	678,107
RELX PLC	27,673	973,313
Standard Chartered PLC	35,148	1,039,242
Tesco PLC	205,228	1,350,843
Vodafone Group PLC	967,185	1,534,913
		13,523,608
Total Long-Term Investments — 99.5% (Cost: $97,176,377)		107,205,489

2026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2026
iShares International Equity Factor Rotation Active ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Short-Term Securities
Money Market Funds — 0.4%
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.65%(c)(d)	430,000	$430,000
Total Short-Term Securities — 0.4% (Cost: $430,000)		430,000
Total Investments — 99.9% (Cost: $97,606,377)		107,635,489
Other Assets Less Liabilities — 0.1%		130,170
Net Assets — 100.0%		$107,765,659

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/05/25(a)	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/26	Shares Held at 07/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(b)	$—	$—	$(1)(c)	$1	$—	$—	—	$195 (d)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	430,000 (c)	—	—	—	430,000	430,000	14,454	—
				$1	$—	$430,000		$14,649	$—

(a)	Commencement of operations.
(b)	As of period end, the entity is no longer held.
(c)	Represents net amount purchased (sold).
(d)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Categorized by Risk Exposure
For the period ended July 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$35,638	$—	$—	$—	$35,638
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$75,920
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Schedule of Investments

Schedule of Investments (continued)
July 31, 2026
iShares International Equity Factor Rotation Active ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$1,832,026	$105,373,463	$—	$107,205,489
Short-Term Securities
Money Market Funds	430,000	—	—	430,000
	$2,262,026	$105,373,463	$—	$107,635,489
See notes to financial statements.

2026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments
July 31, 2026
iShares Large Cap Core Active ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 6.4%
ATI, Inc.(a)	1,199,047	$224,749,370
Howmet Aerospace, Inc.	657,506	185,587,643
		410,337,013
Banks — 1.9%
Wells Fargo & Co.	1,445,402	124,955,003
Beverages — 0.7%
Keurig Dr. Pepper, Inc.	1,410,131	43,883,277
Broadline Retail — 7.5%
Amazon.com, Inc.(a)	1,770,593	480,857,647
Building Products — 2.4%
Johnson Controls International PLC	843,180	123,660,779
Madison Air Solutions Corp.(a)(b)	1,040,160	30,227,049
		153,887,828
Chemicals — 2.4%
Air Products and Chemicals, Inc.	514,553	151,736,534
Commercial Services & Supplies — 1.4%
Rentokil Initial PLC, ADR, NVS(b)	3,831,682	89,508,091
Communications Equipment — 2.0%
Ciena Corp.(a)	263,451	99,334,200
Lumentum Holdings, Inc.(a)	39,295	28,054,272
		127,388,472
Consumer Staples Distribution & Retail — 1.5%
Casey's General Stores, Inc.	112,967	98,394,257
Diversified Telecommunication Services — 0.2%
Space Exploration Technologies Corp., Class A(a)(b)	90,315	9,787,437
Electronic Equipment, Instruments & Components — 3.9%
CDW Corp.	756,595	111,832,307
Flex Ltd.(a)	1,209,631	137,595,526
		249,427,833
Entertainment — 1.0%
TKO Group Holdings, Inc., Class A	371,115	67,472,418
Financial Services — 5.5%
Rocket Cos, Inc., Class A(a)	7,657,689	98,784,188
Visa, Inc., Class A	707,999	259,219,674
		358,003,862
Health Care Equipment & Supplies — 3.1%
Boston Scientific Corp.(a)	1,406,347	65,718,595
Edwards Lifesciences Corp.(a)	1,537,534	132,335,552
		198,054,147
Health Care Providers & Services — 5.6%
Cardinal Health, Inc.	1,011,812	232,747,114
Elevance Health, Inc.	89,845	33,767,345
UnitedHealth Group, Inc.	236,527	98,016,789
		364,531,248
Insurance — 2.3%
Assurant, Inc.	532,632	148,705,528
Interactive Media & Services — 9.0%
Alphabet, Inc., Class A	898,419	319,953,958
Meta Platforms, Inc., Class A	473,429	263,562,659
		583,516,617
Security	Shares	Value
Leisure Products — 2.5%
Hasbro, Inc.	1,736,701	$163,145,692
Media — 1.6%
AppLovin Corp., Class A(a)	264,593	104,752,369
Multi-Utilities — 2.1%
DTE Energy Co.	976,969	138,602,592
Oil, Gas & Consumable Fuels — 2.8%
ConocoPhillips	661,310	79,674,629
ExxonMobil Holdings Corp.	668,393	103,895,008
		183,569,637
Pharmaceuticals — 0.8%
Eli Lilly & Co.	43,443	49,909,056
Semiconductors & Semiconductor Equipment — 16.9%
Advanced Micro Devices, Inc.(a)	371,301	176,794,971
Broadcom, Inc.	360,462	140,320,647
Intel Corp.(a)	1,406,278	126,846,276
Micron Technology, Inc.	241,847	199,047,336
Nvidia Corp.	2,075,163	416,588,972
Texas Instruments, Inc.	108,594	29,943,710
		1,089,541,912
Software — 5.0%
Microsoft Corp.	693,257	322,170,393
Technology Hardware, Storage & Peripherals — 6.0%
Apple, Inc.	689,183	212,895,521
Sandisk Corp.(a)	34,815	42,294,306
Western Digital Corp.	237,264	129,270,918
		384,460,745
Trading Companies & Distributors — 3.1%
WESCO International, Inc.	587,675	201,860,486
Total Long-Term Investments — 97.6% (Cost: $5,697,735,389)		6,298,460,094
Short-Term Securities
Money Market Funds — 2.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.81%(c)(d)(e)	14,426,572	14,430,900
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.65%(c)(d)	172,290,000	172,290,000
Total Short-Term Securities — 2.9% (Cost: $186,720,790)		186,720,900
Total Investments — 100.5% (Cost: $5,884,456,179)		6,485,180,994
Liabilities in Excess of Other Assets — (0.5)%		(33,887,648)
Net Assets — 100.0%		$6,451,293,346

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Schedule of Investments

Schedule of Investments (continued)
July 31, 2026
iShares Large Cap Core Active ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/26	Shares Held at 07/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$114,008	$14,317,418 (a)	$—	$(628)	$102	$14,430,900	14,426,572	$46,711 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	180,000	172,110,000 (a)	—	—	—	172,290,000	172,290,000	2,458,103	—
				$(628)	$102	$186,720,900		$2,504,814	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$6,298,460,094	$—	$—	$6,298,460,094
Short-Term Securities
Money Market Funds	186,720,900	—	—	186,720,900
	$6,485,180,994	$—	$—	$6,485,180,994
See notes to financial statements.

2026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments
July 31, 2026
iShares Large Cap Value Active ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 4.6%
Boeing Co. (The)(a)	27,373	$5,916,400
Honeywell Aerospace, Inc., NVS(a)	29,605	6,120,538
L3Harris Technologies, Inc.	14,283	3,957,248
		15,994,186
Air Freight & Logistics — 2.2%
FedEx Corp.	24,745	7,606,613
Automobile Components — 1.3%
Aptiv PLC(a)	77,122	4,355,079
Banks — 6.6%
Citigroup, Inc.	54,834	7,262,763
First Citizens BancShares, Inc., Class A	2,429	5,311,373
Wells Fargo & Co.	117,902	10,192,628
		22,766,764
Beverages — 2.3%
Keurig Dr. Pepper, Inc.	259,190	8,065,993
Broadline Retail — 8.7%
Amazon.com, Inc.(a)	109,874	29,839,581
Building Products — 1.7%
Fortune Brands Innovations, Inc.	116,012	5,714,751
Capital Markets — 4.7%
Charles Schwab Corp.(The)	102,231	10,758,791
Intercontinental Exchange, Inc.	34,753	5,299,137
		16,057,928
Chemicals — 2.1%
PPG Industries, Inc.	66,504	7,350,022
Consumer Finance — 1.5%
Capital One Financial Corp.	24,726	5,167,981
Consumer Staples Distribution & Retail — 0.7%
Dollar General Corp.	19,791	2,514,447
Containers & Packaging — 1.2%
Crown Holdings, Inc.	35,797	4,218,676
Diversified Telecommunication Services — 1.0%
Comcast Corp., Class A	150,587	3,608,064
Electric Utilities — 2.5%
Alliant Energy Corp.	44,046	3,117,576
Evergy, Inc.	66,945	5,557,104
		8,674,680
Electronic Equipment, Instruments & Components — 1.1%
CDW Corp.	25,493	3,768,120
Entertainment — 1.6%
Walt Disney Co.(The)	56,560	5,440,506
Health Care Equipment & Supplies — 3.7%
Baxter International, Inc.	309,158	8,087,573
Medtronic PLC	56,363	4,812,837
		12,900,410
Health Care Providers & Services — 5.0%
CVS Health Corp.	90,478	9,448,618
UnitedHealth Group, Inc.	19,031	7,886,446
		17,335,064
Health Care REITs — 0.6%
Healthcare Realty Trust, Inc., Class A	101,196	2,126,128
Security	Shares	Value
Household Products — 0.5%
Procter & Gamble Co.(The)	11,151	$1,611,208
Industrial REITs — 1.3%
Rexford Industrial Realty, Inc.	115,648	4,368,025
Insurance — 3.6%
Arthur J Gallagher & Co.	17,108	4,267,077
Chubb Ltd.	14,852	5,208,300
Fidelity National Financial, Inc.	58,929	3,040,147
		12,515,524
Interactive Media & Services — 1.8%
Meta Platforms, Inc., Class A	11,393	6,342,597
Leisure Products — 1.6%
Hasbro, Inc.	59,073	5,549,318
Life Sciences Tools & Services — 1.4%
Danaher Corp.	25,462	4,964,581
Machinery — 1.5%
Cummins, Inc.	1,463	927,835
PACCAR, Inc.	31,096	4,125,817
		5,053,652
Multi-Utilities — 1.3%
DTE Energy Co.	31,864	4,520,546
Oil, Gas & Consumable Fuels — 5.5%
Chevron Corp.	53,443	10,519,186
Enterprise Products Partners LP	94,932	3,612,162
EQT Corp.	88,165	4,698,313
		18,829,661
Pharmaceuticals — 4.3%
Johnson & Johnson	26,129	6,698,169
Merck & Co., Inc.	61,592	8,019,279
		14,717,448
Residential REITs — 0.7%
Sun Communities, Inc.	18,727	2,312,410
Semiconductors & Semiconductor Equipment — 1.9%
Applied Materials, Inc.	3,866	1,962,652
Intel Corp.(a)	34,544	3,115,869
Texas Instruments, Inc.	5,725	1,578,611
		6,657,132
Software — 8.2%
Microsoft Corp.	61,005	28,350,244
Specialty Retail — 2.1%
AutoZone, Inc.(a)	1,095	3,302,794
Home Depot, Inc.(The)	11,425	3,792,643
		7,095,437
Technology Hardware, Storage & Peripherals — 6.9%
Apple, Inc.	59,710	18,445,016
Hewlett Packard Enterprise Co.	59,438	2,847,080
Western Digital Corp.	4,555	2,481,746
		23,773,842
Tobacco — 2.7%
British American Tobacco PLC, ADR, NVS	152,303	9,237,177
Trading Companies & Distributors — 0.7%
WESCO International, Inc.	6,849	2,352,563
Total Long-Term Investments — 99.1% (Cost: $309,158,687)		341,756,358
Schedule of Investments

Schedule of Investments (continued)
July 31, 2026
iShares Large Cap Value Active ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Short-Term Securities
Money Market Funds — 0.8%
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.65%(b)(c)	2,970,000	$2,970,000
Total Short-Term Securities — 0.8% (Cost: $2,970,000)		2,970,000
Total Investments — 99.9% (Cost: $312,128,687)		344,726,358
Other Assets Less Liabilities — 0.1%		175,065
Net Assets — 100.0%		$344,901,423

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/26	Shares Held at 07/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$—	$—	$0 (b)	$—	$—	$—	—	$244 (c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,210,000	1,760,000 (b)	—	—	—	2,970,000	2,970,000	50,327	—
				$—	$—	$2,970,000		$50,571	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$341,756,358	$—	$—	$341,756,358
Short-Term Securities
Money Market Funds	2,970,000	—	—	2,970,000
	$344,726,358	$—	$—	$344,726,358
See notes to financial statements.

2026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments
July 31, 2026
iShares U.S. Carbon Transition Readiness Aware Active ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 2.4%
ATI, Inc.(a)	2,330	$436,735
Axon Enterprise, Inc.(a)	1,933	1,020,160
Carpenter Technology Corp.	2,766	1,437,380
General Electric Co.	19,498	7,020,645
Honeywell Aerospace, Inc., NVS(a)	8,685	1,795,537
L3Harris Technologies, Inc.	6,716	1,860,735
Rocket Lab Corp.(a)	9,343	606,828
RTX Corp.	63,152	13,591,573
Textron, Inc.	8,191	698,365
		28,467,958
Air Freight & Logistics — 0.3%
CH Robinson Worldwide, Inc.	9,288	1,372,116
Expeditors International of Washington, Inc.	11,678	1,960,620
United Parcel Service, Inc., Class B	4,587	478,057
		3,810,793
Automobile Components — 0.1%
BorgWarner, Inc.	15,778	1,005,690
Automobiles — 1.5%
Ford Motor Co.	146,990	2,157,813
Rivian Automotive, Inc., Class A(a)	14,013	213,278
Tesla, Inc.(a)	50,050	15,576,061
		17,947,152
Banks — 3.6%
Bank of America Corp.	318,272	19,716,950
Citigroup, Inc.	9,815	1,299,997
East West Bancorp, Inc.	17,321	2,269,051
Fifth Third Bancorp	21,489	1,214,129
JPMorgan Chase & Co.	41,384	14,558,477
KeyCorp	141,095	3,187,336
Popular, Inc.	6,506	1,139,916
		43,385,856
Beverages — 1.2%
Brown-Forman Corp., Class B, NVS	10	287
Coca-Cola Co.(The)	44,830	3,926,660
PepsiCo, Inc.	76,224	10,637,821
		14,564,768
Biotechnology — 2.3%
AbbVie, Inc.	19,427	4,875,011
Alnylam Pharmaceuticals, Inc.(a)	5,756	1,182,973
Amgen, Inc.	17,923	6,903,223
Biogen, Inc.(a)	856	173,725
Gilead Sciences, Inc.	62,757	8,171,589
Incyte Corp.(a)	8,204	980,542
Insmed, Inc.(a)	9,578	944,391
Ionis Pharmaceuticals, Inc.(a)	4,633	239,850
Natera, Inc.(a)	5,836	1,562,647
Revolution Medicines, Inc.(a)	2,711	508,394
Vertex Pharmaceuticals, Inc.(a)	5,725	2,731,398
		28,273,743
Broadline Retail — 3.7%
Amazon.com, Inc.(a)	144,157	39,150,158
eBay, Inc.	28,619	3,262,852
Etsy, Inc.(a)	32,696	2,670,610
		45,083,620
Building Products — 0.4%
Fortune Brands Innovations, Inc.	6	295
Johnson Controls International PLC	17,986	2,637,827
Modine Manufacturing Co.(a)	618	124,255
Security	Shares	Value
Building Products (continued)
Trane Technologies PLC	4,525	$2,058,649
		4,821,026
Capital Markets — 3.5%
Ameriprise Financial, Inc.	3,123	1,704,658
Ares Management Corp., Class A	7,337	939,796
Bank of New York Mellon (The)	51,186	8,001,907
Carlyle Group, Inc.(The)	13,176	606,360
Coinbase Global, Inc., Class A(a)	1,905	278,625
Franklin Resources, Inc.	3,730	126,298
Goldman Sachs Group, Inc.(The)	8,018	8,165,371
Interactive Brokers Group, Inc., Class A	14,640	1,288,174
KKR & Co., Inc.	41,663	4,225,878
LPL Financial Holdings, Inc.	4,545	1,607,566
MarketAxess Holdings, Inc.	2	325
Moody's Corp.	3,662	1,751,828
Morgan Stanley	1,442	303,426
MSCI, Inc., Class A	766	438,336
Nasdaq, Inc.	60,569	5,704,994
Robinhood Markets, Inc., Class A(a)	20,709	1,792,571
S&P Global, Inc.	12,414	5,113,699
XP, Inc., Class A	33,420	570,145
		42,619,957
Chemicals — 1.0%
Air Products and Chemicals, Inc.	563	166,023
Albemarle Corp.	3,979	468,089
Ecolab, Inc.	39,214	10,886,983
		11,521,095
Commercial Services & Supplies — 0.5%
Republic Services, Inc., Class A	23,589	4,966,664
Waste Management, Inc.	2,155	488,215
		5,454,879
Communications Equipment — 1.3%
Arista Networks, Inc.(a)	21,327	3,846,324
Ciena Corp.(a)	4,423	1,667,692
Cisco Systems, Inc.	68,631	7,960,510
Lumentum Holdings, Inc.(a)	855	610,419
Motorola Solutions, Inc.	2,590	1,128,592
		15,213,537
Construction & Engineering — 0.5%
AECOM	47,913	3,468,422
EMCOR Group, Inc.	935	745,597
MasTec, Inc.(a)	2,098	551,984
Quanta Services, Inc.	1,786	1,191,905
Sterling Infrastructure, Inc.(a)	221	131,886
		6,089,794
Construction Materials — 0.4%
CRH PLC	48,625	4,619,861
Consumer Finance — 0.7%
American Express Co.	10,215	3,434,794
Capital One Financial Corp.	21,461	4,485,563
		7,920,357
Consumer Staples Distribution & Retail — 1.7%
Costco Wholesale Corp.	6,688	6,366,240
Sysco Corp.	16,551	1,410,807
Target Corp.	13,920	2,011,301
U.S. Foods Holding Corp.(a)	7,502	754,626
Walmart, Inc.	88,273	9,815,958
		20,358,932
Schedule of Investments

Schedule of Investments (continued)
July 31, 2026
iShares U.S. Carbon Transition Readiness Aware Active ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Containers & Packaging — 0.5%
Avery Dennison Corp.	22,485	$3,816,379
Ball Corp.	43,660	2,833,534
		6,649,913
Distributors — 0.0%
Genuine Parts Co.	2,847	354,081
Diversified Telecommunication Services — 0.4%
AST SpaceMobile, Inc., Class A(a)(b)	5,754	339,371
Verizon Communications, Inc.	106,633	4,991,491
		5,330,862
Electric Utilities — 1.1%
Edison International	34,257	2,513,436
Eversource Energy	92,786	6,642,550
NRG Energy, Inc.	13,098	1,758,930
PG&E Corp.	146,875	2,552,688
		13,467,604
Electrical Equipment — 1.6%
Acuity, Inc.	1,738	570,742
AMETEK, Inc.	3,045	736,007
Bloom Energy Corp., Class A(a)	3,247	668,265
Eaton Corp. PLC	10,973	4,555,990
Emerson Electric Co.	35,758	5,357,263
GE Vernova, Inc.	4,886	4,838,557
Hubbell, Inc., Class B	2,067	976,761
nVent Electric PLC	1,502	231,053
Vertiv Holdings Co., Class A	5,115	1,235,630
		19,170,268
Electronic Equipment, Instruments & Components — 0.8%
Amphenol Corp., Class A	5,421	871,155
Cognex Corp.	7,088	462,421
Coherent Corp.(a)	6,859	1,803,162
Corning, Inc.	11,328	1,566,096
Flex Ltd.(a)	11,961	1,360,564
Keysight Technologies, Inc.(a)	4,732	1,509,887
Zebra Technologies Corp., Class A(a)	5,178	1,521,400
		9,094,685
Energy Equipment & Services — 0.6%
Baker Hughes Co., Class A	60,650	3,668,719
SLB Ltd.	36,307	1,800,464
TechnipFMC PLC	31,697	2,271,407
		7,740,590
Entertainment — 1.6%
Liberty Live Holdings, Inc., Class A(a)	4	379
Live Nation Entertainment, Inc.(a)	33,869	5,897,609
Netflix, Inc.(a)	108,220	7,760,456
ROBLOX Corp., Class A(a)	15,051	535,816
Roku, Inc.(a)	13,099	1,899,486
Spotify Technology SA(a)	2,055	1,027,377
Walt Disney Co.(The)	7,724	742,971
Warner Bros Discovery, Inc.(a)	37,127	976,440
		18,840,534
Financial Services — 3.2%
Affirm Holdings, Inc.(a)	2,069	147,954
Apollo Global Management, Inc.	5,084	638,500
Berkshire Hathaway, Inc., Class B(a)	29,920	15,305,277
Block, Inc.(a)	19,162	1,556,721
Fiserv, Inc.(a)	10,470	564,752
Mastercard, Inc., Class A	18,993	10,884,888
PayPal Holdings, Inc.	9,292	531,595
Toast, Inc., Class A(a)	54,610	1,762,265
Security	Shares	Value
Financial Services (continued)
Visa, Inc., Class A	21,362	$7,821,269
		39,213,221
Food Products — 0.6%
Bunge Global SA	9,667	1,026,925
Hershey Co.(The)	13,792	2,414,290
Ingredion, Inc.	2	199
J M Smucker Co.(The)	3,979	474,535
Mondelez International, Inc., Class A	50,958	3,175,193
		7,091,142
Ground Transportation — 0.5%
JB Hunt Transport Services, Inc.	2,680	728,290
Landstar System, Inc.	4,205	734,908
Uber Technologies, Inc.(a)	63,066	4,437,324
		5,900,522
Health Care Equipment & Supplies — 1.0%
Abbott Laboratories	36,583	3,866,823
Boston Scientific Corp.(a)	15,071	704,268
Edwards Lifesciences Corp.(a)	59,361	5,109,201
Intuitive Surgical, Inc.(a)	2,403	849,052
Medtronic PLC	12,515	1,068,656
ResMed, Inc.	578	121,946
		11,719,946
Health Care Providers & Services — 2.1%
Cardinal Health, Inc.	735	169,072
Cencora, Inc.	15,366	4,784,050
CVS Health Corp.	27,045	2,824,309
DaVita, Inc.(a)	1,172	281,386
Elevance Health, Inc.	11,392	4,281,569
Guardant Health, Inc.(a)	1,415	229,216
Humana, Inc.	5,184	1,886,250
McKesson Corp.	3,271	2,800,598
UnitedHealth Group, Inc.	19,034	7,887,690
		25,144,140
Health Care Technology — 0.3%
Veeva Systems, Inc., Class A(a)	15,917	3,243,566
Hotels, Restaurants & Leisure — 2.1%
Airbnb, Inc., Class A(a)	15,005	2,273,558
Aramark	12,940	737,192
Booking Holdings, Inc.	19,596	3,780,068
Chipotle Mexican Grill, Inc., Class A(a)	69,963	2,604,023
DoorDash, Inc., Class A(a)(b)	11,097	2,176,787
Expedia Group, Inc.	8,478	2,498,806
Flutter Entertainment PLC, Class DI(a)	1,429	149,288
Las Vegas Sands Corp.	59,913	2,929,147
McDonald's Corp.	2,763	747,778
Restaurant Brands International, Inc.	4,597	340,270
Royal Caribbean Cruises Ltd.	1,855	590,446
Starbucks Corp.	28,697	3,020,359
Yum! Brands, Inc.	20,663	3,167,225
		25,014,947
Household Durables — 0.0%
Lennar Corp., Class A	2,301	189,487
Household Products — 0.9%
Church & Dwight Co., Inc.	32,174	3,179,113
Clorox Co.(The)	24,336	2,324,818
Colgate-Palmolive Co.	45,285	4,134,521
Procter & Gamble Co.(The)	9,837	1,421,348
		11,059,800

2026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2026
iShares U.S. Carbon Transition Readiness Aware Active ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Independent Power and Renewable Electricity Producers — 0.1%
Brookfield Renewable Corp.	46,644	$1,555,577
Industrial Conglomerates — 0.2%
Honeywell International, Inc.	8,685	2,110,889
Industrial REITs — 1.0%
Prologis, Inc.	87,487	12,651,495
Insurance — 1.7%
Allstate Corp.(The)	4,012	1,059,489
American Financial Group, Inc.	2,856	404,752
American International Group, Inc.	3,047	239,433
Arch Capital Group Ltd.(a)	12,961	1,302,969
Arthur J Gallagher & Co.	3,362	838,550
Assurant, Inc.	22,636	6,319,745
Assured Guaranty Ltd.	4,761	393,830
Cincinnati Financial Corp.	14,653	2,603,545
Fidelity National Financial, Inc.	8,018	413,649
Hartford Insurance Group, Inc.	9,500	1,348,145
Principal Financial Group, Inc.	7,894	897,548
Prudential Financial, Inc.	6,038	737,119
Reinsurance Group of America, Inc.	2,243	531,254
Travelers Companies, Inc.(The)	10,491	3,927,411
		21,017,439
Interactive Media & Services — 6.8%
Alphabet, Inc., Class A	93,709	33,372,586
Alphabet, Inc., Class C, NVS	72,568	25,881,377
Meta Platforms, Inc., Class A	40,711	22,664,221
Pinterest, Inc., Class A(a)	27,480	659,795
Reddit, Inc., Class A(a)	3	422
		82,578,401
IT Services — 0.8%
Accenture PLC, Class A	12,234	2,029,865
Cloudflare, Inc., Class A(a)	528	147,302
International Business Machines Corp.	15,018	3,358,776
MongoDB, Inc., Class A(a)	734	247,710
Okta, Inc.(a)	9,394	1,333,290
Snowflake, Inc.(a)	4,308	1,263,450
Twilio, Inc., Class A(a)	5,965	1,177,193
		9,557,586
Leisure Products — 0.0%
YETI Holdings, Inc.(a)	12	587
Life Sciences Tools & Services — 0.8%
Agilent Technologies, Inc.	20,986	2,903,833
Illumina, Inc.(a)	11,425	2,343,268
Thermo Fisher Scientific, Inc.	6,334	3,637,616
Waters Corp.(a)	2,971	1,120,988
		10,005,705
Machinery — 2.0%
AGCO Corp.	3,756	383,713
Caterpillar, Inc.	10,981	8,947,429
Cummins, Inc.	4,436	2,813,311
Deere & Co.	7,581	4,493,031
Fortive Corp.	5,420	320,918
IDEX Corp.	2	461
Nordson Corp.	2,169	645,885
PACCAR, Inc.	38,762	5,142,942
Stanley Black & Decker, Inc.	2,996	283,362
Westinghouse Air Brake Technologies Corp.	3,896	1,133,190
		24,164,242
Security	Shares	Value
Media — 0.1%
AppLovin Corp., Class A(a)	2,051	$811,991
EchoStar Corp., Class A(a)	1,246	104,776
		916,767
Metals & Mining — 0.4%
Alcoa Corp.	10,111	457,624
Anglogold Ashanti PLC	7,876	624,724
Freeport-McMoRan, Inc.	11,870	743,418
Hecla Mining Co.	16,768	236,764
MP Materials Corp.(a)(b)	3,370	139,417
Newmont Corp.	3,954	370,529
Royal Gold, Inc.	1,677	332,633
Southern Copper Corp.	8,857	1,618,263
		4,523,372
Mortgage Real Estate Investment — 0.0%
AGNC Investment Corp.	22	235
Multi-Utilities — 1.0%
CMS Energy Corp.	2,397	172,560
NiSource, Inc.	48,838	2,169,872
Public Service Enterprise Group, Inc.	98,435	7,547,996
Sempra	24,979	2,211,891
		12,102,319
Office REITs — 0.0%
BXP, Inc.	2,074	145,429
Oil, Gas & Consumable Fuels — 2.5%
Cheniere Energy, Inc.	5,301	1,397,185
Chevron Corp.	10,523	2,071,242
ConocoPhillips	60,568	7,297,233
ExxonMobil Holdings Corp.	72,786	11,313,856
Marathon Petroleum Corp.	4,291	1,357,973
ONEOK, Inc.	54,587	4,957,045
Phillips 66	4,792	1,014,370
Valero Energy Corp.	2,026	633,935
Viper Energy, Inc., Class A	16,723	746,013
		30,788,852
Passenger Airlines — 0.3%
American Airlines Group, Inc.(a)	92,897	1,418,537
United Airlines Holdings, Inc.(a)	19,179	2,326,988
		3,745,525
Personal Care Products — 0.1%
Estee Lauder Companies, Inc. (The), Class A	13,010	1,091,539
Pharmaceuticals — 2.7%
Bristol-Myers Squibb Co.	20,812	1,359,232
Eli Lilly & Co.	13,561	15,579,419
Johnson & Johnson	32,741	8,393,155
Merck & Co., Inc.	14,802	1,927,220
Pfizer, Inc.	220,575	5,516,581
		32,775,607
Professional Services — 0.4%
Automatic Data Processing, Inc.	2,258	601,667
Booz Allen Hamilton Holding Corp., Class A	14,196	989,745
Jacobs Solutions, Inc., NVS	15,521	2,094,248
Parsons Corp.(a)	6,666	294,704
Paychex, Inc.	7,851	917,311
Planet Labs PBC(a)	6,957	142,479
		5,040,154
Real Estate Management & Development — 0.3%
CBRE Group, Inc., Class A(a)	20,256	2,973,784
Schedule of Investments

Schedule of Investments (continued)
July 31, 2026
iShares U.S. Carbon Transition Readiness Aware Active ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Real Estate Management & Development (continued)
Jones Lang LaSalle, Inc.(a)	2,678	$950,770
		3,924,554
Semiconductors & Semiconductor Equipment — 15.9%
Advanced Micro Devices, Inc.(a)	31,351	14,927,779
Analog Devices, Inc.	11,539	4,239,544
Applied Materials, Inc.	15,314	7,774,458
Astera Labs, Inc.(a)	494	153,748
Broadcom, Inc.	73,649	28,670,083
Credo Technology Group Holding Ltd.(a)	1,689	349,606
Enphase Energy, Inc.(a)	11,940	448,228
Intel Corp.(a)	78,706	7,099,281
KLA Corp.	30,875	5,644,567
Lam Research Corp.	25,604	7,502,484
Lattice Semiconductor Corp.(a)	12,877	1,600,225
Marvell Technology, Inc.	16,175	3,033,783
Micron Technology, Inc.	18,980	15,621,109
Monolithic Power Systems, Inc.	1,716	2,447,067
Nvidia Corp.	444,104	89,153,878
QUALCOMM, Inc.	16,962	2,503,761
SiTime Corp.(a)	288	154,138
Texas Instruments, Inc.	1,607	443,114
		191,766,853
Software — 8.7%
Adobe, Inc.(a)	20,396	5,107,362
Atlassian Corp., Class A(a)	10,987	1,109,852
Autodesk, Inc.(a)	30,408	7,121,554
Cadence Design Systems, Inc.(a)	9,893	3,363,818
Crowdstrike Holdings, Inc., Class A(a)	14,898	2,843,432
Datadog, Inc., Class A(a)	4,272	1,144,768
DocuSign, Inc., Class A(a)	10,310	565,297
Fortinet, Inc.(a)	13,749	2,226,651
Gen Digital, Inc.	85,871	2,357,159
HubSpot, Inc.(a)	7,653	1,816,516
Intuit, Inc.	7,575	2,394,230
Microsoft Corp.	109,027	50,667,028
Oracle Corp.	23,321	3,028,698
Palantir Technologies, Inc., Class A(a)	30,121	3,706,690
Palo Alto Networks, Inc.(a)	15,466	5,132,083
Salesforce, Inc.	20,861	3,838,841
Samsara, Inc., Class A(a)	19,223	716,441
ServiceNow, Inc.(a)	31,274	3,478,607
Synopsys, Inc.(a)	7,556	2,937,471
Trimble, Inc.(a)	21,638	1,224,278
Workday, Inc., Class A(a)	5,562	891,811
		105,672,587
Specialized REITs — 0.9%
American Tower Corp.	1,432	248,252
Equinix, Inc.	2,750	2,803,020
VICI Properties, Inc., Class A	278,483	7,338,027
		10,389,299
Specialty Retail — 1.5%
Best Buy Co., Inc.	25,142	2,168,749
Carvana Co., Class A(a)	1,872	116,738
Gap, Inc.(The)	32,203	646,958
Home Depot, Inc.(The)	24,275	8,058,329
Lowe's Companies, Inc.	4,517	938,678
TJX Companies, Inc.(The)	25,594	4,026,960
Ulta Beauty, Inc.(a)	2,881	1,477,463
Williams-Sonoma, Inc.	4,087	934,534
		18,368,409
Security	Shares	Value
Technology Hardware, Storage & Peripherals — 7.8%
Apple, Inc.	275,869	$85,218,693
Dell Technologies, Inc., Class C	5,475	2,219,401
Hewlett Packard Enterprise Co.	26,815	1,284,438
Sandisk Corp.(a)	2,532	3,075,950
Western Digital Corp.	3,491	1,902,036
		93,700,518
Textiles, Apparel & Luxury Goods — 0.5%
NIKE, Inc., Class B	52,871	2,205,249
Ralph Lauren Corp., Class A	3,363	1,279,084
Tapestry, Inc.	17,511	2,668,151
		6,152,484
Trading Companies & Distributors — 0.3%
Ferguson Enterprises, Inc.	1,531	358,759
United Rentals, Inc.	1,656	1,787,255
WESCO International, Inc.	347	119,191
WW Grainger, Inc.	855	1,181,798
		3,447,003
Wireless Telecommunication Services — 0.4%
Millicom International Cellular SA	7,905	754,770
T-Mobile USA, Inc.	20,710	3,576,824
		4,331,594
Total Common Stocks — 99.6% (Cost: $856,902,851)		1,202,909,347
Rights
Consumer Staples Distribution & Retail — 0.0%
Walgreens Boots Alliance, Inc., CVR(c)	52,055	27,589
Health Care Providers & Services — 0.0%
Hologic, Inc., CVR NVS (c)	89,993	900
Total Rights — 0.0% (Cost: $28,489)		28,489
Warrants
Specialty Retail — 0.0%
GameStop Corp., (Issued 09/10/25, Exercisable 09/10/26, 1 Share for 1 Warrant, Expires 10/30/26, Strike Price USD 32.00)(a)(b)	1,894	3,599
Total Warrants — 0.0% (Cost: $—)		3,599
Total Long-Term Investments — 99.6% (Cost: $856,931,340)		1,202,941,435
Short-Term Securities
Money Market Funds — 0.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.81%(d)(e)(f)	1,631,909	1,632,398

2026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2026
iShares U.S. Carbon Transition Readiness Aware Active ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.65%(d)(e)	4,270,000	$4,270,000
Total Short-Term Securities — 0.5% (Cost: $5,902,354)		5,902,398
Total Investments — 100.1% (Cost: $862,833,694)		1,208,843,833
Liabilities in Excess of Other Assets — (0.1)%		(864,140)
Net Assets — 100.0%		$1,207,979,693

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/26	Shares Held at 07/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$3,274,700	$—	$(1,643,493)(a)	$1,286	$(95)	$1,632,398	1,631,909	$30,819 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	6,480,000	—	(2,210,000)(a)	—	—	4,270,000	4,270,000	249,724	—
				$1,286	$(95)	$5,902,398		$280,543	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	12	09/18/26	$4,512	$40,607
Schedule of Investments

Schedule of Investments (continued)
July 31, 2026
iShares U.S. Carbon Transition Readiness Aware Active ETF

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$40,607	$—	$—	$—	$40,607

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended July 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$1,203,527	$—	$—	$—	$1,203,527
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$(193,224)	$—	$—	$—	$(193,224)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$6,135,219
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$1,202,909,347	$—	$—	$1,202,909,347
Rights	—	—	28,489	28,489
Warrants	3,599	—	—	3,599
Short-Term Securities
Money Market Funds	5,902,398	—	—	5,902,398
	$1,208,815,344	$—	$28,489	$1,208,843,833
Derivative Financial Instruments(a)
Assets
Equity Contracts	$40,607	$—	$—	$40,607

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.

2026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments
July 31, 2026
iShares U.S. Equity Factor Rotation Active ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Communication Services — 10.8%
Alphabet, Inc., Class A	2,847,819	$1,014,193,780
Alphabet, Inc., Class C, NVS	2,371,158	845,673,501
AppLovin Corp., Class A(a)	236,534	93,643,811
AT&T, Inc.	14,162,288	329,273,196
Electronic Arts, Inc.	637,732	133,834,437
Fox Corp., Class A, NVS	125,217	7,291,386
Meta Platforms, Inc., Class A	1,487,703	828,219,137
Millicom International Cellular SA	244,481	23,343,046
Netflix, Inc.(a)	4,562,231	327,157,585
Omnicom Group, Inc.	255,318	20,093,527
ROBLOX Corp., Class A(a)	604,545	21,521,802
Space Exploration Technologies Corp., Class A(a)(b)	1,657,384	179,610,704
Verizon Communications, Inc.	6,873,739	321,759,723
Walt Disney Co.(The)	310,659	29,882,289
		4,175,497,924
Consumer Discretionary — 7.1%
Amazon.com, Inc.(a)	6,273,123	1,703,654,744
Booking Holdings, Inc.	962,349	185,637,122
Burlington Stores, Inc.(a)	20	7,370
Carvana Co., Class A(a)	55,975	3,490,601
Coupang, Inc.(a)	45	736
Expedia Group, Inc.	20,100	5,924,274
Five Below, Inc.(a)	140,349	30,473,978
General Motors Co.	1,240,628	110,242,204
Las Vegas Sands Corp.	256	12,516
Macy's, Inc.	90	2,234
McDonald's Corp.	353,829	95,760,281
Planet Fitness, Inc., Class A(a)	384	21,469
Ross Stores, Inc.	139,316	34,978,068
Royal Caribbean Cruises Ltd.	89,224	28,399,999
Tapestry, Inc.	106,899	16,288,201
Tesla, Inc.(a)	1,639,787	510,318,112
Yum! Brands, Inc.	60	9,197
		2,725,221,106
Consumer Staples — 1.8%
Altria Group, Inc.	4	273
Archer-Daniels-Midland Co.	308,573	24,460,582
Casey's General Stores, Inc.	46,072	40,128,712
Celsius Holdings, Inc.(a)	79,917	2,334,376
Costco Wholesale Corp.	280	266,529
Darling Ingredients, Inc.(a)	105,511	6,398,187
Dollar General Corp.	320,168	40,677,344
Dollar Tree, Inc.(a)	56,452	7,181,259
Kroger Co.(The)	83,697	4,832,665
PepsiCo, Inc.	70,148	9,789,855
Philip Morris International, Inc.	663,329	126,576,440
Target Corp.	64,454	9,312,958
Walmart, Inc.	3,862,660	429,527,792
		701,486,972
Energy — 5.3%
APA Corp.	182,908	6,826,127
Cheniere Energy, Inc.	23,158	6,103,754
Chevron Corp.	3,117,489	613,615,360
Devon Energy Corp.	172,500	7,784,925
ExxonMobil Holdings Corp.	7,347,695	1,142,125,711
HF Sinclair Corp.	140,252	12,828,850
Marathon Petroleum Corp.	36,826	11,654,324
Occidental Petroleum Corp.	192	10,957
Phillips 66	409,408	86,663,486
Security	Shares	Value
Energy (continued)
Valero Energy Corp.	471,630	$147,573,027
		2,035,186,521
Financials — 15.7%
Affiliated Managers Group, Inc.	33,710	12,362,468
Allstate Corp.(The)	1,832,904	484,033,288
American Express Co.	8	2,690
American International Group, Inc.	3,172,371	249,284,913
Bank of America Corp.	13,766,765	852,851,092
Bank of New York Mellon (The)	448,196	70,066,481
Berkshire Hathaway, Inc., Class B(a)	56,937	29,125,553
Capital One Financial Corp.	153,372	32,056,282
Cboe Global Markets, Inc.	153,244	47,540,886
Charles Schwab Corp.(The)	466,884	49,134,872
Citigroup, Inc.	3,392,140	449,288,943
Citizens Financial Group, Inc.	561,156	40,206,827
CME Group, Inc.	1,026,736	274,949,634
Goldman Sachs Group, Inc.(The)	495,943	505,058,432
Hartford Insurance Group, Inc.	2,627,835	372,916,065
Huntington Bancshares, Inc./Ohio	1,408	23,992
Intercontinental Exchange, Inc.	52,188	7,957,626
JPMorgan Chase & Co.	4,231,736	1,488,682,408
MetLife, Inc.	44	4,230
Morgan Stanley	371,143	78,095,910
NU Holdings Ltd./Cayman Islands, Class A(a)	315	4,514
PNC Financial Services Group, Inc.(The)	30,210	7,548,573
Progressive Corp.(The)	525,719	111,147,511
RenaissanceRe Holdings Ltd.	117,669	37,651,727
Robinhood Markets, Inc., Class A(a)	290,556	25,150,527
Rocket Cos, Inc., Class A(a)	350,737	4,524,507
SoFi Technologies, Inc.(a)(b)	1,237,667	20,186,349
State Street Corp.	293,777	54,101,972
Travelers Companies, Inc.(The)	1,636,759	612,737,099
U.S. Bancorp	1,441,366	90,820,472
Virtu Financial, Inc., Class A	159,242	9,352,283
Visa, Inc., Class A	700	256,291
Wells Fargo & Co.	541,845	46,842,500
		6,063,966,917
Health Care — 6.7%
AbbVie, Inc.	480,203	120,502,141
Biogen, Inc.(a)	55,777	11,319,942
Boston Scientific Corp.(a)	808,578	37,784,850
Cardinal Health, Inc.	423,503	97,418,395
CVS Health Corp.	539,897	56,381,444
DaVita, Inc.(a)	26,752	6,422,888
Eli Lilly & Co.	357,063	410,208,257
Exelixis, Inc.(a)	181,894	9,645,839
Gilead Sciences, Inc.	1,180,701	153,739,077
Halozyme Therapeutics, Inc.(a)	155,998	12,876,075
HCA Healthcare, Inc.	196,089	78,943,470
Insmed, Inc.(a)	140,676	13,870,654
Intuitive Surgical, Inc.(a)	124,851	44,113,604
Ionis Pharmaceuticals, Inc.(a)	257,206	13,315,555
Jazz Pharmaceuticals PLC(a)	37,800	9,558,108
Johnson & Johnson	3,070,487	787,119,342
McKesson Corp.	78,193	66,948,065
Medtronic PLC	1,327,230	113,332,170
Molina Healthcare, Inc.(a)	50,288	9,837,338
Neurocrine Biosciences, Inc.(a)	136,639	22,791,385
Penumbra, Inc.(a)	34,394	11,047,009
Pfizer, Inc.	3,225,639	80,673,231
Quest Diagnostics, Inc.	33,206	7,737,330
Schedule of Investments

Schedule of Investments (continued)
July 31, 2026
iShares U.S. Equity Factor Rotation Active ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Health Care (continued)
Regeneron Pharmaceuticals, Inc.	72,152	$55,025,280
Revolution Medicines, Inc.(a)	80,373	15,072,349
Tenet Healthcare Corp.(a)	19,976	5,089,485
Thermo Fisher Scientific, Inc.	365,730	210,038,739
United Therapeutics Corp.(a)	58,685	30,381,811
UnitedHealth Group, Inc.	248,927	103,155,349
Universal Health Services, Inc., Class B	42,872	7,221,360
Zimmer Biomet Holdings, Inc.	80	7,514
		2,601,578,056
Industrials — 9.3%
API Group Corp.(a)	480	19,046
ATI, Inc.(a)	179,637	33,671,159
Automatic Data Processing, Inc.	380	101,255
Bloom Energy Corp., Class A(a)	133,511	27,477,899
CACI International, Inc., Class A(a)	16,334	8,130,249
Carpenter Technology Corp.	30,987	16,102,704
Caterpillar, Inc.	817,093	665,775,547
CH Robinson Worldwide, Inc.	37,190	5,494,079
Comfort Systems USA, Inc.	23,155	40,050,972
CSX Corp.	493,040	24,849,216
Cummins, Inc.	41,323	26,207,047
Deere & Co.	473,584	280,679,029
Eaton Corp. PLC	479,228	198,975,466
FedEx Corp.	176,424	54,232,738
Fedex Freight Holding Co., Inc., NVS(a)	54,977	7,725,918
FTAI Aviation Ltd.	52,599	10,835,394
GE Vernova, Inc.	227,143	224,937,441
General Electric Co.	647,580	233,174,131
Howmet Aerospace, Inc.	254,448	71,820,493
Huntington Ingalls Industries, Inc.	35,345	11,538,375
Johnson Controls International PLC	79,805	11,704,201
L3Harris Technologies, Inc.	44,917	12,444,704
Leidos Holdings, Inc.	60,767	7,024,665
Lockheed Martin Corp.	139,081	81,048,062
MasTec, Inc.(a)	77,583	20,412,087
Northrop Grumman Corp.	73,778	40,023,089
PACCAR, Inc.	61,349	8,139,785
Parker-Hannifin Corp.	603,210	589,052,661
Quanta Services, Inc.	21,021	14,028,575
RBC Bearings, Inc.(a)	16,153	8,905,310
Rocket Lab Corp.(a)	163,559	10,623,157
RTX Corp.	2,345,231	504,740,616
Southwest Airlines Co.	832	37,415
Trane Technologies PLC	478,490	217,689,026
Uber Technologies, Inc.(a)	455,507	32,049,473
Union Pacific Corp.	108,176	31,601,455
United Parcel Service, Inc., Class B	8	834
Vertiv Holdings Co., Class A	112,255	27,117,440
Waste Management, Inc.	40	9,062
Woodward, Inc.	127,008	45,818,136
		3,604,267,911
Information Technology — 37.7%
Accenture PLC, Class A	60,892	10,103,201
Adobe, Inc.(a)	157,372	39,407,522
Advanced Micro Devices, Inc.(a)	1,175,888	559,899,071
Amphenol Corp., Class A	1,804,055	289,911,638
Apple, Inc.	9,345,780	2,887,004,900
Applied Materials, Inc.	1,168,691	593,309,360
Astera Labs, Inc.(a)	57,615	17,931,516
Atlassian Corp., Class A(a)	142,666	14,411,406
Broadcom, Inc.	2,840,634	1,105,802,003
Security	Shares	Value
Information Technology (continued)
Ciena Corp.(a)	71,663	$27,020,534
Cisco Systems, Inc.	6,690,608	776,043,622
Coherent Corp.(a)	47,580	12,508,306
Corning, Inc.	1,040,507	143,850,093
Crowdstrike Holdings, Inc., Class A(a)	125,590	23,970,107
Datadog, Inc., Class A(a)	53,849	14,429,916
Dell Technologies, Inc., Class C	117,620	47,679,619
Figma, Inc., Class A, NVS(a)(b)	314,760	7,654,963
Fortinet, Inc.(a)	60,429	9,786,477
Hewlett Packard Enterprise Co.	401,041	19,209,864
HubSpot, Inc.(a)	37,685	8,944,912
Intel Corp.(a)	2,315,763	208,881,823
International Business Machines Corp.	110,143	24,633,482
Intuit, Inc.	252,681	79,864,884
Keysight Technologies, Inc.(a)	31,245	9,969,655
Lam Research Corp.	2,299,444	673,783,081
Lumentum Holdings, Inc.(a)	63,753	45,515,817
Marvell Technology, Inc.	182,567	34,242,266
Micron Technology, Inc.	740,907	609,788,688
Microsoft Corp.	4,209,586	1,956,278,806
MongoDB, Inc., Class A(a)	16,898	5,702,737
Nutanix, Inc., Class A(a)	90	5,311
Nvidia Corp.	15,271,671	3,065,787,953
Oracle Corp.	390,898	50,765,923
Palantir Technologies, Inc., Class A(a)	1,289,121	158,639,230
Palo Alto Networks, Inc.(a)	89,442	29,679,539
Salesforce, Inc.	2,609,379	480,177,924
Sandisk Corp.(a)	15,979	19,411,769
Seagate Technology Holdings PLC	128,678	110,165,096
ServiceNow, Inc.(a)	1,014,981	112,896,337
Snowflake, Inc.(a)	61,739	18,106,814
Teradyne, Inc.	20,043	7,369,611
Texas Instruments, Inc.	50,523	13,931,212
Western Digital Corp.	416,346	226,841,955
Workday, Inc., Class A(a)	55,830	8,951,782
		14,560,270,725
Materials — 0.9%
Albemarle Corp.	32,102	3,776,479
Alcoa Corp.	143,810	6,508,841
Anglogold Ashanti PLC	196,908	15,618,743
CF Industries Holdings, Inc.	172,547	21,601,159
CRH PLC	344,722	32,752,037
Newmont Corp.	2,241,451	210,046,373
Nucor Corp.	190,189	48,933,728
Solstice Advanced Materials, Inc.	62	3,730
		339,241,090
Real Estate — 2.3%
Host Hotels & Resorts, Inc.	2,909,229	73,108,924
Millrose Properties, Inc.	4	112
Omega Healthcare Investors, Inc.	162,227	8,213,553
Prologis, Inc.	791,449	114,451,440
Realty Income Corp.	5,297,832	338,372,530
VICI Properties, Inc., Class A	406	10,698
Welltower, Inc.	1,550,968	363,608,938
		897,766,195
Utilities — 2.2%
American Electric Power Co., Inc.	364,411	46,589,946
Duke Energy Corp.	3,698,105	463,853,310
Edison International	256	18,783
Eversource Energy	288	20,618
Exelon Corp.	1,881,916	86,229,391

2026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2026
iShares U.S. Equity Factor Rotation Active ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Utilities (continued)
NextEra Energy, Inc.	2,455,847	$213,462,221
NRG Energy, Inc.	32	4,297
Sempra	331,367	29,342,548
Xcel Energy, Inc.	243,325	19,028,015
		858,549,129
Total Common Stocks — 99.8% (Cost: $30,848,682,833)		38,563,032,546
Rights
Health Care — 0.0%
Abiomed, Inc., CVR, NVS(c)	53	81
Total Rights — 0.0% (Cost: $54)		81
Total Long Investment (Cost: $30,848,682,887)		38,563,032,627
Total Long-Term Investments — 99.8% (Cost: $30,848,682,887)		38,563,032,627
Short-Term Securities
Money Market Funds — 0.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.81%(d)(e)(f)	211,375,199	211,438,612
Security	Shares	Value
Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.65%(d)(e)	52,540,000	$52,540,000
Total Short-Term Securities — 0.7% (Cost: $263,976,679)		263,978,612
Total Investments — 100.5% (Cost: $31,112,659,566)		38,827,011,239
Liabilities in Excess of Other Assets — (0.5)%		(202,333,821)
Net Assets — 100.0%		$38,624,677,418

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/26	Shares Held at 07/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$574,019	$210,870,473 (a)	$—	$(7,813)	$1,933	$211,438,612	211,375,199	$239,645 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	170,520,000	—	(117,980,000)(a)	—	—	52,540,000	52,540,000	6,887,392	—
				$(7,813)	$1,933	$263,978,612		$7,127,037	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments

Schedule of Investments (continued)
July 31, 2026
iShares U.S. Equity Factor Rotation Active ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$38,563,032,546	$—	$—	$38,563,032,546
Rights	—	—	81	81
Short-Term Securities
Money Market Funds	263,978,612	—	—	263,978,612
	$38,827,011,158	$—	$81	$38,827,011,239
See notes to financial statements.

2026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments
July 31, 2026
iShares U.S. Industry Rotation Active ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Communication Services — 9.2%
Alphabet, Inc., Class A	3,047	$1,085,128
Alphabet, Inc., Class C, NVS	2,334	832,421
AppLovin Corp., Class A(a)	86	34,047
AST SpaceMobile, Inc., Class A(a)(b)	710	41,876
AT&T, Inc.	3,974	92,396
Comcast Corp., Class A	368	8,817
Meta Platforms, Inc., Class A	1,118	622,402
Snap, Inc., Class A, NVS(a)	529	2,481
Space Exploration Technologies Corp., Class A(a)(b)	1,450	157,137
Take-Two Interactive Software, Inc.(a)	69	16,761
Verizon Communications, Inc.	4,659	218,088
Walt Disney Co.(The)	359	34,532
		3,146,086
Consumer Discretionary — 10.8%
Airbnb, Inc., Class A(a)	42	6,364
Amazon.com, Inc.(a)	5,198	1,411,673
Amer Sports, Inc.(a)	809	28,728
Aptiv PLC(a)	469	26,484
Aramark	2	114
AutoZone, Inc.(a)	18	54,293
Birkenstock Holding PLC(a)(b)	688	26,639
Booking Holdings, Inc.	536	103,394
Boyd Gaming Corp.	438	37,256
Bright Horizons Family Solutions, Inc.(a)	89	6,634
Burlington Stores, Inc.(a)	198	72,959
CarMax, Inc.(a)	1,373	78,618
Carnival Corp. Ltd.	1,161	32,287
Carvana Co., Class A(a)	708	44,151
Chipotle Mexican Grill, Inc., Class A(a)	184	6,848
Choice Hotels International, Inc.	133	14,828
Churchill Downs, Inc.	417	35,153
Columbia Sportswear Co.	36	2,138
Coupang, Inc.(a)	330	5,396
DoorDash, Inc., Class A(a)	89	17,458
eBay, Inc.	357	40,702
Gap, Inc.(The)	2,422	48,658
General Motors Co.	156	13,862
Grand Canyon Education, Inc.(a)	302	43,893
Hilton Worldwide Holdings, Inc.	52	16,665
Home Depot, Inc.(The)	653	216,770
Lithia Motors, Inc., Class A	86	33,146
LKQ Corp.	2,819	63,287
McDonald's Corp.	626	169,421
MercadoLibre, Inc.(a)	3	5,634
NIKE, Inc., Class B	152	6,340
O'Reilly Automotive, Inc.(a)	128	11,437
Ollie's Bargain Outlet Holdings, Inc.(a)	94	6,906
Penske Automotive Group, Inc.	145	31,510
Pool Corp.	34	6,314
Restaurant Brands International, Inc.	286	21,170
Rivian Automotive, Inc., Class A(a)	328	4,992
Ross Stores, Inc.	435	109,215
Royal Caribbean Cruises Ltd.	143	45,517
Service Corp. International	1,754	151,177
Starbucks Corp.	608	63,992
Tapestry, Inc.	31	4,723
Tesla, Inc.(a)	1,369	426,047
TJX Companies, Inc.(The)	576	90,628
Toll Brothers, Inc.	55	8,024
Security	Shares	Value
Consumer Discretionary (continued)
Valvoline, Inc.(a)	1,819	$69,868
		3,721,313
Consumer Staples — 5.2%
Brown-Forman Corp., Class B, NVS	726	20,858
Clorox Co.(The)	388	37,066
Coca-Cola Co.(The)	2,286	200,231
Colgate-Palmolive Co.	66	6,026
Conagra Brands, Inc.	599	8,691
Costco Wholesale Corp.	214	203,704
Dollar Tree, Inc.(a)	98	12,466
Estee Lauder Companies, Inc. (The), Class A	544	45,642
Kenvue, Inc.	1,003	19,298
Keurig Dr. Pepper, Inc.	989	30,778
Kimberly-Clark Corp.	877	95,865
Maplebear, Inc.(a)	115	5,129
Molson Coors Beverage Co., Class B	712	29,591
Mondelez International, Inc., Class A	72	4,486
Monster Beverage Corp.(a)	114	10,987
PepsiCo, Inc.	773	107,880
Philip Morris International, Inc.	1,296	247,303
Procter & Gamble Co.(The)	2,960	427,690
Sysco Corp.	48	4,091
Walmart, Inc.	2,518	280,002
		1,797,784
Energy — 3.6%
Baker Hughes Co., Class A	880	53,231
Cheniere Energy, Inc.	26	6,853
Chevron Corp.	1,470	289,340
EQT Corp.	185	9,859
Expand Energy Corp.	587	55,196
ExxonMobil Holdings Corp.	2,403	373,522
Kinder Morgan, Inc.	1,952	62,815
Marathon Petroleum Corp.	164	51,901
SLB Ltd.	3,264	161,862
Texas Pacific Land Corp.	71	28,583
Williams Companies, Inc.(The)	2,081	148,875
		1,242,037
Financials — 11.7%
American Express Co.	37	12,441
American International Group, Inc.	1,234	96,968
Aon PLC, Class A	317	114,294
Apollo Global Management, Inc.	514	64,553
Ares Management Corp., Class A	69	8,838
Bank of America Corp.	4,425	274,129
Berkshire Hathaway, Inc., Class B(a)	697	356,543
Blackstone, Inc., NVS	169	21,590
Block, Inc.(a)	264	21,447
Charles Schwab Corp.(The)	104	10,945
Citigroup, Inc.	1,009	133,642
CME Group, Inc.	108	28,921
Coinbase Global, Inc., Class A(a)	128	18,721
First American Financial Corp.	144	10,799
Global Payments, Inc.	207	17,405
Goldman Sachs Group, Inc.(The)	329	335,047
Huntington Bancshares, Inc./Ohio	47	801
Intercontinental Exchange, Inc.	268	40,865
Jack Henry & Associates, Inc.	359	55,300
JPMorgan Chase & Co.	2,189	770,068
Marsh & McLennan Companies, Inc.	87	16,503
Mastercard, Inc., Class A	694	397,731
MetLife, Inc.	657	63,158
Schedule of Investments

Schedule of Investments (continued)
July 31, 2026
iShares U.S. Industry Rotation Active ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Financials (continued)
Moody's Corp.	59	$28,225
Morgan Stanley	165	34,719
MSCI, Inc., Class A	64	36,623
Nasdaq, Inc.	629	59,246
PayPal Holdings, Inc.	374	21,397
Reinsurance Group of America, Inc.	435	103,030
Robinhood Markets, Inc., Class A(a)	729	63,102
Rocket Cos, Inc., Class A(a)	1,428	18,421
S&P Global, Inc.	101	41,605
Toast, Inc., Class A(a)	1,663	53,665
Travelers Companies, Inc.(The)	426	159,477
Visa, Inc., Class A	882	322,927
Wells Fargo & Co.	2,093	180,940
Willis Towers Watson PLC	29	9,742
XP, Inc., Class A	1,666	28,422
		4,032,250
Health Care — 9.4%
Abbott Laboratories	1,172	123,880
AbbVie, Inc.	860	215,808
Agilent Technologies, Inc.	186	25,737
Align Technology, Inc.(a)	13	2,199
Amgen, Inc.	566	218,001
Avantor, Inc.(a)	528	7,276
Baxter International, Inc.	3,210	83,974
Becton Dickinson & Co.	345	57,139
Bio-Techne Corp.	143	10,309
Bristol-Myers Squibb Co.	710	46,370
Cigna Group(The)	156	43,532
CVS Health Corp.	736	76,860
Danaher Corp.	394	76,822
Dexcom, Inc.(a)	272	22,698
Edwards Lifesciences Corp.(a)	447	38,473
Elevance Health, Inc.	155	58,255
Eli Lilly & Co.	435	499,745
Exelixis, Inc.(a)	372	19,727
Gilead Sciences, Inc.	1,140	148,439
Humana, Inc.	14	5,094
IDEXX Laboratories, Inc.(a)	3	1,677
Illumina, Inc.(a)	49	10,050
Intuitive Surgical, Inc.(a)	147	51,940
IQVIA Holdings, Inc.(a)	167	39,248
Johnson & Johnson	1,137	291,470
Labcorp Holdings, Inc.	16	4,947
McKesson Corp.	14	11,987
Medtronic PLC	1,591	135,856
Merck & Co., Inc.	1,213	157,933
Mettler-Toledo International, Inc.(a)	76	107,639
Neurocrine Biosciences, Inc.(a)	127	21,184
Pfizer, Inc.	4,412	110,344
QIAGEN NV	419	17,347
Regeneron Pharmaceuticals, Inc.	39	29,743
Revvity, Inc.	316	35,556
Stryker Corp.	36	11,725
Teleflex, Inc.	41	5,605
Thermo Fisher Scientific, Inc.	131	75,233
UnitedHealth Group, Inc.	544	225,434
Veeva Systems, Inc., Class A(a)	217	44,220
Vertex Pharmaceuticals, Inc.(a)	149	71,088
		3,240,564
Industrials — 8.8%
3M Co.	156	27,500
Security	Shares	Value
Industrials (continued)
Alaska Air Group, Inc.(a)	846	$40,143
AMETEK, Inc.	708	171,131
Bloom Energy Corp., Class A(a)	229	47,130
Boeing Co. (The)(a)	343	74,136
Booz Allen Hamilton Holding Corp., Class A	305	21,265
BWX Technologies, Inc.	97	16,364
Carrier Global Corp.	243	15,020
Caterpillar, Inc.	496	404,146
Cintas Corp.	249	50,953
CNH Industrial NV	21	215
Comfort Systems USA, Inc.	56	96,863
Cummins, Inc.	129	81,812
Curtiss-Wright Corp.	151	109,324
Deere & Co.	36	21,336
Eaton Corp. PLC	743	308,494
EMCOR Group, Inc.	31	24,720
GE Vernova, Inc.	242	239,650
General Electric Co.	571	205,600
GXO Logistics, Inc.(a)	1,629	81,711
Honeywell Aerospace, Inc., NVS(a)	234	48,377
Honeywell International, Inc.	152	36,944
Hubbell, Inc., Class B	97	45,837
Ingersoll Rand, Inc.	331	27,599
Jacobs Solutions, Inc., NVS	242	32,653
Johnson Controls International PLC	553	81,103
MasTec, Inc.(a)	39	10,261
MSA Safety, Inc.	39	7,420
Old Dominion Freight Line, Inc.	235	49,853
PACCAR, Inc.	277	36,752
Quanta Services, Inc.	155	103,441
Rocket Lab Corp.(a)	337	21,888
RTX Corp.	256	55,096
Science Applications International Corp.	17	1,991
StandardAero, Inc.(a)	588	17,234
Tetra Tech, Inc.	266	8,820
Trane Technologies PLC	184	83,711
TransUnion	137	10,771
Uber Technologies, Inc.(a)	1,433	100,826
Union Pacific Corp.	36	10,517
United Parcel Service, Inc., Class B	912	95,049
Vertiv Holdings Co., Class A	229	55,319
Westinghouse Air Brake Technologies Corp.	44	12,798
WillScot Holdings Corp.	737	17,894
Woodward, Inc.	26	9,379
		3,019,046
Information Technology — 38.1%
Accenture PLC, Class A	202	33,516
Adobe, Inc.(a)	34	8,514
Advanced Micro Devices, Inc.(a)	938	446,629
Amphenol Corp., Class A	804	129,203
Analog Devices, Inc.	213	78,258
Apple, Inc.	8,779	2,711,921
Applied Materials, Inc.	472	239,620
Arista Networks, Inc.(a)	762	137,427
Astera Labs, Inc.(a)	67	20,852
BitMine Immersion Technologies, Inc.	1,160	20,045
Broadcom, Inc.	1,963	764,157
Cadence Design Systems, Inc.(a)	295	100,306
CCC Intelligent Solutions Holdings, Inc.(a)	988	6,017
CDW Corp.	57	8,425
Circle Internet Group, Inc., Class A(a)	51	3,193
Cisco Systems, Inc.	2,100	243,579

2026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2026
iShares U.S. Industry Rotation Active ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Information Technology (continued)
Cloudflare, Inc., Class A(a)	136	$37,941
Coherent Corp.(a)	243	63,882
CoreWeave, Inc., Class A(a)	258	18,517
Corning, Inc.	497	68,710
Credo Technology Group Holding Ltd.(a)	43	8,901
Crowdstrike Holdings, Inc., Class A(a)	265	50,578
Datadog, Inc., Class A(a)	31	8,307
Dell Technologies, Inc., Class C	104	42,158
Entegris, Inc.	525	62,501
Everpure, Inc., Class A(a)	235	18,135
F5, Inc.(a)	47	18,921
Fabrinet(a)	87	37,881
Fair Isaac Corp.(a)	15	16,845
Flex Ltd.(a)	322	36,628
Fortinet, Inc.(a)	336	54,415
Ingram Micro Holding Corp.	2,104	59,354
Intel Corp.(a)	2,390	215,578
International Business Machines Corp.	462	103,326
IonQ, Inc.(a)(b)	273	9,948
IREN Ltd.(a)(b)	575	21,160
Jabil, Inc.	130	40,956
KLA Corp.	1,021	186,659
Lam Research Corp.	880	257,858
Lumentum Holdings, Inc.(a)	61	43,550
Marvell Technology, Inc.	572	107,284
Microchip Technology, Inc.	170	12,629
Micron Technology, Inc.	618	508,633
Microsoft Corp.	4,037	1,876,075
Monolithic Power Systems, Inc.	71	101,248
Motorola Solutions, Inc.	4	1,743
NetApp, Inc.	74	13,209
Nvidia Corp.	12,276	2,464,407
NXP Semiconductors NV	100	22,916
ON Semiconductor Corp.(a)	710	57,943
Oracle Corp.	802	104,156
Palantir Technologies, Inc., Class A(a)	1,005	123,675
Palo Alto Networks, Inc.(a)	343	113,818
Qnity Electronics, Inc.	37	4,854
QUALCOMM, Inc.	486	71,738
Rambus, Inc.(a)	98	8,921
Salesforce, Inc.	400	73,608
Seagate Technology Holdings PLC	110	94,174
ServiceNow, Inc.(a)	690	76,749
Snowflake, Inc.(a)	86	25,222
Strategy, Inc., Class A(a)	112	10,447
Super Micro Computer, Inc.(a)	1,080	30,672
Synopsys, Inc.(a)	49	19,049
TE Connectivity PLC, NVS	283	58,210
Teledyne Technologies, Inc.(a)	508	333,030
Teradyne, Inc.	210	77,215
Texas Instruments, Inc.	538	148,348
Western Digital Corp.	230	125,313
		13,099,657
Security	Shares	Value
Materials — 1.4%
Coeur Mining, Inc.	1,352	$20,158
CRH PLC	188	17,862
Element Solutions, Inc.	234	8,595
Freeport-McMoRan, Inc.	2,297	143,861
James Hardie Industries PLC(a)	1,451	38,147
Linde PLC	123	58,841
Newmont Corp.	738	69,158
PPG Industries, Inc.	137	15,141
Sherwin-Williams Co.(The)	271	92,370
		464,133
Real Estate — 0.4%
Alexandria Real Estate Equities, Inc.	324	16,670
Healthpeak Properties, Inc.	275	6,003
Lineage, Inc.	1,346	57,030
Rexford Industrial Realty, Inc.	1,313	49,592
		129,295
Utilities — 1.2%
Constellation Energy Corp.	107	28,114
Dominion Energy, Inc.	1,599	110,603
NextEra Energy, Inc.	1,391	120,906
NRG Energy, Inc.	114	15,309
Sempra	630	55,786
Vistra Corp.	630	93,360
		424,078
Total Long-Term Investments — 99.8% (Cost: $28,379,858)		34,316,243
Short-Term Securities
Money Market Funds — 0.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.81%(c)(d)(e)	240,562	240,634
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.65%(c)(d)	30,000	30,000
Total Short-Term Securities — 0.8% (Cost: $270,628)		270,634
Total Investments — 100.6% (Cost: $28,650,486)		34,586,877
Liabilities in Excess of Other Assets — (0.6)%		(216,470)
Net Assets — 100.0%		$34,370,407

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Schedule of Investments

Schedule of Investments (continued)
July 31, 2026
iShares U.S. Industry Rotation Active ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/26	Shares Held at 07/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$968,934	$—	$(728,323)(a)	$18	$5	$240,634	240,562	$2,330 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	60,000	—	(30,000)(a)	—	—	30,000	30,000	5,756	—
				$18	$5	$270,634		$8,086	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$34,316,243	$—	$—	$34,316,243
Short-Term Securities
Money Market Funds	270,634	—	—	270,634
	$34,586,877	$—	$—	$34,586,877
See notes to financial statements.

2026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments
July 31, 2026
iShares U.S. Thematic Rotation Active ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 4.7%
Boeing Co. (The)(a)	39,297	$8,493,654
General Electric Co.	66,741	24,031,432
Honeywell Aerospace, Inc., NVS(a)	43,212	8,933,649
Kratos Defense & Security Solutions, Inc.(a)	30	1,398
Lockheed Martin Corp.	111,272	64,842,645
Northrop Grumman Corp.	146,060	79,234,629
RTX Corp.	539,457	116,101,935
		301,639,342
Air Freight & Logistics — 0.3%
CH Robinson Worldwide, Inc.	10,864	1,604,939
Expeditors International of Washington, Inc.	77,456	13,004,088
FedEx Corp.	24,649	7,577,102
		22,186,129
Automobiles — 1.6%
Tesla, Inc.(a)	337,990	105,185,868
Banks — 4.8%
Bank of America Corp.	979,997	60,710,814
Citigroup, Inc.	240,873	31,903,629
JPMorgan Chase & Co.	611,561	215,141,044
		307,755,487
Beverages — 0.5%
Coca-Cola Co.(The)	334,631	29,310,329
Biotechnology — 0.3%
Biogen, Inc.(a)	56,066	11,378,595
Gilead Sciences, Inc.	37,169	4,839,775
Moderna, Inc.(a)	109,525	6,004,161
		22,222,531
Broadline Retail — 5.7%
Amazon.com, Inc.(a)	1,354,222	367,779,611
PDD Holdings, Inc., ADR(a)(b)	144	12,752
		367,792,363
Building Products — 0.0%
Builders FirstSource, Inc.(a)	10	664
Johnson Controls International PLC	12,374	1,814,771
		1,815,435
Capital Markets — 2.2%
Blackstone, Inc., NVS	11	1,405
Cboe Global Markets, Inc.	8,021	2,488,355
Charles Schwab Corp.(The)	21,369	2,248,874
CME Group, Inc.	101,626	27,214,427
Goldman Sachs Group, Inc.(The)	47,844	48,723,373
Interactive Brokers Group, Inc., Class A	42,735	3,760,253
Moody's Corp.	24,746	11,837,991
Morgan Stanley	226,558	47,672,334
S&P Global, Inc.	36	14,829
		143,961,841
Chemicals — 0.3%
Albemarle Corp.	36,796	4,328,682
CF Industries Holdings, Inc.	60	7,511
Dow, Inc.	168,145	5,093,112
LyondellBasell Industries NV, Class A	162,148	10,066,148
		19,495,453
Commercial Services & Supplies — 0.3%
Cintas Corp.	11	2,251
Clean Harbors, Inc.(a)	28,337	8,866,080
Republic Services, Inc., Class A	40,398	8,505,799
Security	Shares	Value
Commercial Services & Supplies (continued)
Veralto Corp.	46,058	$4,337,282
		21,711,412
Communications Equipment — 2.5%
Ciena Corp.(a)	38,156	14,386,720
Cisco Systems, Inc.	902,194	104,645,482
F5, Inc.(a)	48,631	19,577,382
Lumentum Holdings, Inc.(a)	28,469	20,325,158
Viavi Solutions, Inc.(a)	27,257	1,007,146
		159,941,888
Construction & Engineering — 0.2%
Dycom Industries, Inc.(a)	5	2,005
EMCOR Group, Inc.	19,243	15,344,946
		15,346,951
Consumer Staples Distribution & Retail — 3.1%
Albertsons Companies, Inc., Class A	187	2,165
Costco Wholesale Corp.	13,482	12,833,381
Dollar General Corp.	88,098	11,192,851
Dollar Tree, Inc.(a)	94,248	11,989,288
Kroger Co.(The)	356,959	20,610,813
Sprouts Farmers Market, Inc.(a)	22	1,917
Target Corp.	85,951	12,419,060
Walmart, Inc.	1,177,589	130,947,897
		199,997,372
Diversified Telecommunication Services — 0.8%
Comcast Corp., Class A	180	4,313
Space Exploration Technologies Corp., Class A(a)(b)	288,383	31,252,066
Verizon Communications, Inc.	462,202	21,635,675
		52,892,054
Electric Utilities — 0.8%
NextEra Energy, Inc.	584,333	50,790,224
Oklo, Inc., Class A(a)	15	583
		50,790,807
Electrical Equipment — 0.4%
AMETEK, Inc.	13,926	3,366,054
Bloom Energy Corp., Class A(a)	5,857	1,205,429
Eaton Corp. PLC	51	21,175
Emerson Electric Co.	13,388	2,005,790
GE Vernova, Inc.	3,542	3,507,607
Hubbell, Inc., Class B	3,080	1,455,454
Innio NV(a)	256,674	6,267,979
nVent Electric PLC	10,265	1,579,065
Regal Rexnord Corp.	17,181	3,526,057
		22,934,610
Electronic Equipment, Instruments & Components — 0.9%
Amphenol Corp., Class A	114,517	18,402,882
Corning, Inc.	6,470	894,478
Flex Ltd.(a)	11,235	1,277,981
Jabil, Inc.	48,789	15,370,975
Keysight Technologies, Inc.(a)	19,474	6,213,764
Ralliant Corp.	28	1,830
TD SYNNEX Corp.	51,122	13,071,895
TE Connectivity PLC, NVS	9,699	1,994,987
Vishay Intertechnology, Inc.	38,304	1,310,763
Vontier Corp.	44	1,414
		58,540,969
Energy Equipment & Services — 0.4%
Halliburton Co.	339,035	10,933,879
SLB Ltd.	139,840	6,934,665
Tidewater, Inc.(a)	63,012	4,729,681
		22,598,225
Schedule of Investments

Schedule of Investments (continued)
July 31, 2026
iShares U.S. Thematic Rotation Active ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Entertainment — 0.1%
Liberty Live Holdings, Inc., Class A(a)	18,085	$1,713,011
Liberty Live Holdings, Inc., Class C, NVS(a)	26,426	2,605,604
Liberty Media Corp.-Liberty Formula One, Class C, NVS(a)	22	2,159
Take-Two Interactive Software, Inc.(a)	72	17,490
		4,338,264
Financial Services — 2.4%
Berkshire Hathaway, Inc., Class B(a)	75,018	38,374,708
Block, Inc.(a)	28	2,275
PayPal Holdings, Inc.	55	3,146
Shift4 Payments, Inc., Class A(a)(b)	33	1,749
Visa, Inc., Class A	315,319	115,447,745
		153,829,623
Food Products — 0.1%
Bunge Global SA	39,684	4,215,631
Darling Ingredients, Inc.(a)	29,136	1,766,807
		5,982,438
Ground Transportation — 0.0%
Fedex Freight Holding Co., Inc., NVS(a)	51	7,167
Norfolk Southern Corp.	4,785	1,605,272
		1,612,439
Health Care Equipment & Supplies — 0.3%
Boston Scientific Corp.(a)	260,139	12,156,296
Edwards Lifesciences Corp.(a)	20	1,721
Merit Medical Systems, Inc.(a)	22	1,870
Solventum Corp.(a)	64,524	5,512,931
Zimmer Biomet Holdings, Inc.	14	1,315
		17,674,133
Health Care Providers & Services — 1.9%
Cardinal Health, Inc.	91,346	21,012,320
Elevance Health, Inc.	37,424	14,065,436
HCA Healthcare, Inc.	28,543	11,491,126
McKesson Corp.	23,776	20,356,774
Tenet Healthcare Corp.(a)	21,073	5,368,979
UnitedHealth Group, Inc.	122,335	50,695,624
		122,990,259
Hotels, Restaurants & Leisure — 0.0%
Boyd Gaming Corp.	33	2,807
Viking Holdings Ltd.(a)	10	1,044
Wynn Resorts Ltd.	20	1,986
		5,837
Household Durables — 0.0%
Champion Homes, Inc.(a)	510	40,601
Lennar Corp., Class A	35,310	2,907,779
		2,948,380
Household Products — 1.6%
Procter & Gamble Co.(The)	720,316	104,078,459
Industrial Conglomerates — 1.2%
3M Co.	357,247	62,975,501
Honeywell International, Inc.	60,503	14,705,254
		77,680,755
Insurance — 1.3%
Allstate Corp.(The)	90,639	23,935,947
Arch Capital Group Ltd.(a)	152,199	15,300,565
Chubb Ltd.	27,175	9,529,729
Globe Life, Inc.	15	2,734
Hartford Insurance Group, Inc.	24,231	3,438,621
Loews Corp.	21	2,436
Marsh & McLennan Companies, Inc.	10	1,897
Security	Shares	Value
Insurance (continued)
MetLife, Inc.	14	$1,346
RenaissanceRe Holdings Ltd.	17,260	5,522,855
Travelers Companies, Inc.(The)	65,056	24,354,364
		82,090,494
Interactive Media & Services — 7.8%
Alphabet, Inc., Class A	788,242	280,716,624
Alphabet, Inc., Class C, NVS	393,717	140,419,168
Meta Platforms, Inc., Class A	146,009	81,284,670
		502,420,462
IT Services — 0.8%
Accenture PLC, Class A	72	11,946
Akamai Technologies, Inc.(a)	62,662	7,217,409
Amdocs Ltd.	10	557
DXC Technology Co.(a)	121	1,360
International Business Machines Corp.	187,309	41,891,658
Quantinuum, Inc.(a)	74,829	3,846,959
		52,969,889
Leisure Products — 0.0%
Mattel, Inc.(a)	110	1,660
Life Sciences Tools & Services — 0.5%
Illumina, Inc.(a)	15,323	3,142,747
IQVIA Holdings, Inc.(a)	36,646	8,612,543
Thermo Fisher Scientific, Inc.	30,244	17,369,129
		29,124,419
Machinery — 3.1%
Caterpillar, Inc.	170,203	138,683,106
CNH Industrial NV	255	2,614
Deere & Co.	28,932	17,147,128
Donaldson Co., Inc.	25	2,356
Illinois Tool Works, Inc.	10	2,869
Ingersoll Rand, Inc.	36,948	3,080,724
Middleby Corp. (The)(a)	10	1,336
Midera Food Processing, Inc.(a)	10	480
Mueller Industries, Inc.	443,126	29,427,998
Otis Worldwide Corp.	10	720
PACCAR, Inc.	10	1,327
Parker-Hannifin Corp.	15,827	15,455,540
		203,806,198
Media — 0.1%
Charter Communications, Inc., Class A(a)	84	12,178
EchoStar Corp., Class A(a)(b)	73,521	6,182,381
Fox Corp., Class A, NVS	55,855	3,252,437
Paramount Skydance Corp., Class B, NVS(b)	75	597
		9,447,593
Metals & Mining — 0.8%
Alcoa Corp.	266,866	12,078,355
Anglogold Ashanti PLC	60	4,759
Coeur Mining, Inc.	76,115	1,134,875
Commercial Metals Co.	14	962
Freeport-McMoRan, Inc.	222,631	13,943,379
Hecla Mining Co.	75	1,059
MP Materials Corp.(a)(b)	105,698	4,372,726
Newmont Corp.	246,356	23,086,021
Royal Gold, Inc.	11	2,182
		54,624,318
Multi-Utilities — 0.0%
CMS Energy Corp.	21	1,512
Oil, Gas & Consumable Fuels — 3.6%
APA Corp.	46,287	1,727,431

2026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2026
iShares U.S. Thematic Rotation Active ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Centrus Energy Corp., Class A(a)(b)	13	$2,300
Cheniere Energy, Inc.	39,053	10,293,199
Chevron Corp.	311,107	61,235,191
ConocoPhillips	84	10,120
Expand Energy Corp.	17	1,598
ExxonMobil Holdings Corp.	929,802	144,528,423
HF Sinclair Corp.	89,697	8,204,585
Marathon Petroleum Corp.	12	3,798
Permian Resources Corp., Class A	319,875	6,816,536
		232,823,181
Passenger Airlines — 0.0%
Southwest Airlines Co.	49	2,204
Pharmaceuticals — 4.3%
Bristol-Myers Squibb Co.	75,697	4,943,771
Eli Lilly & Co.	34,060	39,129,491
Johnson & Johnson	532,880	136,603,788
Merck & Co., Inc.	18,391	2,394,508
Pfizer, Inc.	3,899,038	97,514,940
		280,586,498
Professional Services — 0.6%
ExlService Holdings, Inc.(a)	30	1,018
Jacobs Solutions, Inc., NVS	85,951	11,597,368
Mobility Global, Inc.(a)	36	734
Paychex, Inc.	22	2,570
Paycom Software, Inc.	11	1,804
SS&C Technologies Holdings, Inc.	350,487	27,005,023
		38,608,517
Semiconductors & Semiconductor Equipment — 18.7%
Advanced Micro Devices, Inc.(a)	179,010	85,235,611
Applied Materials, Inc.	211,735	107,491,507
AXT, Inc.(a)	34,279	2,071,480
Broadcom, Inc.	454,795	177,042,598
Cirrus Logic, Inc.(a)	42,286	5,469,694
Enphase Energy, Inc.(a)	1,428	53,607
First Solar, Inc.(a)	51	10,763
Intel Corp.(a)	671,997	60,614,129
KLA Corp.	137,914	25,213,437
Lam Research Corp.	145,606	42,665,470
Marvell Technology, Inc.	21,880	4,103,813
MaxLinear, Inc.(a)	55,440	3,704,501
Micron Technology, Inc.	168,722	138,863,268
Nvidia Corp.	2,421,604	486,137,003
Qorvo, Inc.(a)	63,789	5,777,370
QUALCOMM, Inc.	230,294	33,993,697
Rambus, Inc.(a)	22	2,003
Silicon Laboratories, Inc.(a)	37,733	8,206,927
SiTime Corp.(a)	6,623	3,544,630
Skyworks Solutions, Inc.	53,384	3,324,756
Texas Instruments, Inc.	60,568	16,701,020
		1,210,227,284
Software — 8.5%
ACI Worldwide, Inc.(a)	21	1,204
Adobe, Inc.(a)	78,441	19,642,411
Appfolio, Inc., Class A(a)	13	2,342
Box, Inc., Class A(a)	70	2,208
Check Point Software Technologies Ltd.(a)(b)	391,989	49,833,562
Crowdstrike Holdings, Inc., Class A(a)	20,700	3,950,802
Fortinet, Inc.(a)	81,664	13,225,485
Microsoft Corp.	901,841	419,103,550
Nebius Group NV, Class A(a)(b)	14,400	2,741,904
Security	Shares	Value
Software (continued)
Palantir Technologies, Inc., Class A(a)	98,846	$12,163,989
Palo Alto Networks, Inc.(a)	79,916	26,518,526
PTC, Inc.(a)	7	960
Salesforce, Inc.	14	2,576
Strategy, Inc., Class A(a)	21	1,959
		547,191,478
Specialty Retail — 2.4%
Gap, Inc.(The)	35	703
Home Depot, Inc.(The)	188,921	62,714,215
Lowe's Companies, Inc.	22,526	4,681,128
Murphy USA, Inc.	4,281	2,601,821
O'Reilly Automotive, Inc.(a)	49,286	4,403,704
Ross Stores, Inc.	54,012	13,560,793
TJX Companies, Inc.(The)	441,427	69,454,124
		157,416,488
Technology Hardware, Storage & Peripherals — 9.4%
Apple, Inc.	1,710,972	528,536,360
Dell Technologies, Inc., Class C	29,986	12,155,425
Hewlett Packard Enterprise Co.	43,714	2,093,901
HP, Inc.	102	2,781
Sandisk Corp.(a)	25,751	31,283,087
Seagate Technology Holdings PLC	33,544	28,718,025
Western Digital Corp.	16,221	8,837,850
		611,627,429
Textiles, Apparel & Luxury Goods — 0.1%
Crocs, Inc.(a)	23,762	3,041,774
Deckers Outdoor Corp.(a)	21	2,034
NIKE, Inc., Class B	94,163	3,927,539
Tapestry, Inc.	24	3,657
		6,975,004
Tobacco — 0.0%
Philip Morris International, Inc.	11	2,099
Trading Companies & Distributors — 0.0%
QXO, Inc.(a)	35	466
Wireless Telecommunication Services — 0.0%
T-Mobile USA, Inc.	5	864
Total Long-Term Investments — 99.4% (Cost: $5,747,912,457)		6,437,207,710
Short-Term Securities
Money Market Funds — 1.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.81%(c)(d)(e)	36,491,140	36,502,088
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.65%(c)(d)	33,220,000	33,220,000
Total Short-Term Securities — 1.1% (Cost: $69,722,075)		69,722,088
Total Investments — 100.5% (Cost: $5,817,634,532)		6,506,929,798
Liabilities in Excess of Other Assets — (0.5)%		(32,560,046)
Net Assets — 100.0%		$6,474,369,752

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
Schedule of Investments

Schedule of Investments (continued)
July 31, 2026
iShares U.S. Thematic Rotation Active ETF

(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/26	Shares Held at 07/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$10,734,173	$25,773,837 (a)	$—	$(5,935)	$13	$36,502,088	36,491,140	$113,367 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	90,450,000	—	(57,230,000)(a)	—	—	33,220,000	33,220,000	3,664,492	—
				$(5,935)	$13	$69,722,088		$3,777,859	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	84	09/18/26	$31,581	$(24,512)
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities—Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$24,512	$—	$—	$—	$24,512

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended July 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$(586,481)	$—	$—	$—	$(586,481)
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$(27,923)	$—	$—	$—	$(27,923)

2026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2026
iShares U.S. Thematic Rotation Active ETF

Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$53,237,635
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$6,437,207,710	$—	$—	$6,437,207,710
Short-Term Securities
Money Market Funds	69,722,088	—	—	69,722,088
	$6,506,929,798	$—	$—	$6,506,929,798
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(24,512)	$—	$—	$(24,512)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
Schedule of Investments

Schedule of Investments
July 31, 2026
iShares World ex U.S. Carbon Transition Readiness Aware Active ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 5.4%
ANZ Group Holdings Ltd.	16,828	$439,801
BHP Group Ltd.	56,984	2,401,907
Brambles Ltd.	66,426	911,876
Commonwealth Bank of Australia	21,734	2,716,855
CSL Ltd.	664	57,410
Fortescue Ltd.	35,999	467,132
Lottery Corp. Ltd.(The)	42,308	165,762
Lynas Rare Earths Ltd.(a)(b)	16,505	161,993
Macquarie Group Ltd.	11,814	2,097,206
National Australia Bank Ltd.	27,909	808,132
PLS Group Ltd.(a)	29,044	84,391
QBE Insurance Group Ltd.	13,416	232,697
REA Group Ltd.	2,768	312,602
Santos Ltd.	22,950	127,459
Suncorp Group Ltd.	35,968	483,940
Telstra Group Ltd.	161,927	571,663
Transurban Group	148,875	1,546,031
Westpac Banking Corp.	57,219	1,517,292
Woodside Energy Group Ltd.	16,643	389,528
		15,493,677
Austria — 0.2%
Erste Group Bank AG	2,856	373,345
Verbund AG	2,873	197,200
		570,545
Belgium — 0.5%
Anheuser-Busch InBev SA/NV	6,416	557,255
UCB SA	2,868	736,168
		1,293,423
Canada — 13.0%
Alimentation Couche-Tard, Inc.	16,762	1,088,212
Bank of Montreal	17,799	3,192,863
Bank of Nova Scotia(The)	23,908	2,097,205
BCE, Inc.	7,294	158,227
Bombardier, Inc., Class B(a)	1,616	389,334
Brookfield Corp., Class A	6,906	293,512
Brookfield Renewable Corp.	10,444	348,518
CAE, Inc.(a)	7,414	191,240
Cameco Corp.	1,127	97,260
Canadian Imperial Bank of Commerce/New York	19,457	2,304,555
Canadian Tire Corp. Ltd., Class A, NVS	1,581	230,747
Celestica, Inc.(a)	1,876	620,765
Element Fleet Management Corp.	7,279	163,354
Enbridge, Inc.	60,765	3,306,455
Franco-Nevada Corp.	8,704	1,851,754
Intact Financial Corp.	8,176	1,605,339
Lundin Gold, Inc.	3,071	171,946
Manulife Financial Corp.	40,861	1,814,749
National Bank of Canada	8,198	1,326,031
Pan American Silver Corp.	24,637	1,060,805
Power Corp. of Canada	5,287	361,304
Restaurant Brands International, Inc.	3,311	244,880
Royal Bank of Canada	29,873	6,252,478
Shopify, Inc., Class A(a)	10,834	1,268,842
Stantec, Inc.	10,027	707,616
Sun Life Financial, Inc.	1,186	98,401
Teck Resources Ltd., Class B	6,764	407,041
TELUS Corp.	7,166	68,396
Toronto-Dominion Bank(The)	21,969	2,633,428
Wheaton Precious Metals Corp.	17,294	1,881,078
Whitecap Resources, Inc.	8,243	97,257
Security	Shares	Value
Canada (continued)
WSP Global, Inc.	5,731	$700,181
		37,033,773
Denmark — 1.6%
Carlsberg A/S, Class B	1,894	278,900
DSV A/S	1,299	280,741
Genmab A/S(a)	1,846	531,350
Novo Nordisk A/S, Class B	34,718	1,642,216
Novonesis Novozymes B, Class B	7,081	460,997
Orsted A/S(a)(c)	22,509	501,846
Rockwool A/S, Class B	6,428	205,381
Vestas Wind Systems A/S	22,294	600,098
		4,501,529
Finland — 1.1%
Fortum OYJ	19,459	442,376
Kesko OYJ, Class B	4,502	112,178
Kone OYJ, Class B	10,985	633,801
Neste OYJ	9,420	333,829
Nokia OYJ	49,925	461,453
Sampo OYJ, Class A	26,507	293,479
Stora Enso OYJ, Class R	57,910	665,940
Wartsila OYJ Abp	3,965	134,462
		3,077,518
France — 8.8%
Airbus SE	9,234	2,167,760
Alstom SA(a)	2,282	42,276
Amundi SA(c)	7,037	768,929
ArcelorMittal SA	2,732	192,981
AXA SA	3,140	162,745
BioMerieux	2,349	187,234
Capgemini SE	918	109,114
Carrefour SA	15,964	292,971
Covivio SA/France	1,817	110,923
Credit Agricole SA	5,661	126,498
Dassault Systemes SE	39,375	916,059
Engie SA	83,926	2,616,066
Gecina SA	3,114	269,775
Getlink SE	3,949	84,243
Hermes International SCA	586	1,038,318
Kering SA	381	125,758
Klepierre SA	18,657	847,420
Legrand SA	3,762	571,934
L'Oreal SA	3,692	1,644,399
LVMH Moet Hennessy Louis Vuitton SE	2,024	1,111,449
Pernod Ricard SA	728	56,735
Publicis Groupe SA	788	84,104
Rexel SA	8,129	337,319
Safran SA	1,296	509,304
Sanofi SA	35,215	3,032,422
Schneider Electric SE	10,115	3,398,491
Societe Generale SA	7,780	731,294
Sodexo SA	3,452	226,992
STMicroelectronics NV	4,511	240,970
Thales SA	643	183,050
TotalEnergies SE	28,981	2,554,978
Unibail-Rodamco-Westfield, New	2,538	309,226
Vinci SA	539	76,103
		25,127,840
Germany — 8.3%
adidas AG	4,281	792,084
Allianz SE, Registered	3,550	1,768,262
Bayer AG, Registered	3,418	189,684

2026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2026
iShares World ex U.S. Carbon Transition Readiness Aware Active ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Germany (continued)
Bayerische Motoren Werke AG	20,672	$1,416,930
Commerzbank AG	29,076	1,268,121
Deutsche Bank AG, Registered	33,125	1,219,198
Deutsche Post AG, Registered	21,865	1,460,620
Evonik Industries AG	6,025	121,884
GEA Group AG	29,441	2,091,533
Heidelberg Materials AG	258	48,031
Infineon Technologies AG	5,649	405,392
Knorr-Bremse AG	10,073	1,198,039
Mercedes-Benz Group AG	16,401	886,788
MTU Aero Engines AG	311	130,396
Rheinmetall AG	283	374,111
SAP SE	19,112	3,503,136
Siemens AG, Registered	9,802	3,211,590
Siemens Energy AG(a)	11,555	1,974,091
Siemens Healthineers AG(c)	12,011	511,483
Symrise AG, Class A	4,331	444,447
Talanx AG(a)	1,635	217,315
Zalando SE(a)(c)	12,026	392,230
		23,625,365
Hong Kong — 1.7%
AIA Group Ltd.	303,400	3,058,542
Futu Holdings Ltd., ADR	766	80,522
Link REIT	40,300	200,875
MTR Corp. Ltd.(b)	105,500	445,122
Sands China Ltd.	223,200	418,567
SITC International Holdings Co. Ltd.	11,000	55,460
Sun Hung Kai Properties Ltd.	38,500	604,252
		4,863,340
Ireland — 0.6%
AIB Group PLC	49,223	585,439
Bank of Ireland Group PLC	34,660	727,856
Kingspan Group PLC	4,380	407,094
		1,720,389
Israel — 0.6%
Bank Hapoalim BM	13,667	331,807
Bank Leumi Le-Israel BM	14,220	335,995
Elbit Systems Ltd.	218	176,107
Enlight Renewable Energy Ltd.(a)	2,078	176,359
Harel Insurance Investments & Financial Services Ltd.	853	48,900
Phoenix Financial Ltd.	6,243	350,042
Teva Pharmaceutical Industries Ltd., ADR(a)(b)	10,017	350,695
		1,769,905
Italy — 2.4%
Eni SpA	90,961	2,530,233
Generali	5,018	254,308
Intesa Sanpaolo SpA	389,594	2,945,060
Leonardo SpA	4,240	270,234
Moncler SpA	6,901	392,520
Prysmian SpA	702	96,871
Snam SpA	26,449	179,346
Telecom Italia SpA/Milano(a)	32,628	277,072
UniCredit SpA	589	55,550
		7,001,194
Japan — 20.9%
Advantest Corp.	12,500	2,469,774
Aeon Co. Ltd.	33,300	285,705
Ajinomoto Co., Inc.	14,500	447,156
ANA Holdings, Inc.	6,800	132,816
Asahi Group Holdings Ltd.	51,300	535,377
Asahi Kasei Corp.	94,900	1,013,052
Security	Shares	Value
Japan (continued)
Asics Corp.	36,300	$1,070,284
Astellas Pharma, Inc.	115,300	1,583,623
Bandai Namco Holdings, Inc.	12,700	367,909
Capcom Co. Ltd.	7,600	190,915
Chugai Pharmaceutical Co. Ltd.	17,400	755,009
Daifuku Co. Ltd.	14,200	523,074
Daiichi Life Group, Inc.	57,000	687,270
Daiichi Sankyo Co. Ltd.	40,800	659,390
Daikin Industries Ltd.	700	101,398
Daiwa House Industry Co. Ltd.	60,200	1,767,866
Daiwa Securities Group, Inc.	7,000	78,306
Denso Corp.	73,700	904,955
Disco Corp.	700	250,204
FANUC Corp.	6,100	245,802
Fast Retailing Co. Ltd.	1,700	832,438
FUJIFILM Holdings Corp.	75,400	1,774,888
Fujikura Ltd.	13,000	329,892
Fujitsu Ltd.	24,000	553,183
Furukawa Electric Co. Ltd.	8,100	154,564
Hitachi Ltd.	99,300	3,254,114
Honda Motor Co. Ltd.	44,300	446,527
Ibiden Co. Ltd.	2,000	200,086
Idemitsu Kosan Co. Ltd.	19,200	157,181
IHI Corp.	19,300	337,460
Inpex Corp.	34,400	792,874
Isuzu Motors Ltd.	2,300	34,315
Japan Post Bank Co. Ltd.	12,200	235,889
JX Advanced Metals Corp.	2,600	60,237
Kajima Corp.	10,500	350,849
Kao Corp.	77,400	1,591,039
Kawasaki Heavy Industries Ltd.	7,000	119,593
Kawasaki Kisen Kaisha Ltd.	52,900	942,616
KDDI Corp.	12,000	221,085
Keyence Corp.	1,000	501,587
Kioxia Holdings Corp.(a)	2,500	696,841
Kirin Holdings Co. Ltd.	12,900	238,647
Komatsu Ltd.	17,000	737,634
Kubota Corp.	53,000	899,171
Kyowa Kirin Co. Ltd.	20,500	329,077
Lasertec Corp.	900	206,759
LY Corp.	62,400	173,862
Makita Corp.	5,800	186,820
Marubeni Corp.	700	22,624
Mitsubishi Corp.	17,600	526,113
Mitsubishi Electric Corp.	13,400	482,709
Mitsubishi Estate Co. Ltd.	14,000	339,880
Mitsubishi Heavy Industries Ltd.	47,600	1,112,047
Mitsubishi UFJ Financial Group, Inc.	92,400	2,063,892
Mitsui & Co. Ltd.	25,500	782,449
Mitsui Kinzoku Co. Ltd.	400	75,309
Mitsui OSK Lines Ltd.	8,800	325,089
Mizuho Financial Group, Inc.	7,700	399,200
Murata Manufacturing Co. Ltd.	12,100	551,328
NEC Corp.	23,700	704,332
Nintendo Co. Ltd.	6,900	329,145
Nitto Denko Corp.	25,100	530,022
Nomura Holdings, Inc.	105,300	1,018,724
Nomura Research Institute Ltd.	8,800	260,335
Olympus Corp.	60,300	689,191
Panasonic Holdings Corp.	12,000	317,310
Rakuten Group, Inc.(a)	17,700	92,290
Recruit Holdings Co. Ltd.	14,200	1,122,948
Schedule of Investments

Schedule of Investments (continued)
July 31, 2026
iShares World ex U.S. Carbon Transition Readiness Aware Active ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Renesas Electronics Corp.	24,400	$489,068
Resona Holdings, Inc.	5,300	71,872
Resonac Holdings Corp.	500	41,650
SCREEN Holdings Co. Ltd.	7,000	533,992
Secom Co. Ltd.	14,900	641,833
Shiseido Co. Ltd.	30,300	598,535
SMC Corp.	100	43,206
SoftBank Corp.	429,200	602,416
SoftBank Group Corp.	45,500	1,417,210
Sony Group Corp.	58,900	1,376,426
Subaru Corp.	7,000	119,157
Sumitomo Corp.	4,500	46,710
Sumitomo Electric Industries Ltd.	44,700	591,609
Sumitomo Metal Mining Co. Ltd.	18,300	919,857
Sumitomo Mitsui Financial Group, Inc.	36,500	1,568,365
Suzuki Motor Corp.	25,100	327,644
Taisei Corp.	3,800	307,809
TDK Corp.	10,500	201,899
Terumo Corp.	27,200	399,021
Tokio Marine Holdings, Inc.	18,100	922,491
Tokyo Electron Ltd.	6,600	2,206,625
Toray Industries, Inc.	195,300	1,402,889
Toyota Motor Corp.	104,500	1,977,627
Toyota Tsusho Corp.	10,300	427,505
Yokogawa Electric Corp.	11,100	395,878
		59,805,344
Netherlands — 5.5%
Akzo Nobel NV	2,596	181,830
ASML Holding NV	4,675	7,704,142
BE Semiconductor Industries NV	499	114,430
ING Groep NV	55,114	1,936,791
InPost SA(a)	6,561	117,019
Koninklijke KPN NV	422,484	1,994,902
Koninklijke Philips NV	58,231	1,534,261
Nebius Group NV, Class A(a)(b)	2,056	391,483
Prosus NV	32,633	1,516,547
Wolters Kluwer NV	2,654	208,362
		15,699,767
New Zealand — 0.1%
Fisher & Paykel Healthcare Corp. Ltd., Class C	5,982	143,070
Meridian Energy Ltd.	83,644	280,482
		423,552
Norway — 1.3%
Aker BP ASA	1,097	39,113
Equinor ASA	2,404	98,686
Kongsberg Gruppen ASA	4,036	126,137
Mowi ASA	27,160	581,638
Norsk Hydro ASA	43,080	397,371
Orkla ASA	204,091	2,267,031
Salmar ASA	2,186	119,177
		3,629,153
Portugal — 0.8%
EDP SA	376,720	1,939,845
Jeronimo Martins SGPS SA	21,881	438,821
		2,378,666
Singapore — 0.4%
DBS Group Holdings Ltd.	8,770	506,000
Grab Holdings Ltd., Class A(a)(b)	26,144	91,504
Keppel Ltd.	44,300	395,642
Singapore Technologies Engineering Ltd.	13,000	102,151
Security	Shares	Value
Singapore (continued)
Yangzijiang Shipbuilding Holdings Ltd.	20,300	$61,966
		1,157,263
Spain — 3.2%
Amadeus IT Group SA	2,395	147,812
Banco Santander SA	239,658	3,408,480
Cellnex Telecom SA(c)	22,890	711,056
Iberdrola SA	109,385	2,598,286
Indra Sistemas SA	854	56,148
Industria de Diseno Textil SA	31,193	2,035,768
Repsol SA	7,540	230,128
Telefonica SA	9,217	38,054
		9,225,732
Sweden — 2.9%
AddTech AB, Class B	5,398	196,412
Alfa Laval AB	28,256	1,672,135
Assa Abloy AB, Class B	1,730	64,193
Atlas Copco AB, Class A	11,440	241,725
Boliden AB	15,550	782,438
EQT AB	62,446	2,121,026
Investment AB Latour, Class B	29,398	620,182
Millicom International Cellular SA	526	50,223
Saab AB, Class B	8,597	540,216
SKF AB, Class B	9,896	267,858
Spotify Technology SA(a)	1,539	769,408
Swedish Orphan Biovitrum AB(a)	5,306	262,945
Telefonaktiebolaget LM Ericsson, Class B	73,488	722,878
		8,311,639
Switzerland — 7.6%
ABB Ltd., Registered	12,324	1,215,872
Barry Callebaut AG, Registered	143	199,231
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	10	115,421
Givaudan SA, Registered	729	2,913,706
Holcim AG	2,135	193,910
Julius Baer Group Ltd.	1,615	141,992
Kuehne + Nagel International AG, Registered	3,963	1,009,224
Logitech International SA, Registered	3,595	367,158
Nestle SA, Registered	34,043	3,402,631
Novartis AG, Registered	29,438	4,603,861
Roche Holding AG, NVS	2,521	1,101,910
Sonova Holding AG, Registered	3,372	918,714
Swatch Group AG (The), Bearer	1,184	264,715
Swiss Life Holding AG, Registered	1,865	2,200,696
Swisscom AG, Registered	184	141,394
UBS Group AG, Registered	53,256	2,814,986
Zurich Insurance Group AG	286	217,854
		21,823,275
United Kingdom — 11.2%
3i Group PLC	14,382	553,675
Admiral Group PLC	33,498	1,698,096
Antofagasta PLC	4,664	232,457
AstraZeneca PLC	20,689	3,519,412
Aviva PLC	40,955	383,306
BAE Systems PLC	38,807	1,098,600
Barclays PLC	176,520	1,213,317
BP PLC	246,453	1,851,643
BT Group PLC	54,854	148,525
Centrica PLC	159,553	333,308
Coca-Cola HBC AG, Class DI	4,794	323,259
Compass Group PLC	23,645	750,867
Diageo PLC	25,366	557,249

2026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2026
iShares World ex U.S. Carbon Transition Readiness Aware Active ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United Kingdom (continued)
Experian PLC	980	$36,975
Glencore PLC	112,358	827,556
GSK PLC	62,464	1,624,242
Haleon PLC	13,558	66,374
HSBC Holdings PLC	196,429	4,183,016
Informa PLC	53,663	642,863
J Sainsbury PLC	119,624	576,864
Legal & General Group PLC	148,630	603,491
Lloyds Banking Group PLC	1,039,544	1,606,735
London Stock Exchange Group PLC	4,673	525,678
M&G PLC	23,280	112,459
National Grid PLC	3,042	48,690
NatWest Group PLC, NVS	150,227	1,417,036
Pearson PLC	4,834	81,572
Reckitt Benckiser Group PLC	3,177	224,224
RELX PLC	26,373	927,590
Rolls-Royce Holdings PLC	64,594	1,288,628
Schroders PLC	29,459	233,669
Shell PLC	51,778	2,369,967
Smith & Nephew PLC	3,590	56,158
SSE PLC	18,449	582,867
Tesco PLC	95,704	629,939
Unilever PLC	10,033	638,376
Wise Group PLC, Class A(a)	5,405	64,557
		32,033,240
Total Common Stocks — 98.1% (Cost: $233,075,657)		280,566,129
Preferred Stocks
Germany — 0.0%
Henkel AG & Co. KGaA, Preference Shares, NVS	1,086	94,676
Total Preferred Stocks — 0.0% (Cost: $87,663)		94,676
Total Long-Term Investments — 98.1% (Cost: $233,163,320)		280,660,805
Security	Shares	Value
Short-Term Securities
Money Market Funds — 1.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.81%(d)(e)(f)	1,185,994	$1,186,350
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.65%(d)(e)	3,690,000	3,690,000
Total Short-Term Securities — 1.7% (Cost: $4,876,326)		4,876,350
Total Investments — 99.8% (Cost: $238,039,646)		285,537,155
Other Assets Less Liabilities — 0.2%		448,528
Net Assets — 100.0%		$285,985,683

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/26	Shares Held at 07/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$81,889	$1,104,640 (a)	$—	$(203)	$24	$1,186,350	1,185,994	$1,209 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,380,000	2,310,000 (a)	—	—	—	3,690,000	3,690,000	69,292	—
				$(203)	$24	$4,876,350		$70,501	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments

Schedule of Investments (continued)
July 31, 2026
iShares World ex U.S. Carbon Transition Readiness Aware Active ETF

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI EAFE Index	32	09/18/26	$5,092	$23,654
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$23,654	$—	$—	$—	$23,654

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended July 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$386,427	$—	$—	$—	$386,427
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$59,960	$—	$—	$—	$59,960
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$3,902,425
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$39,688,050	$240,878,079	$—	$280,566,129
Preferred Stocks	—	94,676	—	94,676
Short-Term Securities
Money Market Funds	4,876,350	—	—	4,876,350
	$44,564,400	$240,972,755	$—	$285,537,155

2026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2026
iShares World ex U.S. Carbon Transition Readiness Aware Active ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Assets
Equity Contracts	$23,654	$—	$—	$23,654

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
Schedule of Investments

Statements of Assets and Liabilities
July 31, 2026

	iShares FinTech Active ETF	iShares Health Innovation Active ETF	iShares International Country Rotation Active ETF	iShares International Equity Factor Rotation Active ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$9,158,624	$10,758,010	$408,171,141	$107,205,489
Investments, at value—affiliated(c)	1,233,429	616,022	8,011,429,298	430,000
Cash	3,280	8,654	2,103	4,806
Foreign currency, at value(d)	—	1,024	—	41,600
Receivables:
Investments sold	—	63,011	—	—
Securities lending income—affiliated	439	57	648,630	—
Capital shares sold	—	—	36,697	—
Dividends—unaffiliated	973	5,141	83,724	45,539
Dividends—affiliated	1,449	532	124,857	3,196
Tax reclaims	2,012	3,564	—	75,416
Other assets	211	—	—	—
Total assets	10,400,417	11,456,015	8,420,496,450	107,806,046
LIABILITIES
Collateral on securities loaned, at value	803,425	206,031	586,394,563	—
Payables:
Investments purchased	—	91,737	—	—
Investment advisory fees	4,385	5,163	697,291	40,387
Unrealized depreciation on forward foreign currency exchange contracts	—	—	4,110,092	—
Total liabilities	807,810	302,931	591,201,946	40,387
Commitments and contingent liabilities
NET ASSETS	$9,592,607	$11,153,084	$7,829,294,504	$107,765,659
NET ASSETS CONSIST OF
Paid-in capital	$9,818,217	$11,015,684	$7,559,375,780	$99,243,669
Accumulated earnings (loss)	(225,610)	137,400	269,918,724	8,521,990
NET ASSETS	$9,592,607	$11,153,084	$7,829,294,504	$107,765,659
NET ASSET VALUE
Shares outstanding	360,000	360,000	219,380,000	3,560,000
Net asset value	$26.65	$30.98	$35.69	$30.27
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Par value	None	None	None	None
(a) Investments, at cost—unaffiliated	$8,448,161	$9,620,647	$383,497,180	$97,176,377
(b) Securities loaned, at value	$780,996	$193,249	$570,603,141	$—
(c) Investments, at cost—affiliated	$1,233,362	$616,002	$7,775,058,905	$430,000
(d) Foreign currency, at cost	$—	$1,014	$—	$41,472
See notes to financial statements.

2026 BlackRock Annual Financial Statements and Additional Information

Statements of Assets and Liabilities (continued)
July 31, 2026

	iShares Large Cap Core Active ETF	iShares Large Cap Value Active ETF	iShares U.S. Carbon Transition Readiness Aware Active ETF	iShares U.S. Equity Factor Rotation Active ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$6,298,460,094	$341,756,358	$1,202,941,435	$38,563,032,627
Investments, at value—affiliated(c)	186,720,900	2,970,000	5,902,398	263,978,612
Cash	1,900	8,797	90,004	6,580
Cash pledged for futures contracts	—	—	304,000	—
Receivables:
Investments sold	6,737,460	—	—	—
Securities lending income—affiliated	15,006	7	866	150,045
Capital shares sold	812,105	—	—	296,679
Dividends—unaffiliated	1,129,533	287,376	486,498	16,696,743
Dividends—affiliated	587,518	7,585	19,296	158,609
Variation margin on futures contracts	—	—	28,066	—
Total assets	6,494,464,516	345,030,123	1,209,772,563	38,844,319,895
LIABILITIES
Collateral on securities loaned, at value	14,431,608	—	1,631,732	211,441,425
Payables:
Investments purchased	26,972,026	—	—	—
Investment advisory fees	1,767,536	128,700	161,138	8,201,052
Total liabilities	43,171,170	128,700	1,792,870	219,642,477
Commitments and contingent liabilities
NET ASSETS	$6,451,293,346	$344,901,423	$1,207,979,693	$38,624,677,418
NET ASSETS CONSIST OF
Paid-in capital	$5,905,695,512	$331,002,440	$889,416,994	$31,538,173,971
Accumulated earnings	545,597,834	13,898,983	318,562,699	7,086,503,447
NET ASSETS	$6,451,293,346	$344,901,423	$1,207,979,693	$38,624,677,418
NET ASSET VALUE
Shares outstanding	132,690,000	8,040,822	15,075,000	572,825,000
Net asset value	$48.62	$42.89	$80.13	$67.43
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Par value	None	None	None	None
(a) Investments, at cost—unaffiliated	$5,697,735,389	$309,158,687	$856,931,340	$30,848,682,887
(b) Securities loaned, at value	$13,665,159	$—	$1,593,409	$200,629,952
(c) Investments, at cost—affiliated	$186,720,790	$2,970,000	$5,902,354	$263,976,679
See notes to financial statements.
Statements of Assets and Liabilities

Statements of Assets and Liabilities (continued)
July 31, 2026

	iShares U.S. Industry Rotation Active ETF	iShares U.S. Thematic Rotation Active ETF	iShares World ex U.S. Carbon Transition Readiness Aware Active ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$34,316,243	$6,437,207,710	$280,660,805
Investments, at value—affiliated(c)	270,634	69,722,088	4,876,350
Cash	2,332	500,432	195,482
Cash pledged for futures contracts	—	2,337,000	179,000
Foreign currency, at value(d)	—	—	134,733
Receivables:
Investments sold	1,337,894	—	—
Securities lending income—affiliated	707	32,477	328
Capital shares sold	—	140,563	—
Dividends—unaffiliated	16,616	3,644,295	202,071
Dividends—affiliated	132	91,813	11,029
Tax reclaims	—	—	1,023,886
Variation margin on futures contracts	—	196,360	—
Total assets	35,944,558	6,513,872,738	287,283,684
LIABILITIES
Collateral on securities loaned, at value	240,691	36,509,071	1,186,463
Payables:
Investments purchased	1,321,215	—	—
Investment advisory fees	12,245	2,993,915	46,848
Professional fees	—	—	27,095
Variation margin on futures contracts	—	—	37,595
Total liabilities	1,574,151	39,502,986	1,298,001
Commitments and contingent liabilities
NET ASSETS	$34,370,407	$6,474,369,752	$285,985,683
NET ASSETS CONSIST OF
Paid-in capital	$28,889,402	$6,138,726,280	$305,595,044
Accumulated earnings (loss)	5,481,005	335,643,472	(19,609,361)
NET ASSETS	$34,370,407	$6,474,369,752	$285,985,683
NET ASSET VALUE
Shares outstanding	960,000	152,000,000	4,875,000
Net asset value	$35.80	$42.59	$58.66
Shares authorized	Unlimited	Unlimited	Unlimited
Par value	None	None	None
(a) Investments, at cost—unaffiliated	$28,379,858	$5,747,912,457	$233,163,320
(b) Securities loaned, at value	$228,956	$34,647,123	$1,148,120
(c) Investments, at cost—affiliated	$270,628	$69,722,075	$4,876,326
(d) Foreign currency, at cost	$—	$—	$134,409
See notes to financial statements.

2026 BlackRock Annual Financial Statements and Additional Information

Statements of Operations
Year Ended July 31, 2026

	iShares FinTech Active ETF	iShares Health Innovation Active ETF	iShares International Country Rotation Active ETF	iShares International Equity Factor Rotation Active ETF(a)
INVESTMENT INCOME
Dividends—unaffiliated	$88,510	$78,731	$1,201,753	$2,436,671
Dividends—affiliated	13,560	9,572	62,327,489	14,454
Interest—unaffiliated	241	141	9,419	749
Securities lending income—affiliated—net	14,369	1,398	2,634,087	195
Foreign taxes withheld	(437)	(2,555)	(237,721)	(234,822)
Total investment income	116,243	87,287	65,935,027	2,217,247
EXPENSES
Investment advisory	65,570	63,225	11,035,506	364,606
Commitment costs	27	23	6,958	222
Interest expense	—	—	—	4,843
Total expenses	65,597	63,248	11,042,464	369,671
Less:
Investment advisory fees waived	(7,096)	(14,508)	(8,816,540)	(354)
Total expenses after fees waived	58,501	48,740	2,225,924	369,317
Net investment income	57,742	38,547	63,709,103	1,847,930
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	(571,637)	3,418	6,964,950	(1,419,733)
Investments—affiliated	(133)	99	3,943,743	1
Capital gain distributions from underlying funds—affiliated	—	—	7,358	—
Forward foreign currency exchange contracts	160	—	2,016,022	—
Foreign currency transactions	(548)	(850)	—	(8,601)
Futures contracts	—	—	—	35,638
In-kind redemptions—unaffiliated(b)	—	—	404,968	2,810,880
In-kind redemptions—affiliated(b)	—	—	3,936,935	—
	(572,158)	2,667	17,273,976	1,418,185
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated	(1,110,841)	1,082,071	24,637,910	10,029,112
Investments—affiliated	51	(12)	235,712,127	—
Forward foreign currency exchange contracts	—	—	(4,110,896)	—
Foreign currency translations	(29)	(89)	—	(1,464)
	(1,110,819)	1,081,970	256,239,141	10,027,648
Net realized and unrealized gain (loss)	(1,682,977)	1,084,637	273,513,117	11,445,833
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,625,235)	$1,123,184	$337,222,220	$13,293,763
(a) For the period from August 05, 2025 (commencement of operations) to July 31, 2026.
(b) See Note 2 of the Notes to Financial Statements.
See notes to financial statements.
Statements of Operations

Statements of Operations (continued)
Year Ended July 31, 2026

	iShares Large Cap Core Active ETF	iShares Large Cap Value Active ETF	iShares U.S. Carbon Transition Readiness Aware Active ETF	iShares U.S. Equity Factor Rotation Active ETF
INVESTMENT INCOME
Dividends—unaffiliated	$14,908,918	$3,500,208	$16,048,895	$351,465,679
Dividends—affiliated	2,458,103	50,327	249,724	6,887,392
Interest—unaffiliated	6,242	951	—	80,435
Securities lending income—affiliated—net	46,711	244	30,819	239,645
Foreign taxes withheld	—	(681)	(14,689)	(73,013)
Total investment income	17,419,974	3,551,049	16,314,749	358,600,138
EXPENSES
Investment advisory	7,497,420	856,443	4,119,738	79,491,213
Commitment costs	7,055	575	3,987	88,925
Total expenses	7,504,475	857,018	4,123,725	79,580,138
Less:
Investment advisory fees waived	(484,786)	(42,240)	(2,105,811)	(162,643)
Total expenses after fees waived	7,019,689	814,778	2,017,914	79,417,495
Net investment income	10,400,285	2,736,271	14,296,835	279,182,643
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	(57,668,592)	(11,474,008)	34,706,979	(90,042,519)
Investments—affiliated	(628)	—	1,286	(7,813)
Foreign currency transactions	—	7	—	—
Futures contracts	—	—	1,203,527	—
In-kind redemptions—unaffiliated(a)	122,160,909	71,963,779	150,844,144	1,043,605,489
	64,491,689	60,489,778	186,755,936	953,555,157
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated	598,531,877	(20,034,712)	26,746,754	4,571,560,536
Investments—affiliated	102	—	(95)	1,933
Foreign currency translations	(1)	—	—	—
Futures contracts	—	—	(193,224)	—
	598,531,978	(20,034,712)	26,553,435	4,571,562,469
Net realized and unrealized gain	663,023,667	40,455,066	213,309,371	5,525,117,626
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$673,423,952	$43,191,337	$227,606,206	$5,804,300,269
(a) See Note 2 of the Notes to Financial Statements.
See notes to financial statements.

2026 BlackRock Annual Financial Statements and Additional Information

Statements of Operations (continued)
Year Ended July 31, 2026

	iShares U.S. Industry Rotation Active ETF	iShares U.S. Thematic Rotation Active ETF	iShares World ex U.S. Carbon Transition Readiness Aware Active ETF
INVESTMENT INCOME
Dividends—unaffiliated	$338,347	$52,174,576	$6,831,069
Dividends—affiliated	5,756	3,664,492	69,292
Interest—unaffiliated	193	86,265	5,390
Securities lending income—affiliated—net	2,330	113,367	1,209
Other income—unaffiliated	—	—	16,073
Foreign taxes withheld	(391)	(17,333)	(549,187)
Foreign withholding tax claims	—	—	273,811
Total investment income	346,235	56,021,367	6,647,657
EXPENSES
Investment advisory	132,239	37,776,099	849,686
Commitment costs	89	19,622	694
Professional	—	—	22,104
Interest expense	—	—	181
Total expenses	132,328	37,795,721	872,665
Less:
Investment advisory fees waived	(139)	(85,967)	(365,803)
Total expenses after fees waived	132,189	37,709,754	506,862
Net investment income	214,046	18,311,613	6,140,795
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	302,989	(347,725,616)	7,168,437
Investments—affiliated	18	(5,935)	(203)
Foreign currency transactions	—	(35)	18,990
Futures contracts	—	(586,481)	386,427
In-kind redemptions—unaffiliated(a)	2,842,965	1,195,461,170	7,171,150
	3,145,972	847,143,103	14,744,801
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated	2,326,799	393,947,198	25,741,363
Investments—affiliated	5	13	24
Foreign currency translations	—	—	12,395
Futures contracts	—	(27,923)	59,960
	2,326,804	393,919,288	25,813,742
Net realized and unrealized gain	5,472,776	1,241,062,391	40,558,543
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,686,822	$1,259,374,004	$46,699,338
(a) See Note 2 of the Notes to Financial Statements.
See notes to financial statements.
Statements of Operations

Statements of Changes in Net Assets

	iShares FinTech Active ETF		iShares Health Innovation Active ETF
	Year Ended 07/31/26	Year Ended 07/31/25	Year Ended 07/31/26	Year Ended 07/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$57,742	$29,280	$38,547	$1,690
Net realized gain (loss)	(572,158)	951,918	2,667	88,864
Net change in unrealized appreciation (depreciation)	(1,110,819)	1,233,506	1,081,970	(255,815)
Net increase (decrease) in net assets resulting from operations	(1,625,235)	2,214,704	1,123,184	(165,261)
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(658,288)	(32,052)	(29,225)	—
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	1,313,201	3,506,878	6,100,419	(40,963)
NET ASSETS
Total increase (decrease) in net assets	(970,322)	5,689,530	7,194,378	(206,224)
Beginning of year	10,562,929	4,873,399	3,958,706	4,164,930
End of year	$9,592,607	$10,562,929	$11,153,084	$3,958,706

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.

2026 BlackRock Annual Financial Statements and Additional Information

Statements of Changes in Net Assets(continued)

	iShares International Country Rotation Active ETF		iShares International Equity Factor Rotation Active ETF
	Year Ended 07/31/26	Period From 12/03/24(a) to 07/31/25	Period From 08/05/25(a) to 07/31/26
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$63,709,103	$180,574	$1,847,930
Net realized gain	17,273,976	10,990	1,418,185
Net change in unrealized appreciation (depreciation)	256,239,141	695,121	10,027,648
Net increase in net assets resulting from operations	337,222,220	886,685	13,293,763
DISTRIBUTIONS TO SHAREHOLDERS(b)
Decrease in net assets resulting from distributions to shareholders	(63,662,324)	(176,337)	(1,961,384)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	7,545,671,233	9,353,027	96,433,280
NET ASSETS
Total increase in net assets	7,819,231,129	10,063,375	107,765,659
Beginning of period	10,063,375	—	—
End of period	$7,829,294,504	$10,063,375	$107,765,659

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
Statements of Changes in Net Assets

Statements of Changes in Net Assets(continued)

	iShares Large Cap Core Active ETF		iShares Large Cap Value Active ETF (a)
	Year Ended 07/31/26	Year Ended 07/31/25	Year Ended 07/31/26	Year Ended 07/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$10,400,285	$41,711	$2,736,271	$413,549
Net realized gain (loss)	64,491,689	641,653	60,489,778	(15,125)
Net change in unrealized appreciation (depreciation)	598,531,978	888,257	(20,034,712)	2,703,762
Net increase in net assets resulting from operations	673,423,952	1,571,621	43,191,337	3,102,186
DISTRIBUTIONS TO SHAREHOLDERS(b)
Decrease in net assets resulting from distributions to shareholders	(7,650,686)	(47,420)	(2,172,662)	(317,720)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	5,775,793,916	983,222	250,867,112	42,912,722
NET ASSETS
Total increase in net assets	6,441,567,182	2,507,423	291,885,787	45,697,188
Beginning of year	9,726,164	7,218,741	53,015,636	7,318,448
End of year	$6,451,293,346	$9,726,164	$344,901,423	$53,015,636

(a)	See Note 1 of the Notes to Financial Statements for details of the Fund's reorganization.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.

2026 BlackRock Annual Financial Statements and Additional Information

Statements of Changes in Net Assets(continued)

	iShares U.S. Carbon Transition Readiness Aware Active ETF		iShares U.S. Equity Factor Rotation Active ETF
	Year Ended 07/31/26	Year Ended 07/31/25	Year Ended 07/31/26	Year Ended 07/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$14,296,835	$14,783,109	$279,182,643	$149,830,050
Net realized gain	186,755,936	53,438,638	953,555,157	332,212,100
Net change in unrealized appreciation (depreciation)	26,553,435	115,346,789	4,571,562,469	2,345,207,056
Net increase in net assets resulting from operations	227,606,206	183,568,536	5,804,300,269	2,827,249,206
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(14,542,019)	(15,535,961)	(266,415,538)	(173,851,322)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(311,431,917)	(104,556,892)	11,610,371,202	8,684,001,013
NET ASSETS
Total increase (decrease) in net assets	(98,367,730)	63,475,683	17,148,255,933	11,337,398,897
Beginning of year	1,306,347,423	1,242,871,740	21,476,421,485	10,139,022,588
End of year	$1,207,979,693	$1,306,347,423	$38,624,677,418	$21,476,421,485

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
Statements of Changes in Net Assets

Statements of Changes in Net Assets(continued)

	iShares U.S. Industry Rotation Active ETF		iShares U.S. Thematic Rotation Active ETF
	Year Ended 07/31/26	Year Ended 07/31/25	Year Ended 07/31/26	Year Ended 07/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$214,046	$172,210	$18,311,613	$2,408,836
Net realized gain (loss)	3,145,972	(66,405)	847,143,103	(2,798,912)
Net change in unrealized appreciation (depreciation)	2,326,804	3,206,099	393,919,288	293,914,707
Net increase in net assets resulting from operations	5,686,822	3,311,904	1,259,374,004	293,524,631
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(215,306)	(153,907)	(17,791,152)	(1,229,475)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(318,125)	16,687,430	132,621,492	4,800,412,100
NET ASSETS
Total increase in net assets	5,153,391	19,845,427	1,374,204,344	5,092,707,256
Beginning of year	29,217,016	9,371,589	5,100,165,408	7,458,152
End of year	$34,370,407	$29,217,016	$6,474,369,752	$5,100,165,408

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.

2026 BlackRock Annual Financial Statements and Additional Information

Statements of Changes in Net Assets(continued)

	iShares World ex U.S. Carbon Transition Readiness Aware Active ETF
	Year Ended 07/31/26	Year Ended 07/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$6,140,795	$7,251,578
Net realized gain	14,744,801	10,964,033
Net change in unrealized appreciation (depreciation)	25,813,742	7,586,214
Net increase in net assets resulting from operations	46,699,338	25,801,825
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(7,983,137)	(8,710,326)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	15,840,964	(78,919,297)
NET ASSETS
Total increase (decrease) in net assets	54,557,165	(61,827,798)
Beginning of year	231,428,518	293,256,316
End of year	$285,985,683	$231,428,518

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
Statements of Changes in Net Assets

Financial Highlights
(For a share outstanding throughout each period)

	iShares FinTech Active ETF
	Year Ended 07/31/26	Year Ended 07/31/25	Year Ended 07/31/24	Period From 08/16/22(a) to 07/31/23
Net asset value, beginning of period	$33.01	$24.37	$22.59	$24.99
Net investment income(b)	0.16	0.13	0.19	0.18
Net realized and unrealized gain (loss)(c)	(4.69)	8.65	1.84	(2.46)
Net increase (decrease) from investment operations	(4.53)	8.78	2.03	(2.28)
Distributions(d)
From net investment income	(0.81)	(0.14)	(0.25)	(0.12)
From net realized gain	(1.02)	—	—	—
Total distributions	(1.83)	(0.14)	(0.25)	(0.12)
Net asset value, end of period	$26.65	$33.01	$24.37	$22.59
Total Return(e)
Based on net asset value	(13.85)%	36.15%	9.06%	(9.09)%(f)
Ratios to Average Net Assets(g)
Total expenses	0.67%	0.70%	0.70%	0.70%(h)
Total expenses after fees waived	0.60%	0.70%	0.70%	0.70%(h)
Net investment income	0.59%	0.47%	0.83%	0.90%(h)
Supplemental Data
Net assets, end of period (000)	$9,593	$10,563	$4,873	$4,518
Portfolio turnover rate(i)	70%	84%	58%	83%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

2026 BlackRock Annual Financial Statements and Additional Information

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares Health Innovation Active ETF
	Year Ended 07/31/26	Year Ended 07/31/25	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22
Net asset value, beginning of period	$24.74	$26.03	$24.73	$23.21	$30.04
Net investment income (loss)(a)	0.14	0.01	(0.03)	(0.07)	(0.13)
Net realized and unrealized gain (loss)(b)	6.18	(1.30)	1.34	1.59	(6.70)
Net increase (decrease) from investment operations	6.32	(1.29)	1.31	1.52	(6.83)
Distributions from net investment income(c)	(0.08)	—	(0.01)	—	—
Net asset value, end of period	$30.98	$24.74	$26.03	$24.73	$23.21
Total Return(d)
Based on net asset value	25.58%	(4.96)%	5.30%	6.56%	(22.72)%(e)
Ratios to Average Net Assets(f)
Total expenses	0.79%	0.85%	0.85%	0.85%	0.85%
Total expenses after fees waived	0.61%	0.85%	0.85%	0.85%	0.85%
Net investment income (loss)	0.48%	0.05%	(0.12)%	(0.29)%	(0.49)%
Supplemental Data
Net assets, end of period (000)	$11,153	$3,959	$4,165	$5,935	$7,426
Portfolio turnover rate(g)	172%	109%	77%	74%	103%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) Where applicable, assumes the reinvestment of distributions.
(e) Includes payment received from an affiliate, which impacted the Fund’s total return. Excluding the payment from an affiliate, the Fund’s total return would have been -22.73%.
(f) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares International Country Rotation Active ETF
	Year Ended 07/31/26	Period From 12/03/24(a) to 07/31/25
Net asset value, beginning of period	$27.95	$25.00
Net investment income(b)	1.12	0.70
Net realized and unrealized gain(c)	7.63	2.89
Net increase from investment operations	8.75	3.59
Distributions(d)
From net investment income	(0.78)	(0.64)
From net realized gain	(0.23)	—
Total distributions	(1.01)	(0.64)
Net asset value, end of period	$35.69	$27.95
Total Return(e)
Based on net asset value	31.73%	14.64%(f)
Ratios to Average Net Assets(g)
Total expenses	0.55%	0.55%(h)
Total expenses after fees waived	0.11%	0.04%(h)
Net investment income	3.18%	4.10%(h)
Supplemental Data
Net assets, end of period (000)	$7,829,295	$10,063
Portfolio turnover rate(i)	78%	52%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

2026 BlackRock Annual Financial Statements and Additional Information

Financial Highlights(continued)
(For a share outstanding throughout the period)

iShares International Equity Factor Rotation Active ETF
Period From 08/05/25(a) to 07/31/26
Net asset value, beginning of period	$25.00
Net investment income(b)	0.66
Net realized and unrealized gain(c)	5.16
Net increase from investment operations	5.82
Distributions(d)
From net investment income	(0.53)
From net realized gain	(0.02)
Total distributions	(0.55)
Net asset value, end of period	$30.27
Total Return(e)
Based on net asset value	23.34%(f)
Ratios to Average Net Assets(g)
Total expenses	0.46%(h)
Total expenses after fees waived	0.46%(h)
Net investment income	2.28%(h)
Supplemental Data
Net assets, end of period (000)	$107,766
Portfolio turnover rate(i)	64%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares Large Cap Core Active ETF
	Year Ended 07/31/26	Year Ended 07/31/25	Period From 10/24/23(a) to 07/31/24
Net asset value, beginning of period	$37.41	$31.39	$25.14
Net investment income(b)	0.23	0.17	0.17
Net realized and unrealized gain(c)	11.12	6.05	6.22
Net increase from investment operations	11.35	6.22	6.39
Distributions(d)
From net investment income	(0.14)	(0.18)	(0.14)
From net realized gain	—	(0.02)	—
Total distributions	(0.14)	(0.20)	(0.14)
Net asset value, end of period	$48.62	$37.41	$31.39
Total Return(e)
Based on net asset value	30.39%	19.91%	25.43%(f)
Ratios to Average Net Assets(g)
Total expenses	0.35%	0.38%	0.38%(h)
Total expenses after fees waived	0.33%	0.36%	0.36%(h)
Net investment income	0.49%	0.53%	0.75%(h)
Supplemental Data
Net assets, end of period (000)	$6,451,293	$9,726	$7,219
Portfolio turnover rate(i)	67%	94%	31%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

2026 BlackRock Annual Financial Statements and Additional Information

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares Large Cap Value Active ETF (a)
	Year Ended 07/31/26	Year Ended 07/31/25	Year Ended 07/31/24	Period From 05/19/23(b) to 07/31/23
Net asset value, beginning of period	$34.65	$31.82	$27.12	$24.95
Net investment income(c)	0.59	0.62	0.54	0.07
Net realized and unrealized gain(d)	8.17	2.71	4.69	2.10
Net increase from investment operations	8.76	3.33	5.23	2.17
Distributions from net investment income(e)	(0.52)	(0.50)	(0.53)	—
Net asset value, end of period	$42.89	$34.65	$31.82	$27.12
Total Return(f)
Based on net asset value	25.50%	10.60%	19.53%	8.70%(g)
Ratios to Average Net Assets(h)
Total expenses	0.48%	0.55%	0.55%	0.55%(i)
Total expenses after fees waived	0.45%	0.30%	0.53%	0.55%(i)
Net investment income	1.52%	1.89%	1.87%	1.42%(i)
Supplemental Data
Net assets, end of period (000)	$344,901	$53,016	$7,318	$6,510
Portfolio turnover rate(j)	149%	61%	52%	12%
(a) See Note 1 of the Notes to Financial Statements for details of the Fund's reorganization.
(b) Commencement of operations.
(c) Based on average shares outstanding.
(d) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(e) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares U.S. Carbon Transition Readiness Aware Active ETF
	Year Ended 07/31/26	Year Ended 07/31/25	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22
Net asset value, beginning of period	$68.85	$60.11	$50.57	$45.83	$50.58
Net investment income(a)	0.76	0.76	0.74	0.72	0.65
Net realized and unrealized gain (loss)(b)	11.29	8.78	9.56	4.74	(4.00)
Net increase (decrease) from investment operations	12.05	9.54	10.30	5.46	(3.35)
Distributions(c)
From net investment income	(0.77)	(0.80)	(0.76)	(0.72)	(0.63)
From net realized gain	—	—	—	—	(0.77)
Total distributions	(0.77)	(0.80)	(0.76)	(0.72)	(1.40)
Net asset value, end of period	$80.13	$68.85	$60.11	$50.57	$45.83
Total Return(d)
Based on net asset value	17.60%	15.97%	20.61%(e)	12.16%	(6.90)%
Ratios to Average Net Assets(f)
Total expenses	0.29%	0.30%	0.29%	0.29%	0.29%
Total expenses after fees waived	0.14%	0.15%	0.14%	0.14%	0.14%
Net investment income	1.02%	1.20%	1.41%	1.59%	1.31%
Supplemental Data
Net assets, end of period (000)	$1,207,980	$1,306,347	$1,242,872	$1,683,979	$1,409,350
Portfolio turnover rate(g)	40%	40%	46%	31%	58%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) Where applicable, assumes the reinvestment of distributions.
(e) Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(f) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

2026 BlackRock Annual Financial Statements and Additional Information

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares U.S. Equity Factor Rotation Active ETF
	Year Ended 07/31/26	Year Ended 07/31/25	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22
Net asset value, beginning of year	$56.00	$47.26	$37.43	$31.60	$37.03
Net investment income(a)	0.56	0.52	0.34	0.47	0.40
Net realized and unrealized gain (loss)(b)	11.41	8.81	9.77	5.88	(3.84)
Net increase (decrease) from investment operations	11.97	9.33	10.11	6.35	(3.44)
Distributions(c)
From net investment income	(0.54)	(0.59)	(0.28)	(0.52)	(0.42)
From net realized gain	—	—	—	—	(1.57)
Total distributions	(0.54)	(0.59)	(0.28)	(0.52)	(1.99)
Net asset value, end of year	$67.43	$56.00	$47.26	$37.43	$31.60
Total Return(d)
Based on net asset value	21.46%	19.87%	27.15%	20.47%	(9.94)%
Ratios to Average Net Assets(e)
Total expenses	0.26%	0.26%	0.27%	0.30%	0.30%
Total expenses after fees waived	0.26%	0.25%	0.20%	0.20%	0.20%
Net investment income	0.90%	1.03%	0.76%	1.51%	1.15%
Supplemental Data
Net assets, end of year (000)	$38,624,677	$21,476,421	$10,139,023	$32,754	$73,470
Portfolio turnover rate(f)	32%	64%	90%	118%	102%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) Where applicable, assumes the reinvestment of distributions.
(e) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares U.S. Industry Rotation Active ETF
	Year Ended 07/31/26	Year Ended 07/31/25	Period From 03/26/24(a) to 07/31/24
Net asset value, beginning of period	$29.81	$26.03	$25.00
Net investment income(b)	0.22	0.23	0.04
Net realized and unrealized gain(c)	5.99	3.75	1.02
Net increase from investment operations	6.21	3.98	1.06
Distributions from net investment income(d)	(0.22)	(0.20)	(0.03)
Net asset value, end of period	$35.80	$29.81	$26.03
Total Return(e)
Based on net asset value	20.90%	15.37%	4.27%(f)
Ratios to Average Net Assets(g)
Total expenses	0.42%	0.42%	0.42%(h)
Total expenses after fees waived	0.42%	0.42%	0.42%(h)
Net investment income	0.68%	0.85%	0.48%(h)
Supplemental Data
Net assets, end of period (000)	$34,370	$29,217	$9,372
Portfolio turnover rate(i)	111%	227%	107%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

2026 BlackRock Annual Financial Statements and Additional Information

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares U.S. Thematic Rotation Active ETF
	Year Ended 07/31/26	Year Ended 07/31/25	Year Ended 07/31/24	Year Ended 07/31/23	Period From 12/14/21(a) to 07/31/22
Net asset value, beginning of period	$36.13	$31.08	$24.69	$21.74	$24.78
Net investment income(b)	0.10	0.08	0.11	0.17	0.09
Net realized and unrealized gain (loss)(c)	6.47	5.20	6.38	2.97	(3.06)
Net increase (decrease) from investment operations	6.57	5.28	6.49	3.14	(2.97)
Distributions(d)
From net investment income	(0.11)	(0.06)	(0.10)	(0.19)	(0.07)
From net realized gain	—	(0.17)	—	—	—
Total distributions	(0.11)	(0.23)	(0.10)	(0.19)	(0.07)
Net asset value, end of period	$42.59	$36.13	$31.08	$24.69	$21.74
Total Return(e)
Based on net asset value	18.21%	17.06%	26.36%	14.56%	(11.99)%(f)
Ratios to Average Net Assets(g)
Total expenses	0.55%	0.57%	0.60%	0.60%	0.60%(h)
Total expenses after fees waived	0.55%	0.57%	0.60%	0.60%	0.60%(h)
Net investment income	0.27%	0.23%	0.40%	0.80%	0.61%(h)
Supplemental Data
Net assets, end of period (000)	$6,474,370	$5,100,165	$7,458	$4,938	$4,349
Portfolio turnover rate(i)	93%	45%	91%	87%	43%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares World ex U.S. Carbon Transition Readiness Aware Active ETF
	Year Ended 07/31/26	Year Ended 07/31/25	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22
Net asset value, beginning of period	$49.77	$46.00	$43.41	$39.85	$48.06
Net investment income(a)	1.41 (b)	1.39 (b)	1.16	1.20	1.23
Net realized and unrealized gain (loss)(c)	9.43	4.10	2.97	3.69	(7.93)
Net increase (decrease) from investment operations	10.84	5.49	4.13	4.89	(6.70)
Distributions(d)
From net investment income	(1.95)	(1.72)	(1.54)	(1.33)	(1.30)
From net realized gain	—	—	—	—	(0.21)
Total distributions	(1.95)	(1.72)	(1.54)	(1.33)	(1.51)
Net asset value, end of period	$58.66	$49.77	$46.00	$43.41	$39.85
Total Return(e)
Based on net asset value	22.03%(b)	12.14%(b)	9.70%	12.50%	(14.15)%
Ratios to Average Net Assets(f)
Total expenses	0.36%	0.37%	0.35%	0.35%	0.35%
Total expenses after fees waived	0.21%	0.22%	0.20%	0.20%	0.20%
Total expenses excluding professional fees for foreign withholding tax claims	0.35%	0.35%	N/A	N/A	N/A
Net investment income	2.53%(b)	2.97%(b)	2.72%	2.99%	2.73%
Supplemental Data
Net assets, end of period (000)	$285,986	$231,429	$293,256	$576,262	$442,315
Portfolio turnover rate(g)	33%	39%	45%	39%	47%
(a) Based on average shares outstanding.
(b) Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the years ended July 31, 2026 and
July 31, 2025 respectively:
• Net investment income per share by $0.06 and $0.07.
• Total return by 0.11% and 0.16%.
• Ratio of net investment income to average net assets by 0.10% and 0.14%.

(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

2026 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements
1. ORGANIZATION
BlackRock ETF Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
Fund Name	Herein Referred To As	Diversification Classification
iShares FinTech Active ETF	FinTech Active	Non-diversified
iShares Health Innovation Active ETF	Health Innovation Active	Diversified
iShares International Country Rotation Active ETF	International Country Rotation Active	Non-diversified
iShares International Equity Factor Rotation Active ETF(a)	International Equity Factor Rotation Active	Diversified
iShares Large Cap Core Active ETF	Large Cap Core Active	Non-diversified
iShares Large Cap Value Active ETF	Large Cap Value Active	Diversified(b)
iShares U.S. Carbon Transition Readiness Aware Active ETF(c)	U.S. Carbon Transition Readiness Aware Active	Diversified
iShares U.S. Equity Factor Rotation Active ETF	U.S. Equity Factor Rotation Active	Diversified
iShares U.S. Industry Rotation Active ETF	U.S. Industry Rotation Active	Non-diversified
iShares U.S. Thematic Rotation Active ETF	U.S. Thematic Rotation Active	Non-diversified
iShares World ex U.S. Carbon Transition Readiness Aware Active ETF(d)	World ex U.S. Carbon Transition Readiness Aware Active	Diversified

(a)	The Fund commenced operations on August 05, 2025.
(b)	The Fund's classification changed from non-diversified to diversified during the reporting period.
(c)	Formerly known as the BlackRock U.S. Carbon Transition Readiness ETF.
(d)	Formerly known as the BlackRock World ex U.S. Carbon Transition Readiness ETF.
The Funds, together with certain other registered investment companies advised by BlackRock Fund Advisors (“BFA” or the “Manager”) or its affiliates, are included in a complex of open-end equity, multi-asset, index and money market funds referred to as the BlackRock Multi-Asset Complex.
On February 19, 2026, the Board of Trustees of the Trust (the "Board") approved certain changes to the iShares U.S. Carbon Transition Readiness Aware Active ETF's investment strategy and investment process. Effective April 24, 2026, under the Fund's revised investment strategy, although a majority of the Low Carbon Economy Transition Readiness score will be comprised of environmental considerations, the score will also incorporate social and governance considerations, as well as certain non-sustainability signals, including financial signals. The weighting of these inputs is determined and dynamically adjusted by BFA based on their assessed relative importance and prevailing market conditions.  On February 20, 2025, the Fund's Board approved a change in the Fund's principal investment strategies.  Under Fund's revised strategies, which went into effect on November 21, 2025, investments in derivatives are counted toward the Fund’s policy to invest at least 80% of its net assets plus the amount of any borrowings for investment purposes in equity securities of issuers listed in the United States of America to the extent that such derivatives provide investment exposure to the securities included within that policy or to one or more market risk factors associated with such securities. Additionally, under the Fund's revised strategies, the Fund seeks to maintain a Low Carbon Economy Transition Readiness score that is at least 10% better than that of the Russell 1000 Index.
On February 19, 2026, the Board approved certain changes to the iShares World ex U.S. Carbon Transition Readiness Aware Active ETF's investment strategy and investment process. Effective April 24, 2026, under the Fund's revised investment strategy, although a majority of the Low Carbon Economy Transition Readiness score will be comprised of environmental considerations, the score will also incorporate social and governance considerations, as well as certain non-sustainability signals, including financial signals. The weighting of these inputs is determined and dynamically adjusted by BFA based on their assessed relative importance and prevailing market conditions. On February 20, 2025, the Fund's Board approved a change in the Fund's principal investment strategies.  Under Fund's revised strategies, which went into effect on November 21, 2025, the Fund seeks to maintain a Low Carbon Economy Transition Readiness score that is at least 10% better than that of the MSCI World ex USA Index.
Reorganization: The Board, on behalf of iShares Large Cap Value Active ETF (“Predecessor Fund”), which is a series of the Trust, approved an Agreement and Plan of Reorganization, pursuant to which the Predecessor Fund reorganized into iShares Large Cap Value Active ETF II (the “Acquiring Fund”). The Board, the Board of Trustees of Advisor Managed Portfolios (the “AMP Trust”), and shareholders of CornerCap Fundametrics® Large-Cap ETF (the “Target Fund”), which was a series of the AMP Trust, have approved an Agreement and Plan of Reorganization, pursuant to which the Target Fund reorganized into the Acquiring Fund (the “Reorganization”). The Reorganization was completed as of the close of trading on the New York Stock Exchange on February 27, 2026.
The Acquiring Fund was a newly-formed “shell” fund that had not commenced operations prior to the Reorganization and therefore did not have performance history prior to the Reorganization. As a result, the Acquiring Fund acquired substantially all of the assets and assumed substantially all of the liabilities of the Predecessor Fund and the Target Fund. In connection with the Reorganization, shareholders of the Predecessor Fund and the Target Fund received newly-issued shares of the Acquiring Fund, including a cash payment in lieu of fractional shares of the respective fund, which cash payment may be taxable. Following the Reorganization, the Board approved a change in the name of the Acquiring Fund to iShares Large Cap Value Active ETF and the Acquiring Fund assumed the performance and financial history of the Predecessor Fund upon completion of the Reorganization.
The Reorganization of the Predecessor Fund into the Acquiring Fund was accomplished by a 1:1 tax-free exchange of shares of the Acquiring Fund.
Notes to Financial Statements

Notes to Financial Statements  (continued)
The Reorganization was accomplished by a tax-free exchange of shares of the Acquiring Fund in the following amounts and at the following conversion ratio:
Target Fund	Shares Prior to Reorganization	Conversion Ratio	Shares of Acquiring Fund
CornerCap Fundametrics® Large-Cap ETF	4,290,000	1.28457615	5,510,831
The Target Fund’s net assets and composition of net assets on February 27, 2026, the valuation date of the Reorganization, were as follows:
Net assets	$211,628,143
Paid-in-capital	170,264,861
Accumulated gain	41,363,282
For financial reporting purposes, assets received and shares issued by the Acquiring Fund were recorded at fair value. However, the cost basis of the investments received from the Target Fund was carried forward to align ongoing reporting of the Acquiring Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
Prior to the Reorganization, the Acquiring Fund had not yet commenced operations and had no assets or liabilities. The Target Fund’s fair value and cost of financial instruments prior to the Reorganization were as follows:
Target Fund	Fair Value of Investments	Cost of Investments
CornerCap Fundametrics®Large-Cap ETF	$210,484,584	$161,535,790
The Predecessor Fund has identical investment objectives, fundamental investment policies and investment strategies as the Acquiring Fund. The purpose of the Reorganization was to increase the potential of gathering additional assets, achieving greater scale, as well as increasing the liquidity of its shares on the secondary market.  The Reorganization was a tax-free event and became effective on February 27, 2026.
Assuming the Reorganization had been completed on August 1, 2025, the beginning of the fiscal reporting period of the Acquiring Fund, the pro forma results of operations for the period ended July 31, 2026, were as follows:
• Net investment income: $5,180,248
• Net realized and change in unrealized gain/loss on investments: $66,620,474
• Net increase in net assets resulting from operations: $71,800,722
Because the combined investment portfolios have been managed as a single integrated portfolio since the Reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of the Target Fund that have been included in the Acquiring Fund’s Statements of Operations since March 2, 2026.
Certain costs incurred in connection with the Reorganization were expensed by the Target Fund.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
For financial reporting purposes, investment transactions for the International Country Rotation Active ETF are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions from the underlying funds, if any, are recorded on the ex-dividend date. Interest income is recognized daily on an accrual basis.
Foreign Currency Translation: Each Fund's books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments

2026 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.   However, each of the currency hedged funds has elected to treat realized gains (losses) from certain foreign currency contracts as capital gain (loss) for U.S. federal income tax purposes.
Foreign Taxes: Certain Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions.  All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests.  These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows:  foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of July 31, 2026, if any, are disclosed in the Statements of Assets and Liabilities.
Consistent with U.S. GAAP accrual requirements, for uncertain tax positions, each Fund recognizes tax reclaims when the Fund determines that it is more likely than not that the Fund will sustain its position that it is due the reclaim.
Certain Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Funds may maintain cash at their custodian, which at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting: The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each Fund’s financial statements.
Recent Accounting Standard:  The Funds adopted Financial Accounting Standards Board Update 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures (“ASU 2023-09”) during the period. ASU 2023-09 enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The Funds’ adoption of the new standard did not have a material impact on financial statement disclosures and did not affect each Fund’s financial position or results of operations.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment  Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date.  U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BFA, the Funds' investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Notes to Financial Statements

Notes to Financial Statements  (continued)
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
• Equity investments (except ETF options, equity index options or those that are customized) traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation or last available bid (long positions) or ask (short positions) price.
• Shares of underlying exchange-traded closed-end funds or other exchange-traded funds (“ETFs”) are valued at their most recent closing price. ETFs and closed-end funds traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid (long positions) or ask (short positions) price.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
• Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
• Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange (“NYSE”). Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).  The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs:
 (i) recent market transactions, including secondary market transactions, merger or acquisition activity and subsequent rounds of financing in the underlying investment or comparable issuers
 (ii) recapitalizations and other transactions across the capital structure
 (iii) market or relevant indices multiples of comparable issuers
 (iv) future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks
 (v) quoted prices for similar investments or assets in active markets
 (vi) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates
 (vii) audited or unaudited financial statements, investor communications and Private Company financial or operational metrics
 (viii) relevant market news and other public sources.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing a market approach to determine the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
Private Companies are not subject to public company disclosure, timing, and reporting standards applicable to other investments held by a Fund. Certain information made available by a Private Company is as of a date that is earlier than the date a Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.
Fair  Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

2026 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
• Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
• Level  2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions.  The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. Government.  The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities.  The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day.  During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments.  The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
Fund Name and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
FinTech Active
BofA Securities, Inc.	$263,227	$(263,227)	$—	$—
Goldman Sachs & Co. LLC	40,080	(40,080)	—	—
J.P. Morgan Securities LLC	420,116	(420,116)	—	—
UBS AG	56,820	(56,820)	—	—
Wells Fargo Securities LLC	753	(753)	—	—
	$780,996	$(780,996)	$—	$—
Notes to Financial Statements

Notes to Financial Statements  (continued)
Fund Name and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
Health Innovation Active
J.P. Morgan Securities LLC	$424	$(424)	$—	$—
Wells Fargo Bank N.A.	192,825	(192,825)	—	—
	$193,249	$(193,249)	$—	$—
International Country Rotation Active
Barclays Capital Inc.	$12,930,186	$(12,930,186)	$—	$—
BMO Capital Markets	68,277,270	(68,277,270)	—	—
BNP Paribas SA	648,154	(648,154)	—	—
BofA Securities, Inc.	1,804,140	(1,804,140)	—	—
Goldman Sachs & Co.	175,378,005	(175,378,005)	—	—
J.P. Morgan Securities LLC	210,607,960	(210,607,960)	—	—
UBS AG	1,160,544	(1,160,544)	—	—
Wells Fargo Bank, National Association	14,399,222	(14,399,222)	—	—
Wells Fargo Securities LLC	85,397,660	(85,397,660)	—	—
	$570,603,141	$(570,603,141)	$—	$—
Large Cap Core Active
HSBC Bank PLC	$271,575	$(271,575)	$—	$—
J.P. Morgan Securities LLC	781,285	(781,285)	—	—
TD Securities (USA) LLC	9,086,065	(9,086,065)	—	—
UBS AG	3,199,194	(3,199,194)	—	—
UBS Securities LLC	327,040	(327,040)	—	—
	$13,665,159	$(13,665,159)	$—	$—
U.S. Carbon Transition Readiness Aware Active
BNP Paribas SA	$1,118,872	$(1,118,872)	$—	$—
HSBC Bank PLC	635	(635)	—	—
J.P. Morgan Securities LLC	231,894	(231,894)	—	—
Morgan Stanley	241,818	(241,818)	—	—
Wells Fargo Securities LLC	190	(190)	—	—
	$1,593,409	$(1,593,409)	$—	$—
U.S. Equity Factor Rotation Active
Goldman Sachs & Co. LLC	$107,512,469	$(107,512,469)	$—	$—
HSBC Bank PLC	2,445,803	(2,445,803)	—	—
J.P. Morgan Securities LLC	89,109,152	(89,109,152)	—	—
Jefferies LLC	78,352	(78,352)	—	—
Morgan Stanley	146,733	(146,733)	—	—
Toronto-Dominion Bank	544,451	(544,451)	—	—
UBS AG	792,992	(792,992)	—	—
	$200,629,952	$(200,629,952)	$—	$—
U.S. Industry Rotation Active
BofA Securities, Inc.	$9,839	$(9,839)	$—	$—
HSBC Bank PLC	3,251	(3,251)	—	—
J.P. Morgan Securities LLC	63,606	(63,606)	—	—
TD Securities (USA) LLC	152,260	(152,260)	—	—
	$228,956	$(228,956)	$—	$—
U.S. Thematic Rotation Active
Barclays Capital, Inc.	$3,720	$(3,720)	$—	$—
Goldman Sachs & Co. LLC	311,455	(311,455)	—	—
HSBC Bank PLC	23,391,373	(23,391,373)	—	—
J.P. Morgan Securities LLC	2,021,709	(2,021,709)	—	—
Jefferies LLC	40,747	(40,747)	—	—
Morgan Stanley	1,856,098	(1,856,098)	—	—
Wells Fargo Bank, National Association	7,013,165	(7,013,165)	—	—
Wells Fargo Securities LLC	8,856	(8,856)	—	—
	$34,647,123	$(34,647,123)	$—	$—

2026 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
Fund Name and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
World ex U.S. Carbon Transition Readiness Aware Active
Barclays Bank PLC	$346,599	$(346,599)	$—	$—
Citigroup Global Markets, Inc.	15,323	(15,323)	—	—
Goldman Sachs & Co. LLC	434,459	(434,459)	—	—
HSBC Bank PLC	6,093	(6,093)	—	—
J.P. Morgan Securities LLC	345,646	(345,646)	—	—
	$1,148,120	$(1,148,120)	$—	$—

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s
Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.'s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. DERIVATIVE FINANCIAL INSTRUMENTS
The Funds engage in various portfolio investment strategies using derivative contracts to increase the returns of the Funds and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of  Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Forward Foreign Currency Exchange Contracts: Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Funds are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded over-the-counter (“OTC”) and not on an organized exchange.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed.  Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Statements of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statements of  Assets and Liabilities.   A fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of
Notes to Financial Statements

Notes to Financial Statements  (continued)
the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.
For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement, and comparing that amount to the value of any collateral currently pledged by a fund and the counterparty.
Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparty are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, each Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets.  BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
Effective November 28, 2025, for its investment advisory services to the FinTech Active, BFA will be paid a management fee from the Fund based on a percentage of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Investment Advisory Fees
First $3 billion	0.66%
Over $3 billion, up to and including $5 billion	0.63
Over $5 billion, up to and including $10 billion	0.61
Over $10 billion	0.60
Prior to November 28, 2025, for its investment advisory services to the FinTech Active, BFA was paid a management fee from the Fund based on a percentage of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Investment Advisory Fees
First $1 billion	0.70%
Over $1 billion, up to and including $3 billion	0.66
Over $3 billion, up to and including $5 billion	0.63
Over $5 billion, up to and including $10 billion	0.61
Over $10 billion	0.60
Effective November 28, 2025, for its investment advisory services to the Health Innovation Active, BFA will be paid a management fee from the Fund based on a percentage of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Investment Advisory Fees
First $5 billion	0.77%
Over $5 billion, up to and including $10 billion	0.74
Over $10 billion	0.72

2026 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
Prior to November 28, 2025, for its investment advisory services to the Health Innovation Active, BFA was paid a management fee from the Fund based on a percentage of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Investment Advisory Fees
First $1 billion	0.85%
Over $1 billion, up to and including $3 billion	0.80
Over $3 billion, up to and including $5 billion	0.77
Over $5 billion, up to and including $10 billion	0.74
Over $10 billion	0.72
For its investment advisory services to each of the following Funds, BFA will be paid a management fee from the Funds based on a percentage of each Fund’s average daily net assets as follows:
Fund Name	Investment Advisory Fees
International Country Rotation Active	0.55%
International Equity Factor Rotation Active	0.45
For its investment advisory services to the Large Cap Core Active, BFA will be paid a management fee from the Fund based on a percentage of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Investment Advisory Fees
First $1 billion	0.38%
Over $1 billion, up to and including $3 billion	0.36
Over $3 billion, up to and including $5 billion	0.34
Over $5 billion, up to and including $10 billion	0.33
Over $10 billion	0.32
Effective February 28, 2026, for its investment advisory services to the Large Cap Value Active, BFA is entitled to an annual investment advisory fee of 0.45%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund.
Prior to February 28, 2026, for its investment advisory services to the Large Cap Value Active, BFA was paid a management fee from the Fund based on a percentage of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Investment Advisory Fees
First $1 billion	0.55%
Over $1 billion, up to and including $3 billion	0.51
Over $3 billion, up to and including $5 billion	0.48
Over $5 billion, up to and including $10 billion	0.46
Over $10 billion	0.45
For its investment advisory services to each of the U.S. Carbon Transition Readiness Aware Active and U.S. Equity Factor Rotation Active, BFA will be paid a management fee from the Funds based on a percentage of each Fund’s average daily net assets as follows:
Average Daily Net Assets	Investment Advisory Fees
First $1 billion	0.30%
Over $1 billion, up to and including $3 billion	0.28
Over $3 billion, up to and including $5 billion	0.27
Over $5 billion, up to and including $10 billion	0.26
Over $10 billion	0.25
For its investment advisory services to the U.S. Industry Rotation Active, BFA will be paid a management fee from the Fund based on a percentage of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Investment Advisory Fees
First $1 billion	0.42%
Over $1 billion, up to and including $3 billion	0.39
Over $3 billion, up to and including $5 billion	0.38
Over $5 billion, up to and including $10 billion	0.37
Over $10 billion	0.35
Notes to Financial Statements

Notes to Financial Statements  (continued)
For its investment advisory services to the U.S. Thematic Rotation Active, BFA will be paid a management fee from the Fund based on a percentage of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Investment Advisory Fees
First $1 billion	0.60%
Over $1 billion, up to and including $3 billion	0.56
Over $3 billion, up to and including $5 billion	0.54
Over $5 billion, up to and including $10 billion	0.52
Over $10 billion	0.51
For its investment advisory services to the World ex U.S. Carbon Transition Readiness Aware Active, BFA will be paid a management fee from the Fund based on a percentage of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Investment Advisory Fees
First $1 billion	0.35%
Over $1 billion, up to and including $3 billion	0.33
Over $3 billion, up to and including $5 billion	0.32
Over $5 billion, up to and including $10 billion	0.30
Over $10 billion	0.29
Expense Waivers:  Effective November 28, 2025, for each of the FinTech Active and Health Innovation Active, BFA has contractually agreed to cap the Fund’s total annual fund operating expenses after fee waiver to 0.55% as a percentage of the Fund’s average daily net assets through June 30, 2027. The contractual waiver may be terminated prior to June 30, 2027 only upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.
For the Large Cap Core Active, BFA has contractually agreed to waive 0.02% of its management fee payable through June 30, 2027. The contractual agreement may be terminated only upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.
Prior to February 28, 2026, for the Large Cap Value Active, BFA had contractually agreed to limit the Fund’s total annual fund operating expenses after fee waiver to 0.46% as a percentage of the Fund’s average daily net assets through June 30, 2027. The contractual waiver was discontinued as of February 28, 2026.
BFA has contractually agreed to waive 0.15% of its management fee payable for each of the U.S. Carbon Transition Readiness Aware Active and World ex U.S. Carbon Transition Readiness Aware Active, through June 30, 2027. The contractual agreement may be terminated with respect to a Fund only upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.
BFA may also from time to time voluntarily waive and/or reimburse other fees or expenses in order to limit total annual fund operating expenses (excluding acquired fund fees and expenses, if any). Any such voluntary waiver or reimbursement may be eliminated by BFA at any time.
These amounts are included in investment advisory fees waived in the Statements of Operations. For the year ended July 31, 2026, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:
Fund Name	Amounts Waived
FinTech Active	$6,774
Health Innovation Active	14,273
Large Cap Core Active	423,728
Large Cap Value Active	40,982
U.S. Carbon Transition Readiness Aware Active	2,099,860
World ex U.S. Carbon Transition Readiness Aware Active	364,151
In addition, BFA has contractually agreed to waive a portion of its management fees to each Fund in an amount equal to the aggregate Acquired Fund Fees and Expenses, if any, attributable to investments by each Fund in other equity and fixed-income mutual funds and ETFs advised by BFA or its affiliates through June 30, 2027. BFA has also contractually agreed to waive a portion of its management fees to each Fund by an amount equal to the aggregate Acquired Fund Fees and Expenses, if any, attributable to investments by each Fund in money market funds advised by BFA or its affiliates through June 30, 2027. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

2026 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
For the year ended July 31, 2026, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:
Fund Name	Amounts Waived
FinTech Active	$322
Health Innovation Active	235
International Country Rotation Active	8,816,540
International Equity Factor Rotation Active	354
Large Cap Core Active	61,058
Large Cap Value Active	1,258
U.S. Carbon Transition Readiness Aware Active	5,951
U.S. Equity Factor Rotation Active	162,643
U.S. Industry Rotation Active	139
U.S. Thematic Rotation Active	85,967
World ex U.S. Carbon Transition Readiness Aware Active	1,652
Sub-Adviser: BFA has entered into a sub-advisory agreement with BlackRock International Limited (the “Sub-Adviser”), an affiliate of BFA, under which BFA pays the Sub-Adviser for services it provides to each of the FinTech Active, International Country Rotation Active, U.S. Carbon Transition Readiness Aware Active and World ex U.S. Carbon Transition Readiness Aware Active.
Distributor: BlackRock Investments, LLC ("BRIL"), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Securities Lending: The U.S. Securities and Exchange Commission ("SEC") has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee.  If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the securities lending agreement effective as of January 1, 2026, each of FinTech Active, Health Innovation Active, Large Cap Core Active, Large Cap Value Active, U.S. Carbon Transition Readiness Aware Active, U.S. Equity Factor Rotation Active, U.S. Industry Rotation Active and U.S. Thematic Rotation Active (the “Group 1 Funds”), retains 81% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
Pursuant to the securities lending agreement effective as of January 1, 2026, each of  International Country Rotation Active, International Equity Factor Rotation Active and World ex U.S. Carbon Transition Readiness Aware Active (the “Group 2 Funds”), retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the BlackRock Multi-Asset Complex in a given calendar year exceeds a specific threshold: (1) each Group 1 Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 84% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees, and (2) each Group 2 Fund will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
Notes to Financial Statements

Notes to Financial Statements  (continued)
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the year ended July 31, 2026, the Funds paid BTC the following amounts for securities lending agent services:
Fund Name	Amounts
FinTech Active	$3,851
Health Innovation Active	432
International Country Rotation Active	612,966
International Equity Factor Rotation Active	44
Large Cap Core Active	13,560
Large Cap Value Active	75
U.S. Carbon Transition Readiness Aware Active	8,862
U.S. Equity Factor Rotation Active	68,645
U.S. Industry Rotation Active	588
U.S. Thematic Rotation Active	34,874
World ex U.S. Carbon Transition Readiness Aware Active	332
Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.
For the year ended July 31, 2026, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
Fund Name	Purchases	Sales	Net Realized Gain (Loss)
U.S. Carbon Transition Readiness Aware Active	$144,358,953	$159,145,375	$8,807,548
U.S. Equity Factor Rotation Active	127,043,455	198,989,407	(66,689,025)
World ex U.S. Carbon Transition Readiness Aware Active	16,978,830	17,355,319	2,102,147
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate.  The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
7. PURCHASES AND SALES
For the year ended July 31, 2026, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
Fund Name	Purchases	Sales
FinTech Active	$6,575,048	$7,191,574
Health Innovation Active	13,703,058	13,773,150
International Country Rotation Active	1,787,817,155	1,761,380,813
International Equity Factor Rotation Active	59,983,237	54,688,483
Large Cap Core Active	1,787,557,201	1,427,138,314
Large Cap Value Active	281,067,800	273,786,519
U.S. Carbon Transition Readiness Aware Active	552,530,274	553,634,941
U.S. Equity Factor Rotation Active	10,471,421,979	9,994,821,971
U.S. Industry Rotation Active	34,999,306	34,936,790
U.S. Thematic Rotation Active	6,273,858,668	6,167,501,131
World ex U.S. Carbon Transition Readiness Aware Active	80,068,543	82,868,719

2026 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
For the year ended July 31, 2026, in-kind transactions were as follows:
Fund Name	In-kind Purchases	In-kind Sales
FinTech Active	$1,173,055	$—
Health Innovation Active	5,865,632	—
International Country Rotation Active	7,543,886,907	37,669,964
International Equity Factor Rotation Active	105,744,333	15,295,910
Large Cap Core Active	5,596,326,920	330,852,158
Large Cap Value Active	262,921,113	231,145,021
U.S. Carbon Transition Readiness Aware Active	51,325,487	358,407,074
U.S. Equity Factor Rotation Active	14,585,930,771	3,321,497,952
U.S. Industry Rotation Active	9,721,100	10,090,221
U.S. Thematic Rotation Active	4,923,855,000	4,844,531,373
World ex U.S. Carbon Transition Readiness Aware Active	45,403,621	30,746,393
8. INCOME TAX INFORMATION
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes.  It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of July 31, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting.  These reclassifications have no effect on net assets or NAV per share. As of July 31, 2026, permanent differences attributable to nondeductible expenses, distributions in connection with fund share redemptions and realized gains (losses) from in-kind redemptions were reclassified to the following accounts:
Fund Name	Paid-in Capital	Accumulated Earnings (Loss)
FinTech Active	$(139)	$139
Health Innovation Active	(143)	143
International Country Rotation Active	4,351,520	(4,351,520)
International Equity Factor Rotation Active	2,810,389	(2,810,389)
Large Cap Core Active	122,151,873	(122,151,873)
Large Cap Value Active	71,729,766	(71,729,766)
U.S. Carbon Transition Readiness Aware Active	149,107,526	(149,107,526)
U.S. Equity Factor Rotation Active	1,036,783,936	(1,036,783,936)
U.S. Industry Rotation Active	2,723,900	(2,723,900)
U.S. Thematic Rotation Active	1,194,930,140	(1,194,930,140)
World ex U.S. Carbon Transition Readiness Aware Active	7,021,214	(7,021,214)
The tax character of distributions paid was as follows:
Fund Name	Year Ended 07/31/26	Year Ended 07/31/25
FinTech Active
Ordinary income	$304,125	$32,052
Long-term capital gains	354,163	—
	$658,288	$32,052
Health Innovation Active
Ordinary income	$29,225	$—
Notes to Financial Statements

Notes to Financial Statements  (continued)

Fund Name	Year Ended 07/31/26	Period Ended 07/31/25
International Country Rotation Active
Ordinary income	$63,660,241	$176,337
Long-term capital gains	2,083	—
	$63,662,324	$176,337

Fund Name	Period Ended 07/31/26
International Equity Factor Rotation Active
Ordinary income	$1,959,692
Long-term capital gains	1,692
$1,961,384

Fund Name	Year Ended 07/31/26	Year Ended 07/31/25
Large Cap Core Active
Ordinary income	$7,650,686	$47,420
Large Cap Value Active
Ordinary income	$2,172,662	$317,720
U.S. Carbon Transition Readiness Aware Active
Ordinary income	$14,542,019	$15,535,961
U.S. Equity Factor Rotation Active
Ordinary income	$266,415,538	$173,851,322
U.S. Industry Rotation Active
Ordinary income	$215,306	$153,907
U.S. Thematic Rotation Active
Ordinary income	$17,791,152	$1,168,644
Long-term capital gains	—	60,831
	$17,791,152	$1,229,475
World ex U.S. Carbon Transition Readiness Aware Active
Ordinary income	$7,983,137	$8,710,326

2026 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
As of July 31, 2026, the tax components of accumulated earnings (loss) were as follows:
Fund Name	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Non-expiring Capital Loss Carryforwards(a)	Net Unrealized Gains (Losses)(b)	Qualified Late-Year Capital Losses(c)	Qualified Late-Year Ordinary Losses(c)	Total
FinTech Active	$13,920	$—	$—	$440,445	$(679,975)	$ —	$(225,610)
Health Innovation Active	8,913	—	(973,964)	1,102,451	—	—	137,400
International Country Rotation Active	10,730,568	195,179	—	260,930,088	—	(1,937,111)	269,918,724
International Equity Factor Rotation Active	123,081	—	—	9,886,969	(1,488,060)	—	8,521,990
Large Cap Core Active	2,753,394	—	(54,441,816)	597,286,256	—	—	545,597,834
Large Cap Value Active	442,748	—	(18,010,108)	31,466,343	—	—	13,898,983
U.S. Carbon Transition Readiness Aware Active	1,318,622	—	(26,294,351)	343,538,428	—	—	318,562,699
U.S. Equity Factor Rotation Active	30,346,893	—	(579,432,945)	7,635,589,499	—	—	7,086,503,447
U.S. Industry Rotation Active	22,834	—	(241,800)	5,699,971	—	—	5,481,005
U.S. Thematic Rotation Active	1,768,708	—	(347,049,503)	680,924,267	—	—	335,643,472
World ex U.S. Carbon Transition Readiness Aware Active	363,600	—	(66,024,741)	46,051,780	—	—	(19,609,361)

(a)	Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains(losses) on certain foreign currency contracts, the realization for tax purposes of unrealized gains(losses) on certain futures contracts, the timing and recognition of partnership income, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies and undistributed capital gains from underlying REIT investments.

(c)	The Funds have elected to defer these qualified late-year losses and recognize such losses in the next taxable year.
For the year ended July 31, 2026, the Funds listed below utilized the following amounts of their respective capital loss carryforwards:
Fund Name	Utilized
Health Innovation Active	$25,469
U.S. Carbon Transition Readiness Aware Active	36,811,317
U.S. Industry Rotation Active	255,772
World ex U.S. Carbon Transition Readiness Aware Active	7,218,012
Notes to Financial Statements

Notes to Financial Statements  (continued)
As of July 31, 2026, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
Fund Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
FinTech Active	$9,951,711	$1,228,403	$(788,061)	$440,342
Health Innovation Active	10,271,552	1,239,173	(136,693)	1,102,480
International Country Rotation Active	8,158,670,351	325,018,611	(64,088,523)	260,930,088
International Equity Factor Rotation Active	97,747,056	13,380,067	(3,491,634)	9,888,433
Large Cap Core Active	5,887,894,738	770,784,759	(173,498,503)	597,286,256
Large Cap Value Active	313,129,684	36,354,949	(4,758,275)	31,596,674
U.S. Carbon Transition Readiness Aware Active	865,300,458	380,227,177	(36,683,802)	343,543,375
U.S. Equity Factor Rotation Active	31,191,421,740	8,555,301,551	(919,712,052)	7,635,589,499
U.S. Industry Rotation Active	28,886,906	6,300,517	(600,546)	5,699,971
U.S. Thematic Rotation Active	5,826,005,531	865,892,714	(184,968,447)	680,924,267
World ex U.S. Carbon Transition Readiness Aware Active	239,548,798	55,999,175	(10,010,818)	45,988,357
9. LINE OF CREDIT
The Trust, on behalf of the Funds, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month Overnight Bank Funding Rate (“OBFR”) (but in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured Overnight Financing Rate (“SOFR”) (but in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum.  The agreement expires in April 2027 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the year ended July 31, 2026, the Funds did not borrow under the credit agreement.
10. PRINCIPAL RISKS
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations.  Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. A Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore each Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by each Fund, and each Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and

2026 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
Certain Funds invest a significant portion of their assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Funds’ investments.
Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. The United Kingdom has withdrawn from the European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. These events and actions have adversely affected, and may in the future adversely affect, the value and exchange rate of the Euro and may continue to significantly affect the economies of every country in Europe, including countries that do not use the Euro and non-European Union member states. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching.  In addition, Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but have been, and may continue to be, significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.
Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors.  When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio.  Investment percentages in specific sectors are presented in the  Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11. CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
	Year Ended 07/31/26		Year Ended 07/31/25
Fund Name	Shares	Amount	Shares	Amount
FinTech Active
Shares sold	40,000	$1,313,201	120,000	$3,506,878
Health Innovation Active
Shares sold	200,000	$6,100,419	40,000	$985,214
Shares redeemed	—	—	(40,000)	(1,026,177)
	200,000	$6,100,419	—	$(40,963)
Notes to Financial Statements

Notes to Financial Statements  (continued)

	Year Ended 07/31/26		Period Ended 07/31/25(a)
Fund Name	Shares	Amount	Shares	Amount
International Country Rotation Active
Shares sold	220,160,000	$7,583,517,334	360,000	$9,353,027
Shares redeemed	(1,140,000)	(37,846,101)	—	—
	219,020,000	$7,545,671,233	360,000	$9,353,027

	Period Ended 07/31/26(b)
Fund Name	Shares	Amount
International Equity Factor Rotation Active
Shares sold	4,080,000	$112,027,675
Shares redeemed	(520,000)	(15,594,395)
	3,560,000	$96,433,280

	Year Ended 07/31/26		Year Ended 07/31/25
Fund Name	Shares	Amount	Shares	Amount
Large Cap Core Active
Shares sold	139,800,000	$6,125,957,019	160,000	$5,256,625
Shares redeemed	(7,370,000)	(350,163,103)	(130,000)	(4,273,403)
	132,430,000	$5,775,793,916	30,000	$983,222
Large Cap Value Active
Shares sold	7,280,000 (c)	$279,134,655 (d)	1,380,000	$45,551,071
Shares issued in reorganization	5,510,831	211,628,143	—	—
Shares redeemed	(6,280,009)	(239,895,686)	(80,000)	(2,638,349)
	6,510,822	$250,867,112	1,300,000	$42,912,722
U.S. Carbon Transition Readiness Aware Active
Shares sold	700,000	$51,982,000	700,000	$44,914,873
Shares redeemed	(4,600,000)	(363,413,917)	(2,400,000)	(149,471,765)
	(3,900,000)	$(311,431,917)	(1,700,000)	$(104,556,892)
U.S. Equity Factor Rotation Active
Shares sold	246,150,000	$15,026,640,433	254,500,000	$13,022,575,573
Shares redeemed	(56,800,000)	(3,416,269,231)	(85,550,000)	(4,338,574,560)
	189,350,000	$11,610,371,202	168,950,000	$8,684,001,013
U.S. Industry Rotation Active
Shares sold	300,000	$9,871,295	760,000	$20,597,383
Shares redeemed	(320,000)	(10,189,420)	(140,000)	(3,909,953)
	(20,000)	$(318,125)	620,000	$16,687,430
U.S. Thematic Rotation Active
Shares sold	130,260,000	$5,028,635,659	142,000,000	$4,835,373,396
Shares redeemed	(119,420,000)	(4,896,014,167)	(1,080,000)	(34,961,296)
	10,840,000	$132,621,492	140,920,000	$4,800,412,100
World ex U.S. Carbon Transition Readiness Aware Active
Shares sold	825,000	$47,779,459	225,000	$10,248,513
Shares redeemed	(600,000)	(31,938,495)	(1,950,000)	(89,167,810)
	225,000	$15,840,964	(1,725,000)	$(78,919,297)

(a)	The Fund commenced operations on December 03, 2024.
(b)	The Fund commenced operations on August 05, 2025.
(c)	Included within this amount is 2,860,000 shares of the Predecessor Fund exchanged for 2,860,000 shares of the Acquiring Fund.
(d)	Included within this amount is $109,830,350 of the Predecessor Fund exchanged for $109,830,350 of the Acquiring Fund.
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming

2026 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator or BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, each Fund’s custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Fund may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
12. FOREIGN WITHHOLDING TAX CLAIMS
The Internal Revenue Service (“IRS”) has issued guidance to address U.S. income tax liabilities attributable to fund shareholders resulting from the recovery of foreign taxes withheld in prior calendar years. These withheld foreign taxes were passed through to shareholders in the form of foreign tax credits in the year the taxes were withheld. Assuming there are sufficient foreign taxes paid which World ex U.S. Carbon Transition Readiness Aware Active is able to pass through to shareholders as a foreign tax credit in the current year, the Fund, will be able to offset the prior years’ withholding taxes recovered against the foreign taxes paid in the current year. Accordingly, no federal income tax liability is recorded by the Fund.
13. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the  financial statements.
Notes to Financial Statements

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of BlackRock ETF Trust and Shareholders of each of the eleven funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (eleven of the funds constituting BlackRock ETF Trust, hereafter collectively referred to as the "Funds") as of July 31, 2026, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of July 31, 2026, the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.
iShares FinTech Active ETF(1)
iShares Health Innovation Active ETF(1)
iShares International Country Rotation Active ETF(2)
iShares International Equity Factor Rotation Active ETF(3)
iShares Large Cap Core Active ETF(1)
iShares Large Cap Value Active ETF(1)
iShares U.S. Carbon Transition Readiness Aware Active ETF(1)
iShares U.S. Equity Factor Rotation Active ETF(1)
iShares U.S. Industry Rotation Active ETF(1)
iShares U.S. Thematic Rotation Active ETF(1)
iShares World ex U.S. Carbon Transition Readiness Aware Active ETF(1)
(1) Statement of operations for the year ended July 31, 2026 and statement of changes in net assets for each of the two years in the period ended July 31, 2026
(2) Statement of operations for the year ended July 31, 2026 and statement of changes in net assets for the year ended July 31, 2026 and for the period December 3, 2024 (commencement of operations) to July 31, 2025
(3) Statement of operations and statement of changes in net assets for the period August 5, 2025 (commencement of operations) to July 31, 2026
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of July 31, 2026 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
September 23, 2026
We have served as the auditor of one or more BlackRock investment companies since 2000.

2026 BlackRock Annual Financial Statements and Additional Information

Important Tax Information (unaudited)
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified dividend income for individuals for the fiscal year ended July 31, 2026:
Fund Name	Qualified Dividend Income
FinTech Active	$77,797
Health Innovation Active	72,794
International Country Rotation Active	232,896
International Equity Factor Rotation Active	2,114,499
Large Cap Core Active	12,589,303
Large Cap Value Active	3,286,284
U.S. Carbon Transition Readiness Aware Active	14,804,301
U.S. Equity Factor Rotation Active	324,479,291
U.S. Industry Rotation Active	305,492
U.S. Thematic Rotation Active	47,816,248
World ex U.S. Carbon Transition Readiness Aware Active	6,513,830
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified business income for individuals for the fiscal year ended July 31, 2026:
Fund Name	Qualified Business Income
International Country Rotation Active	$124
Large Cap Value Active	133,756
U.S. Carbon Transition Readiness Aware Active	1,034,515
U.S. Equity Factor Rotation Active	14,081,258
U.S. Industry Rotation Active	8,221
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as capital gain dividends, subject to a long-term capital gains tax rate as noted below, for the fiscal year ended July 31, 2026:
Fund Name	20% Rate Long-Term Capital Gain Dividends
FinTech Active	$354,163
International Country Rotation Active	2,412
International Equity Factor Rotation Active	1,692
The Funds intend to pass through to their shareholders the following amounts, or maximum amounts allowable by law, of foreign source income earned and foreign taxes paid for the fiscal year ended July 31, 2026:
Fund Name	Foreign Source Income Earned	Foreign Taxes Paid
International Country Rotation Active	$259,783	$25,406
International Equity Factor Rotation Active	2,436,671	218,581
World ex U.S. Carbon Transition Readiness Aware Active	6,846,356	71,087
The Funds hereby designate the following amounts, or maximum amounts allowable by law, of distributions from direct federal obligation interest for the fiscal year ended July 31, 2026:
Fund Name	Federal Obligation Interest
FinTech Active	$6,394
Health Innovation Active	4,513
International Country Rotation Active	575
International Equity Factor Rotation Active	6,815
Large Cap Core Active	1,158,996
Large Cap Value Active	23,729
U.S. Carbon Transition Readiness Aware Active	117,745
U.S. Equity Factor Rotation Active	3,247,405
U.S. Industry Rotation Active	2,714
U.S. Thematic Rotation Active	1,727,808
World ex U.S. Carbon Transition Readiness Aware Active	32,671
Important Tax Information

Important Tax Information (unaudited) (continued)
The following percentage, or maximum percentage allowable by law, of ordinary income distributions paid during the fiscal year ended July 31, 2026 qualified for the dividends-received deduction for corporate shareholders:
Fund Name	Dividends-Received Deduction
FinTech Active	33.90%
Health Innovation Active	100.00%
International Country Rotation Active	0.66%
Large Cap Core Active	95.64%
Large Cap Value Active	100.00%
U.S. Carbon Transition Readiness Aware Active	99.27%
U.S. Equity Factor Rotation Active	100.00%
U.S. Industry Rotation Active	100.00%
U.S. Thematic Rotation Active	100.00%
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended July 31, 2026:
Fund Name	Interest Dividends
FinTech Active	$13,536
Health Innovation Active	9,554
International Country Rotation Active	1,491
International Equity Factor Rotation Active	14,428
Large Cap Core Active	2,453,679
Large Cap Value Active	50,237
U.S. Carbon Transition Readiness Aware Active	249,274
U.S. Equity Factor Rotation Active	6,874,995
U.S. Industry Rotation Active	5,746
U.S. Thematic Rotation Active	3,657,896
World ex U.S. Carbon Transition Readiness Aware Active	69,168
The Funds hereby designate the following amount(s), or maximum amount(s) allowable by law, as interest-related dividends and qualified short-term capital gains eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended July 31, 2026:
Fund Name	Interest-Related Dividends	Qualified Short-Term Capital Gains
FinTech Active	$13,560	$14,417
Health Innovation Active	9,572	—
International Country Rotation Active	1,491	102,587
International Equity Factor Rotation Active	14,454	83,847
Large Cap Core Active	2,458,104	—
Large Cap Value Active	50,328	—
U.S. Carbon Transition Readiness Aware Active	249,724	—
U.S. Equity Factor Rotation Active	6,887,392	—
U.S. Industry Rotation Active	5,756	—
U.S. Thematic Rotation Active	3,664,492	—
World ex U.S. Carbon Transition Readiness Aware Active	69,292	—

2026 BlackRock Annual Financial Statements and Additional Information

Additional Information
Premium/Discount Information
Information on the Fund's net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com.
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
 • Go to icsdelivery.com.
 • If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust’s policies and procedures with respect to the disclosure of each Fund’s portfolio securities is available in the Fund Prospectus. Each Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com.
Fund and Service Providers
Investment Adviser	Independent Registered Public Accounting Firm
BlackRock Fund Advisors San Francisco, CA 94105	PricewaterhouseCoopers LLP Philadelphia, PA 19103
Sub-Adviser	Legal Counsel
BlackRock International Limited(a) Edinburgh, EH3 5PP United Kingdom	Ropes & Gray LLP New York, NY 10036
Administrator, Custodian and Transfer Agent	Address of the Trust
State Street Bank and Trust Company Boston, MA 02114	100 Bellevue Parkway Wilmington, DE 19809
Distributor
BlackRock Investments, LLC New York, NY 10001
(a) For LCTU, LCTD, BPAY and CORO.
Additional Information

Disclosure of Investment Advisory Agreement
The Board of Trustees (the “Board”, the members of which are referred to as “Board Members”) of BlackRock ETF Trust (the “Trust”) met on April 22, 2026 (the “April Meeting”) and May 19-20, 2026 (the “May Meeting”) to consider the approval to continue the investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of iShares U.S. Equity Factor Rotation Active ETF (“U.S. Equity Factor Rotation Active ETF”), iShares U.S. Carbon Transition Readiness Aware Active ETF (“U.S. Carbon Transition Readiness Aware Active ETF”), iShares World ex U.S. Carbon Transition Readiness Aware Active ETF (“World ex U.S. Carbon Transition Readiness Aware Active ETF”), iShares FinTech Active ETF (“FinTech Active ETF”), iShares Health Innovation Active ETF (“Health Innovation Active ETF”), iShares Large Cap Core Active ETF (“Large Cap Core Active ETF”), iShares Large Cap Value Active ETF (“Large Cap Value Active ETF”), iShares U.S. Industry Rotation Active ETF (“U.S. Industry Rotation Active ETF”), iShares U.S. Thematic Rotation Active ETF (“U.S. Thematic Rotation Active ETF”) and iShares International Country Rotation Active ETF (“International Country Rotation Active ETF”  and, together with U.S. Thematic Rotation Active ETF, U.S. Equity Factor Rotation Active ETF, U.S. Carbon Transition Readiness Aware Active ETF, World ex U.S. Carbon Transition Readiness Aware Active ETF, FinTech Active ETF, Health Innovation Active ETF, Large Cap Core Active ETF, Large Cap Value Active ETF and U.S. Industry Rotation Active ETF, the “Funds” and each, a “Fund”), and BlackRock Fund Advisors (the “Manager”), each Fund’s investment advisor. The Board also considered the approval to continue (i) the sub-advisory agreement between the Manager and BlackRock International Limited (the “Sub-Advisor”) with respect to U.S. Carbon Transition Readiness Aware Active ETF (the “U.S. Carbon Transition Readiness Aware Active ETF Sub-Advisory Agreement”); (ii) the sub-advisory agreement between the Manager and the Sub-Advisor with respect to World ex U.S. Carbon Transition Readiness Aware Active ETF (the “World ex U.S. Carbon Transition Readiness Aware Active ETF Sub-Advisory Agreement”); (iii) the sub-advisory agreement between the Manager and the Sub-Advisor with respect to FinTech Active ETF (the “FinTech Active ETF Sub-Advisory Agreement”); and (iv) the sub-advisory agreement between the Manager and the Sub-Advisor with respect to International Country Rotation Active ETF (the “International Country Rotation Active ETF Sub-Advisory Agreement” and, together with the U.S. Carbon Transition Readiness Aware Active ETF Sub-Advisory Agreement, the World ex U.S. Carbon Transition Readiness Aware Active ETF Sub-Advisory Agreement and the FinTech Active ETF Sub-Advisory Agreement, the “Sub-Advisory Agreements”). The Manager and the Sub-Advisor are referred to herein as “BlackRock”. The Advisory Agreement and the Sub-Advisory Agreements are referred to herein as the “Agreements”.
The Approval Process
Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the approval of the continuation of the Agreements for each Fund on an annual basis. The Board Members who are not “interested persons” of the Trust, as defined in the 1940 Act, are considered independent Board Members (the “Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed BlackRock’s various services to each Fund, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Board had four quarterly meetings during the year, as well as numerous ad hoc meetings and executive sessions throughout the year, as needed. The committees of the Board similarly met throughout the year. The Board also held the April Meeting to consider specific information regarding the renewal of the Agreements. In considering the renewal of the Agreements, the Board assessed, among other things, the nature, extent and quality of the services provided to each Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of each Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.
During the year, the Board, acting directly and through its committees, considered information that was relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by BlackRock to each Fund and its shareholders. BlackRock also provided additional information to the Board in response to specific questions and requests from the Board. Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, relevant benchmarks, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ investment performance analyses, and the reasons for any material outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by each Fund for applicable services; (c) Fund operating expenses and how BlackRock allocates expenses to each Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of each Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and each Fund’s development and application of applicable compliance policies and procedures; (f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as applicable; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) execution quality of portfolio transactions; (j) BlackRock’s implementation of each Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to each Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.
 Prior to and in preparation for the April Meeting, the Board received and reviewed materials specifically relating to the renewal of the Agreements. The Independent Board Members engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the Board to better assist its deliberations. The materials provided in connection with the April Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding each Fund’s fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of each Fund as compared with a peer group of funds (“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreements and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts, under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees, as applicable; (f) the existence, impact and sharing of potential economies of scale, if any, with

2026 BlackRock Annual Financial Statements and Additional Information

Disclosure of Investment Advisory Agreement (continued)
each Fund; (g) a summary of aggregate amounts paid by each Fund to BlackRock; (h) sales and redemption data regarding each Fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock's and each Fund's operations.
At the April Meeting, the Board reviewed materials relating to its consideration of the Agreements and the Independent Board Members presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the May Meeting, and such responses were reviewed by the Board Members.
At the May Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of each Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with each Fund; (d) each Fund’s fees and expenses compared to its Expense Peers; (e) the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with each Fund; and (g) other factors deemed relevant by the Board Members.
The Board also considered other matters it deemed important to the approval process, such as other payments made or benefits that inure to BlackRock or its affiliates including relating to, as applicable, securities lending and cash management activities of each Fund. The Board noted the willingness of BlackRock’s personnel to engage in open, candid discussions with the Board. The Board evaluated the information available to it on a fund-by-fund basis. The following paragraphs provide more information about some of the primary factors that were relevant to the Board’s decision. The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.
A. Nature, Extent and Quality of the Services Provided by BlackRock
The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of each Fund. Throughout the year, the Board compared Fund performance to the performance of a comparable group of funds, relevant benchmarks, and performance metrics, as applicable. Throughout the year, the Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by each Fund’s portfolio management team discussing each Fund’s performance, investment strategies and outlook.
The Board considered, among other factors, with respect to BlackRock: the experience of each Fund’s portfolio management team (including the tenure of or changes in the portfolio management team); research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of certain trading, portfolio management, operations and/or information systems owned by BlackRock; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks, the role of BlackRock’s Risk & Quantitative Analysis Group, and BlackRock’s policies and procedures for third-party vendor oversight. The Board engaged in a review of BlackRock’s compensation structure with respect to each Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.
In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to each Fund. BlackRock and its affiliates provide each Fund with certain administrative, shareholder and other services (in addition to any such services provided to each Fund by third parties) and officers and other personnel as are necessary for the operations of each Fund. In particular, BlackRock and its affiliates provide each Fund with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information, and periodic shareholder reports; (ii) oversight of daily accounting and net asset value; and services related to the valuation and pricing of each Fund’s portfolio holdings; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers including, among others, each Fund's custodian, fund accountant, transfer agent, and auditor; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of each Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing each Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board also considered the operation of BlackRock’s business continuity plans.
The Board noted that the engagement of the Sub-Advisor with respect to U.S. Carbon Transition Readiness Aware Active ETF, World ex U.S. Carbon Transition Readiness Aware Active ETF, FinTech Active ETF and International Country Rotation Active ETF facilitates the provision of investment advice and trading by investment personnel located outside of the United States. The Board considered that this arrangement provides additional flexibility to each portfolio management team, which may benefit the applicable Fund and its shareholders.
B.  The Investment Performance of the Funds
The Board, including the Independent Board Members, reviewed and considered the performance history of each Fund throughout the year and at the April Meeting. The Board was provided with Fund performance reporting and analysis, relative to applicable performance metrics, by BlackRock throughout the year and at the April Meeting. In preparation for the April Meeting, the Board was also provided with reports independently prepared by Broadridge, which included an analysis of each Fund’s performance as of December 31, 2025, as compared to its Performance Peers. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of each Fund as compared to its Performance Peers. The Board and its Performance Oversight Committee regularly review and meet with each Fund’s management to discuss the performance of the Fund throughout the year.
Disclosure of Investment Advisory Agreement

Disclosure of Investment Advisory Agreement (continued)
The Board noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its Performance Peers (for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to disproportionately affect long-term performance.
The Board noted that for each of the one-, three- and five-year periods reported, U.S. Equity Factor Rotation Active ETF ranked in the first quartile against its Performance Peers.
The Board noted that for each of the one-year, three-year and since-inception periods reported, U.S. Carbon Transition Readiness Aware Active ETF ranked in the second quartile against its Performance Peers.
The Board noted that for each of the one-year, three-year and since-inception periods reported, World ex U.S. Carbon Transition Readiness Aware Active ETF ranked in the third quartile against its Performance Peers. The Board and BlackRock reviewed the Fund’s underperformance relative to its Performance Peers during the applicable periods.
The Board noted that for the one-year, three-year and since-inception periods reported, FinTech Active ETF ranked in the third, third, and fourth quartiles, respectively, against its Performance Peers. The Board and BlackRock reviewed the Fund’s underperformance relative to its Performance Peers during the applicable periods.
The Board noted that for the one-, three- and five-year periods reported, Health Innovation Active ETF ranked in the second, second and fourth quartiles, respectively, against its Performance Peers. The Board and BlackRock reviewed the Fund’s underperformance relative to its Performance Peers during the applicable period.
The Board noted that for each of the one-year and since-inception periods reported, Large Cap Core Active ETF ranked in the first quartile against its Performance Peers.
The Board noted that for each of the one-year and since-inception periods reported, Large Cap Value Active ETF ranked in the first quartile against its Performance Peers.
The Board noted that for each of the one-year and since-inception periods reported, U.S. Industry Rotation Active ETF ranked in the second quartile against its Performance Peers.
The Board noted that for the one-year, three-year and since-inception periods reported, U.S. Thematic Rotation Active ETF ranked in the third, first and first quartiles, respectively, against its Performance Peers. The Board and BlackRock reviewed the Fund’s underperformance relative to its Performance Peers during the applicable period.
The Board noted that for the one-year period reported, International Country Rotation Active ETF ranked in the first quartile against its Performance Peers.
C.  Consideration of the Advisory/Management Fees and the Estimated Costs of the Services and Estimated Profits Realized by BlackRock and its Affiliates from their Relationship with the Funds
The Board, including the Independent Board Members, reviewed each Fund’s contractual management fee rate compared with those of its Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board also compared each Fund’s total expense ratio, as well as its actual management fee rate, to those of its Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers. The Board considered that the fee and expense information in the Broadridge report for each Fund reflected information for a specific period and that historical asset levels and expenses may differ from current levels, particularly in a period of market volatility. The Board also noted that while it found the expense comparison provided by Broadridge generally useful, it recognized that the comparison is subject to Broadridge’s defined peer selection criteria and methodology. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).
The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to each Fund.  The Board reviewed BlackRock’s estimated profitability with respect to each Fund and other funds the Board currently oversees for the year ended December 31, 2025 compared to available aggregate estimated profitability data provided for the prior two years. The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. The Board thus recognized the limitations of calculating and comparing profitability at the individual fund level.
The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of BlackRock’s technology business, BlackRock’s expense management, and the relative product mix. The Board noted that, in general, individual fund or product line profitability information for other advisors is not publicly available.
The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but

2026 BlackRock Annual Financial Statements and Additional Information

Disclosure of Investment Advisory Agreement (continued)
not limited to BlackRock’s commitment of time and resources, assumption of risk, and liability profile in servicing each Fund, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.
The Board noted that U.S. Equity Factor Rotation Active ETF’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the Fund’s Expense Peers. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the Fund decreases below certain contractually specified levels.
The Board noted that U.S. Carbon Transition Readiness Aware Active ETF’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the Fund’s Expense Peers. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the Fund decreases below certain contractually specified levels. Additionally, the Board noted that BlackRock and the Board have contractually agreed to waive a portion of the advisory fee payable by the Fund.
The Board noted that World ex U.S. Carbon Transition Readiness Aware Active ETF’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the Fund’s Expense Peers. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the Fund decreases below certain contractually specified levels. Additionally, the Board noted that BlackRock and the Board have contractually agreed to waive a portion of the advisory fee payable by the Fund.
The Board noted that FinTech Active ETF’s contractual management fee rate ranked in the second quartile, and that the actual management fee rate and total expense ratio ranked in the second and first quartiles, respectively, relative to the Fund’s Expense Peers. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the Fund decreases below certain contractually specified levels. In addition, after discussions between the Board and BlackRock, the Board and BlackRock agreed to a contractual expense cap on the Fund’s total expenses as a percentage of the Fund’s average daily net assets. This contractual expense cap was implemented on November 28, 2025.
The Board noted that Health Innovation Active ETF’s contractual management fee rate ranked in the third quartile, and that the actual management fee rate and total expense ratio each ranked in the second quartile relative to the Fund’s Expense Peers. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the Fund decreases below certain contractually specified levels. In addition, after discussions between the Board and BlackRock, the Board and BlackRock agreed to a contractual expense cap on the Fund’s total expenses as a percentage of the Fund’s average daily net assets. This contractual expense cap was implemented on November 28, 2025.
The Board noted that Large Cap Core Active ETF’s contractual management fee rate ranked in the second quartile, and that the actual management fee rate and total expense ratio each ranked in the second quartile relative to the Fund’s Expense Peers. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the Fund decreases below certain contractually specified levels. Additionally, the Board noted that BlackRock and the Board have contractually agreed to waive a portion of the advisory fee payable by the Fund.
The Board noted that Large Cap Value Active ETF’s contractual management fee rate ranked in the third quartile, and that the actual management fee rate and total expense ratio each ranked in the third quartile relative to the Fund’s Expense Peers.
The Board noted that U.S. Industry Rotation Active ETF’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the Fund’s Expense Peers. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the Fund decreases below certain contractually specified levels.
The Board noted that U.S. Thematic Rotation Active ETF’s contractual management fee rate ranked in the third quartile, and that the actual management fee rate and total expense ratio each ranked in the third quartile relative to the Fund’s Expense Peers. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the Fund decreases below certain contractually specified levels.
The Board noted that the varying fee structures for fund of funds can limit the value of management fee comparisons. The Board also noted that International Country Rotation Active ETF’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the Fund’s Expense Peers.
D.  Economies of Scale
The Board, including the Independent Board Members, considered the extent to which any economies of scale might benefit each Fund in a variety of ways as the assets of each Fund increase. The Board considered multiple factors, including the advisory fee rate and breakpoints, unitary fee structure, fee waivers, and/or expense caps, as applicable. The Board considered each Fund’s asset levels and whether the current fee schedule was appropriate.
Disclosure of Investment Advisory Agreement

Disclosure of Investment Advisory Agreement (continued)
E.  Other Factors Deemed Relevant by the Board Members
The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with each Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to each Fund, including for administrative, distribution, securities lending, participation in the ETF Servicing Platform and cash management services. The Board also noted the revenue received by BlackRock and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BlackRock and/or its affiliates. With respect to securities lending, during the year the Board also considered information provided by independent third-party consultants related to the performance of each BlackRock affiliate as securities lending agent. The Board considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts. Throughout the year, the Board also received information and reporting, as applicable, regarding BlackRock’s soft dollar, brokerage, and trade execution practices.
Conclusion
At the May Meeting, in a continuation of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreement between the Manager and the Trust, on behalf of each Fund, for a one-year term ending June 30, 2027, and the Sub-Advisory Agreements between the Manager and the Sub-Advisor, with respect to U.S. Carbon Transition Readiness Aware Active ETF, World ex U.S. Carbon Transition Readiness Aware Active ETF, FinTech Active ETF and International Country Rotation Active ETF, for a one-year term ending June 30, 2027. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of each Fund and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were advised by independent legal counsel throughout the deliberative process.

2026 BlackRock Annual Financial Statements and Additional Information

Glossary of Terms Used in these Financial Statements

Portfolio Abbreviation
ADR	American Depositary Receipt
JSC	Joint Stock Company
NVS	Non-Voting Shares

Currency Abbreviation
AUD	Australian Dollar
USD	United States Dollar
Glossary of Terms Used in this Report

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This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Item 8 –	Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7

Item 9 –	Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 – Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 – Statement Regarding Basis for Approval of Investment Advisory Contract – See Item 7

Item 12 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 13 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 14 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 15 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 16 – Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 18 – Recovery of Erroneously Awarded Compensation – Not Applicable

Item 19 – Exhibits attached hereto

(a)(1) Code of Ethics – See Item 2

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable

(a)(3) Section 302 Certifications are attached

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(5) Change in registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock ETF Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock ETF Trust

Date: September 23, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock ETF Trust

Date: September 23, 2026

By:	/s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of BlackRock ETF Trust

Date: September 23, 2026